     As filed with the Securities and Exchange Commission on April 18, 2002
                                              Registration No. 33-63246/811-7754


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ----------------------


                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                   PRE-EFFECTIVE AMENDMENT NO.                   ( )
                   POST-EFFECTIVE AMENDMENT NO. 10               (X)


                                     and/or


                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                               Amendment No. 11                  (X)
                        (Check appropriate box or boxes)


                          WRL SERIES ANNUITY ACCOUNT B
                           (Exact Name of Registrant)

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                               (Name of Depositor)
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
         (Address of Depositor's Principal Executive Offices) (Zip Code)
               Depositor's Telephone Number, including Area Code:
                                 (727) 299-1800


                                 John K. Carter
                           Vice President and Counsel
                   Western Reserve Life Assurance Co. of Ohio
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                     (Name and Address of Agent for Service)


                                    Copy to:


                          Mary Jane Wilson-Bilik, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415

                           ---------------------------


Title of Securities Being Registered: Units of interest in the separate account under flexible payment deferred variable annuity contracts.

It is proposed that this filing will become effective (check appropriate space):

    immediately upon filing pursuant to paragraph (b) of Rule 485
---


 X  on May 1, 2002 pursuant to paragraph (b) of Rule 486
---


    60 days after filing pursuant to paragraph (a) of Rule 485
---

    on      pursuant to paragraph (a) of Rule 485
---    ----

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                              May 1, 2002

                                              JANUS ASPEN SERIES
                                              INSTITUTIONAL SHARES
                                              Growth Portfolio
                                              Aggressive Growth Portfolio
                                              Capital Appreciation Portfolio
                                              Strategic Value Portfolio
                                              Core Equity Portfolio
                                              (Formerly Equity Income Portfolio)
                                              Balanced Portfolio
                                              Growth and Income Portfolio
                                              International Growth Portfolio
                                              Worldwide Growth Portfolio
                                              Global Life Sciences Portfolio
                                              Global Technology Portfolio
                                              Flexible Income Portfolio
                                              Money Market Portfolio


                                 JANUS ANNUITY
                                VARIABLE ANNUITY

                                   Prospectus

                                 Issued Through
                          WRL SERIES ANNUITY ACCOUNT B
                                       By
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

This prospectus gives you important information about the Janus Annuity, a flexible payment variable accumulation deferred annuity contract. Please read this prospectus and the prospectuses for the Janus Aspen Series before you invest and keep them for future reference. This Contract is available to individuals and can be used with individual retirement plans. This Contract is not available in all states.

You can put your money into 14 investment choices: a fixed account and 13 subaccounts of the WRL Series Annuity Account B. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio of the Janus Aspen Series. Your investments in the Janus portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JANUS LOGO]


                         If you would like more information about the Janus Annuity, you can obtain a free copy of the Statement of Additional Information ("SAI") dated May 1, 2002. Please call us at 1-800-504-4440 (Monday-Friday, 9:00 A.M.-6:00 P.M., Eastern Time) or write us at: Western Reserve, Administrative Office - Annuity Department P.O. Box 9052, Clearwater, Florida 33758-9052. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.


                         PLEASE NOTE THAT THE CONTRACT AND THE JANUS PORTFOLIOS:
                         - ARE NOT BANK DEPOSITS
                         - ARE NOT FEDERALLY INSURED
                         - ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
                         - ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL
                         - INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PREMIUM

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                Definitions of Special Terms....................    3
                Summary.........................................    7
                Annuity Contract Fee Table......................   15
                Example.........................................   16
                    1. The Annuity Contract.....................   18
                    2. Annuity Payments (the Income Phase)......   20
                       Annuity Payment Options Under the
                       Contract.................................   21
                       Fixed Annuity Payment Options............   22
                       Variable Annuity Payment Options.........   23
                    3. Purchase.................................   25
                       Contract Issue Requirements..............   25
                       Purchase Payments........................   25
                       Initial Purchase Requirements............   25
                       Additional Purchase Payments.............   26
                       Maximum Annual Purchase Payments.........   27
                       Allocation of Purchase Payments..........   27
                       Right to Cancel Period...................   27
                       Policy Delivery Receipt..................   28
                       Annuity Value............................   28
                       Accumulation Units.......................   29
                    4. Investment Choices.......................   30
                       The Separate Account.....................   30
                       Janus Aspen Series.......................   30
                       The Fixed Account........................   31
                       Transfers................................   32
                       Systematic Exchanges.....................   35
                       Asset Rebalancing Program................   35
                       Telephone Transactions...................   36
                    5. Expenses.................................   38
                       Partial Withdrawals and Complete
                       Surrenders...............................   38
                       Mortality and Expense Risk Charge........   38
                       Administrative Charge....................   38
                       Annual Contract Charge...................   39
                       Transfer Charge..........................   39
                       Premium Taxes............................   39
                       Federal, State and Local Taxes...........   40
                       Portfolio Management Fees................   41
                    6. Taxes....................................   42
                       Annuity Contracts in General.............   42
                       Qualified and Nonqualified Contracts.....   42
                       Partial Withdrawals and Complete
                       Surrenders
                       - Nonqualified Contracts.................   43

                       Multiple Contracts.......................   44
                       Diversification and Distribution
                       Requirements.............................   44
                       Partial Withdrawals and Complete
                       Surrenders
                       - Qualified Contracts....................   45
                       Taxation of Death Benefit Proceeds.......   46
                       Annuity Payments.........................   46
                       Transfers, Assignments or Exchanges of
                       Contracts................................   47
                       Possible Tax Law Changes.................   47
                    7. Access to Your Money.....................   49
                       Partial Withdrawals and Complete
                       Surrenders...............................   49
                       Delay of Payment and Transfers...........   50
                       Systematic Partial Withdrawals...........   51
                    8. Performance..............................   53
                    9. Death Benefit............................   54
                       Payments on Death........................   54
                       Amount of Death Benefit Before the
                       Maturity Date ...........................   56
                       Alternate Payment Elections Before the
                       Maturity Date............................   57
                   10. Other Information........................   59
                       Ownership................................   59
                       Annuitant................................   59
                       Beneficiary..............................   59
                       Successor Owner..........................   59
                       Assignment...............................   60
                       Western Reserve Life Assurance Co. of
                       Ohio.....................................   60
                       The Separate Account.....................   60
                       Exchanges................................   61
                       Voting Rights............................   62
                       Distribution of the Contracts............   62
                       Non-Participating Contract...............   63
                       Variations in Contract Provisions........   63
                       IMSA.....................................   63
                       Legal Proceedings........................   63
                       Financial Statements.....................   64
                Table of Contents of the Statement of Additional
                Information.....................................   65
                Appendix A
                  Condensed Financial Information...............   66
                Appendix B
                  Historical Performance Data...................   71

DEFINITIONS OF SPECIAL TERMS
--------------------------------------------------------------------------------

accumulation period          The period between the Contract date and the
                             maturity date while the Contract is in force.

accumulation unit
value An accounting unit of measure we use to calculate subaccount values during the accumulation period.


administrative office        Our administrative office and mailing address is
                             P.O. Box 9052, Clearwater, Florida 33758-9052.
                             (8550 Ulmerton Road, Suite 101, Largo, Florida
                             33771 for overnight deliveries). Our street address is 570 Carillon Parkway, St. Petersburg, Florida
                             33716. Our phone number is 1-800-504-4440.


age The issue age, which is the annuitant's age on the birthday nearest the Contract date, plus the number of completed Contract years. When we use the term "age" in this prospectus, it has the same meaning as "attained age" in the Contract.

annuitant                    The person you named in the application (or later
                             changed), to receive annuity payments. The annuitant may be changed as provided in the Contract's death benefit provisions and annuity provision.

annuity unit value           An accounting unit of measure we use to calculate
                             annuity payments from certain subaccounts after the maturity date.

annuity value                The sum of the separate account value and the fixed
                             account value at the end of any valuation period.

beneficiary(ies)             The person(s) you elect to receive the death
                             benefit proceeds under the Contract.

cash value                   The annuity value less any applicable premium
                             taxes.

Code                         The Internal Revenue Code of 1986, as amended.


Contract date                Generally, the later of the date on which the
                             initial purchase payment is received, or the date that the properly completed application is received, at Western Reserve's administrative office. We measure Contract years, Contract months and Contract anniversaries from the Contract date.


death benefit proceeds       If an owner who is the annuitant dies during the
                             accumulation period, the death benefit proceeds is the amount, if any, payable under the death benefit option described in your Contract.



death report day             The valuation date on which we have received both
                             proof of death of the owner who is the annuitant and a beneficiary's election regarding payment.


fixed account                An option to which you can direct your money under
                             the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.

fixed account value          During the accumulation period, your Contract's
                             value in the fixed account.

in force Condition under which the Contract is active and the owner is entitled to exercise all rights under the Contract.


maturity date                The date on which the accumulation period ends and
                             annuity payments begin. The latest maturity date is the annuitant's 90th birthday.


NYSE                         New York Stock Exchange.

nonqualified Contracts       Contracts issued other than in connection with
                             retirement plans.

owner
  (you, your)                The person(s) entitled to exercise all rights under
                             the Contract. The annuitant is the owner unless the application states otherwise, or unless a change of ownership is made at a later time.

portfolio                    A separate investment portfolio of the Trust.

purchase payments            Amounts paid by an owner or on the owner's behalf
                             to Western Reserve as consideration for the benefits provided by the Contract. When we use the term "purchase payment" in this prospectus, it has the same meaning as "net payment" in the Contract, which means the purchase payment less any applicable premium taxes.

qualified Contracts          Contracts issued in connection with retirement
                             plans that qualify for special federal income tax treatment under the Code.

separate account             WRL Series Annuity Account B, a separate account
                             composed of subaccounts established to receive and invest purchase payments not allocated to the fixed account.

separate account value       During the accumulation period, your Contract's
                             value in the separate account, which equals the sum of the values in each subaccount.

subaccount                   A subdivision of the separate account that invests
                             exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.


successor owner              The person who becomes the new owner if the owner
                             is not the annuitant and dies before the annuitant.


surrender                    The termination of a Contract at the option of the
                             owner.

Trust Janus Aspen Series, an investment company registered with the U.S. Securities and Exchange Commission.

valuation
date/business day            Each day on which the NYSE is open for trading,
                             except when a subaccount's corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open.
                             When we use the term "business day," it has the same meaning as valuation date.

valuation period             The period of time over which we determine the
                             change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern
                             Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.

Western Reserve
  (we, us, our)              Western Reserve Life Assurance Co. of Ohio.

SUMMARY
--------------------------------------------------------------------------------

               THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS, WHICH DISCUSS THE TOPICS IN MORE DETAIL. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

1. THE ANNUITY CONTRACT


               The Janus Annuity is a flexible payment variable accumulation deferred annuity contract (the "Contract") offered by Western Reserve. It is a contract between you, as the owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.



               The Contract allows you to direct your money into any of the 13 subaccounts. Each subaccount invests exclusively in a single portfolio of the Janus Aspen Series (the "Trust"). The money you invest in the subaccounts will fluctuate daily based on the portfolio's investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.


               You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 4%, and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account. The fixed account is not available in all states.


               You can transfer money between any of the investment choices during both the accumulation period and the income phase, subject to certain limits on transfers from the fixed account.


               The Contract, like all deferred annuity contracts, has two phases: the "accumulation period" and the "income phase." During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the annuity payment option you choose, will largely determine the amount of any income payments you receive during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE)

               The Contract allows you to receive income under one of five annuity payment options. You may choose from fixed payment options or variable payment options. If you select a variable payment option, the dollar amount of the payments you receive may go up or down depending on the investment results of the portfolios you invest in at that time. You cannot annuitize before your Contract's fifth anniversary.

3. PURCHASE

               You can buy this Contract with $2,500 or more under most circumstances. You can add as little as $100 at any time during the accumulation period. We allow purchase payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total purchase payments you may make during the accumulation period.

4. INVESTMENT CHOICES


               You can invest your money in any of the 13 portfolios of the Trust by directing it to the corresponding subaccount. The portfolios are described in the prospectuses for the Trust that are attached to this prospectus. The portfolios now available to you under the Contract are:



               JANUS ASPEN SERIES - INSTITUTIONAL SHARES



                Growth Portfolio              International Growth Portfolio
                Aggressive Growth Portfolio   Worldwide Growth Portfolio
                Capital Appreciation          Global Life Sciences Portfolio
                Portfolio                     Global Technology Portfolio
                Strategic Value Portfolio     Flexible Income Portfolio
                Core Equity Portfolio*        Money Market Portfolio
                Balanced Portfolio
                Growth and Income Portfolio



               *Formerly, Equity Income Portfolio.

               Please contact our administrative office at 1-800-504-4440 (Monday-Friday 9:00 a.m.-6:00 p.m. Eastern Time) or visit our website (www.janus.com) to obtain an additional copy of the Trust prospectus containing more complete information concerning the Trust and portfolios.


               Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.

               You can also allocate your purchase payments to the fixed account. The fixed account is not available in all states. Residents of New Jersey and Washington may not direct or transfer any money to the fixed account.

               TRANSFERS. You have the flexibility to transfer assets within your Contract. At any time during the accumulation period you may transfer amounts among the subaccounts and between the subaccounts and the fixed account. Certain restrictions apply.

5. EXPENSES


               We do not take any deductions for sales charges from purchase payments at the time you buy the Contract. You generally invest the full amount of each purchase payment in one or more of the investment choices.



               During the accumulation period and the income phase (if you elect a variable annuity payment option), we deduct a daily mortality and expense risk charge of 0.50% and a daily administrative charge of 0.15% each year from the money you have invested in the subaccounts.


               During the accumulation period, we deduct an annual Contract charge of $30 from the annuity value on each Contract anniversary. We currently waive this charge if the annuity value of your Contract equals or exceeds $25,000 on the Contract anniversary when this charge is payable. Although the Contract permits us to assess this charge if you surrender your Contract, we currently waive this charge at surrender.

               We impose a $10 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year. There is no charge for transfers from the fixed account.


               We may deduct state premium taxes, which currently range from 0% to 3.50%, when you make your purchase payment(s), if you surrender the Contract or partially withdraw its value, if we pay out death benefit proceeds, or if you begin to receive regular annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.


               The portfolios deduct management fees and expenses from amounts you have invested in the portfolios. These fees and expenses reduce the value of your portfolio shares. These fees and expenses currently range from 0.34% to 1.25% annually, depending on the portfolio. See the prospectuses for the Trust and the Annuity Contract Fee Table on page 15 of this prospectus.


6. TAXES


               The Contract's earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out of a nonqualified Contract during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out of a Contract, you may be charged a 10% federal penalty tax on the earnings. The annuity payments you receive during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income until the "investment in the contract" has been fully recovered. Different tax consequences may apply for a Contract used in connection with a qualified Contract.


               Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity payment option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity payment option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial withdrawal or complete surrender.

7. ACCESS TO YOUR MONEY


               You can take some or all of your money out anytime during the accumulation period. However, you may not take a partial withdrawal if it reduces the cash value below $2,500. No partial withdrawals may be made from the fixed account without prior consent from us. Other restrictions may apply. You may also have to pay federal income tax and a penalty tax on any money you take out. No withdrawal charges apply.


8. PERFORMANCE

               The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. We provide performance information in Appendix B and in the SAI. Past performance does not guarantee future results.

9. DEATH BENEFIT


               If you are both an owner and the annuitant and you die before the maturity date, your beneficiary will receive the death benefit proceeds. Death benefit provisions may vary by state.





               If you name different persons as owner and annuitant, you can affect whether the death benefit proceeds are payable and who will receive them. Use care when naming owners, annuitants, successor owners and beneficiaries.



               If the annuitant who is an owner dies before the maturity date and if a death benefit is payable, the death benefit proceeds will be the greater of:


               - the annuity value of your Contract on the death report day; or

               - the total purchase payments you make to the Contract, reduced by partial withdrawals.

               The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Fixed Annuity Payment Options and Variable Annuity Payment Options on pages 22 and 23 for a description of the annuity payment options. Not all payment options provide for a death benefit.


10. OTHER INFORMATION

               RIGHT TO CANCEL PERIOD. You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.


               WHO SHOULD PURCHASE THE CONTRACT? We have designed this Contract for people seeking long-term tax deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax-favored arrangement itself provides tax-sheltered growth.


               ADDITIONAL FEATURES. This Contract has additional features that might interest you. These include the following:

               - SYSTEMATIC PARTIAL WITHDRAWALS: You can arrange to have money automatically sent to you monthly, quarterly, semi-annually, or annually while your Contract is in the accumula-tion period. Amounts you receive may be included in your gross income, and, in certain circumstances, may be subject to penalty taxes.


               - SYSTEMATIC EXCHANGES: You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the fixed account, the Money Market subaccount or the Flexible Income subaccount into your choice of subaccounts. This is also known as dollar cost averaging, a long-term investment method which provides for regular, level investments over time. Systematic exchanges do not guarantee a profit or protect against a loss if market prices decline.


               - ASSET REBALANCING: We will, upon your request, automatically transfer amounts periodically among the subaccounts on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.

               - TELEPHONE TRANSACTIONS: You may make additional purchase payments, transfers, withdrawals and/or change the allocation of additional purchase payments by telephone.

               These features are not available in all states and may not be suitable for your particular situation.


               SCHEDULED FINANCIAL TRANSACTION PROCESSING. We process scheduled financial transactions based on the accumulation unit values determined at the end of the business day on which we schedule the transaction. Examples of scheduled financial transactions include systematic partial withdrawals, systematic exchanges and asset rebalancing.



               A business day is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE. If a day on which a scheduled financial transaction would ordinarily occur falls on a day the NYSE is closed, we will process the transaction the next day that the NYSE is open.

               Certain states place restrictions on access to the fixed account, on the annuity payment options, on the death benefit calculation and on other features of the Contract. Consult your Contract for details.

11. INQUIRIES

               If you need additional information, please contact us at:

               Western Reserve Life
               Administrative Office
               Attention: Annuity Department
               P.O. Box 9052
               Clearwater, FL 33758-9052
               1-800-504-4440 (Monday-Friday, 9:00 A.M.-6:00 P.M.,
               Eastern Time)
               www.janus.com

ANNUITY CONTRACT FEE TABLE
--------------------------------------------------------------------------------

   ------------------------------------------------------------------------------------------------
                                                         SEPARATE ACCOUNT ANNUAL EXPENSES
                                                       (as a percentage of average separate
           OWNER TRANSACTION EXPENSES                             account value)
   ------------------------------------------------------------------------------------------------
   Sales Load On Purchase Payments....... None      Mortality and Expense Risk
   Maximum Withdrawal Charge............. None        Charge(1)........................   0.50%
   Transfer Charge...................$10 After      Administrative Charge(1)...........   0.15%
                          12 Per Contract Year                                            ----
                                                    TOTAL SEPARATE ACCOUNT
                                                      ANNUAL EXPENSES...................  0.65%
   ------------------------------------------
                OTHER EXPENSES
   ------------------------------------------
   ANNUAL CONTRACT CHARGE*....$30 Per Contract
                                       Year
   * We waive the annual Contract charge when
     the annuity value on the Contract
     anniversary is equal to or greater than
     $25,000.
   ------------------------------------------------------------------------------------------------


                   PORTFOLIO ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001(2)
                                (as a percentage of average net assets)
   -------------------------------------------------------------------------------------------------
                                                                                   Total Annual
                                                      Total Annual                   Portfolio
     Janus Aspen Series                            Portfolio Operating               Operating
         Portfolios        Management    Other      Expenses Without      Total      Expenses
    Institutional Shares      Fee       Expenses       Waivers(3)        Waivers   with Waivers
   -------------------------------------------------------------------------------------------------
   Growth                    0.65%       0.01%            0.66%             N/A        0.66%
   Aggressive Growth         0.65%       0.02%            0.67%             N/A        0.67%
   Capital Appreciation      0.65%       0.01%            0.66%             N/A        0.66%
   Strategic Value           0.65%       0.69%            1.34%           0.09%        1.25%
   Core Equity(4)            0.65%       0.48%            1.13%             N/A        1.13%
   Balanced                  0.65%       0.01%            0.66%             N/A        0.66%
   Growth and Income         0.65%       0.05%            0.70%             N/A        0.70%
   International Growth      0.65%       0.06%            0.71%             N/A        0.71%
   Worldwide Growth          0.65%       0.04%            0.69%             N/A        0.69%
   Global Life Sciences      0.65%       0.16%            0.81%             N/A        0.81%
   Global Technology         0.65%       0.03%            0.68%             N/A        0.68%
   Flexible Income           0.64%       0.03%            0.67%             N/A        0.67%
   Money Market              0.25%       0.09%            0.34%             N/A        0.34%
   -------------------------------------------------------------------------------------------------



(1) These charges apply to each subaccount. They do not apply to the fixed account. These charges apply during the accumulation period; they also apply during the income phase if you elect variable annuity income payments.


(2) The fee table information relating to the Janus portfolios was provided to Western Reserve by the Trust. Western Reserve has not independently verified such information. Actual future expenses of the portfolios may be greater or less than those shown in the table.


(3) Expenses are based upon expenses for the year ended December 31, 2001. Expenses are stated both with and without contractual waivers by Janus Capital Management LLC. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreements. All expenses are shown without the effect of any expense offset arrangements.



(4) Formerly, Equity Income.

EXAMPLE
--------------------------------------------------------------------------------





               You would pay the following expenses prior to the maturity date on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the subaccount listed.


               Because the Contract does not assess withdrawal charges, you will pay the same amount of expenses whether or not you surrender, annuitize, or remain invested in the Contract.


   -----------------------------------------------------------------------------------------
                                                    If You Surrender, Annuitize* or
                                                 Remain Invested in the Contract at the
                                                   End of the Applicable Time Period
   Subaccounts                                  1 Year    3 Years    5 Years    10 Years
   -------------------------------------------------------------------------------------
   Growth                                        $14        $44       $ 75        $165
   Aggressive Growth                             $14        $44       $ 76        $167
   Capital Appreciation                          $14        $44       $ 75        $165
   Strategic Value                               $20        $62       $106        $229
   Core Equity**                                 $19        $58       $100        $217
   Balanced                                      $14        $44       $ 75        $165
   Growth and Income                             $14        $45       $ 77        $170
   International Growth                          $15        $45       $ 78        $171
   Worldwide Growth                              $14        $45       $ 77        $169
   Global Life Sciences                          $16        $48       $ 83        $182
   Global Technology                             $14        $44       $ 76        $168
   Flexible Income                               $14        $44       $ 76        $167
   Money Market                                  $11        $34       $ 58        $129
   -----------------------------------------------------------------------------------------



  * You cannot annuitize your Contract before your Contract's fifth anniversary.


 ** Formerly, Equity Income.



               The fee table and example above will help you understand the direct and indirect costs of investing in the Contract, including the subaccounts. The fee table and example reflect the 2001 expenses (except as noted in the footnotes) of the Contract, the portfolios of the Trust and the subaccount fees and charges without waivers or reductions, but do not reflect premium taxes which may range up to 3.50%, depending on the jurisdiction. The example assumes that the expense limitations in effect for 2001 will remain in place for the entire period illustrated and that no transfer charges have been assessed. In addition, the $30 annual Contract charge is reflected as a charge of 0.07% based on an average Contract size of $44,871.

               PLEASE REMEMBER THAT THE EXAMPLE IS AN ILLUSTRATION AND DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. SIMILARLY, YOUR RATE OF RETURN MAY BE MORE OR LESS THAN THE 5% ASSUMED RATE IN HE EXAMPLE.

               FINANCIAL INFORMATION. We have included in Appendix A a financial history of the accumulation unit values for the subaccounts.

1.  THE ANNUITY CONTRACT
--------------------------------------------------------------------------------


               This prospectus describes the Janus Annuity variable annuity contract offered by Western Reserve.



               An annuity is a contract between you, the owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay the annuitant an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2 on page 20.) Until the maturity date, your annuity is in the accumulation period and the earnings generally are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.


               The Contract is a flexible payment variable accumulation deferred annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.

               It is a "flexible payment" Contract because after you purchase it, you can generally make additional investments of $100 or more at any time, until the maturity date. But you are not required to make any additional investments.


               The Contract is a "variable" annuity because the value of your Contract can go up or down based on the performance of your investment choices. If you select the variable investment portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation period depends upon the performance of your investment choices. If you elect to receive variable annuity payments during the income phase of your Contract, the amount of your annuity payments will also depend upon performance of your investment choices for the income phase.


               The Contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 4% per year. There may be different interest rates for each payment or transfer you direct to the fixed account which are equal to or greater than the guaranteed rate. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.

               The fixed account is not available in all states. Residents of New Jersey and Washington may not direct or transfer any money to the fixed account.

2. ANNUITY PAYMENTS (THE INCOME PHASE)
--------------------------------------------------------------------------------


               You choose the date when annuity payments start under the Contract. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The maturity date cannot be later than the annuitant's 90(th) birthday. The maturity date may be earlier for qualified Contracts.


               ELECTION OF ANNUITY PAYMENT OPTION. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option D (see page
               23) as a Variable Life Income with 10 years of guaranteed payments. You cannot change the annuity payment option after the maturity date.

               If you choose a variable payment option, you must specify how you want the annuity proceeds divided among the subaccounts as of the maturity date. If you do not specify, we will allocate the annuity proceeds in the same proportion as the annuity value is allocated among the investment options on the maturity date. After the maturity date, you may make transfers among the subaccounts, but you may not make transfers from or to the fixed account; we may limit subaccount transfers to one per Contract year.


               Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. If the annuitant dies before the maturity date, you may change the annuitant. As of the maturity date and so long as we agree, you may elect a different annuitant or add a co-annuitant who will be a joint payee under a joint and survivor life income payment option. If you do not choose an annuitant, we will consider you to be the annuitant.



               SUPPLEMENTAL CONTRACT. Once you annuitize and if you have selected a fixed annuity payment option, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.

               ANNUITY PAYMENT OPTIONS UNDER THE CONTRACT

               The Contract provides five annuity payment options that are described below. You may choose any annuity payment option available under your Contract. You can choose to receive payments monthly, quarterly, semi-annually or annually.

               We will use your "annuity proceeds" to provide these payments. The "annuity proceeds" is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $20, then we will pay you the annuity proceeds in one lump sum.

               FIXED ANNUITY INCOME PAYMENTS. If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will depend on three things:

               - The amount of the annuity proceeds on the maturity date;

               - The interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3%); and

               - The specific payment option you choose.


               VARIABLE ANNUITY INCOME PAYMENTS. If you choose variable annuity payment Option D or E, the dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Contract. The dollar amount of each additional variable payment will vary based on the investment performance of the subaccount(s) you invest in and the Contract's assumed investment return of 5%. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If, after all charges are deducted, the actual investment performance exactly matches the Contract's assumed investment return of 5% at all times, then the dollar amount of the next variable annuity payment would remain the same. If actual investment performance, after all charges are deducted, exceeds the assumed investment return, then the dollar amount of the variable annuity payments would increase. But, if actual investment performance, less charges, is lower than the 5% assumed investment return, then the dollar amount of the variable annuity payments would decrease. The portfolio in which you are invested must grow at a rate at least equal to the 5% assumed investment return (plus the mortality and expense risk charge of 0.50% annually and the administrative charge of 0.15% annually) in order to avoid a decrease in the dollar amount of variable annuity payments. For more information on how variable annuity income payments are determined, see the SAI.



               If you elect a variable annuity payment option, we deduct a daily mortality and expense risk charge of 0.50% annually and an administrative charge of 0.15% annually from your subaccount assets.


               The annuity payment options are explained below. Some of the annuity payment options may not be available in all states. Options A, B, and C are fixed only. Options D and E are variable only.

               FIXED ANNUITY PAYMENT OPTIONS

               Payment Option A - Fixed Installments: We will pay the annuity in equal payments over a fixed period of 5, 10, 15 or 20 years or any other fixed period acceptable to Western Reserve.

               Payment Option B - Life Income - Fixed Payments:

               - No Period Certain - We will make level payments only during the annuitant's lifetime; or

               - 10 Years Certain - We will make level payments for the longer of the annuitant's lifetime or 10 years; or

               - Guaranteed Return of Annuity Proceeds - We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

               Payment Option C - Joint and Survivor Life Income - Fixed
               Payments: We will make level payments during the joint lifetime of the annuitant and a co-annuitant of your choice. Payments will be made as long as either person is living.


               For more information on how the fixed annuity payments are determined, see the SAI.


               VARIABLE ANNUITY PAYMENT OPTIONS

               Payment Option D - Variable Life Income: The annuity proceeds are used to purchase variable annuity units in the subaccounts you select. You may choose between:

               - No Period Certain - We will make variable payments only during the annuitant's lifetime; or

               - 10 Years Certain - We will make variable payments for the longer of the annuitant's lifetime or 10 years.

               Payment Option E - Variable Joint and Survivor Life Income: We will make variable payments during the joint lifetime of the annuitant and a co-annuitant of your choice. Payments will be made as long as either person is living.

               Other annuity payment options may be arranged by agreement with us.

               NOTE CAREFULLY: The death benefit payable after the maturity date will be affected by the annuity option you choose.

               IF:

               - you choose Life Income with No Period Certain or a Joint and
                 Survivor Life Income (fixed or variable); and

               - the annuitant(s) dies, for example, before the due date of the second annuity payment;

               THEN:

               - we may make only one annuity payment and there will be no death benefit payable.

               IF:

               - you choose Fixed Installments, Life Income with 10 Years
                 Certain, Life Income with Guaranteed Return of Annuity Proceeds, or Variable Life Income with 10 Years Certain; and

               - the person receiving payments dies prior to the end of the guaranteed period;

               THEN:

               - the remaining guaranteed payments will be continued to that person's beneficiary, or their value (determined at the date of death) may be paid in a single sum.

               We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the annuitant's address of record. The annuitant is responsible for keeping Western Reserve informed of the annuitant's current address of record.

3. PURCHASE
--------------------------------------------------------------------------------

               CONTRACT ISSUE REQUIREMENTS

               We will issue a Contract IF:

               - we receive the information we need to issue the Contract;

               - we receive a minimum initial purchase payment; and

               - you and the annuitant are age 85 or younger.

               PURCHASE PAYMENTS

               You should make checks or drafts for purchase payments payable only to "Western Reserve" and send them to our administrative office. Your check or draft must be honored in order for us to pay any associated payments and benefits due under the Contract.

               INITIAL PURCHASE REQUIREMENTS


               The initial purchase payment for most Contracts must be at least $2,500. We will credit your initial purchase payment to your Contract within two business days after the day we receive it and your complete Contract information at our administrative office. If we are unable to credit your initial purchase payment, we will contact you within five business days and explain why. We will also return your initial purchase payment at that time unless you tell us to keep it. We will credit your initial purchase payment as soon as we receive all necessary application information.



               The date on which we credit your initial purchase payment to your Contract is the Contract date. If we receive your complete Contract application and initial purchase payment on the 29th, 30th or 31st day of the month, your Contract date will be the 28th day of the month. We will, however, credit your initial purchase payment on the business day on which we actually receive the payment, provided your application is complete. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.



               Generally, we will credit your initial purchase payment at the accumulation unit value computed at the end of the business day on which we receive it and have all necessary application information at our administrative office. Our business day closes at 4:00 p.m. Eastern Time. If we receive your initial purchase payment and complete application after the close of our business day, we will calculate and credit it as of the close of the next business day.



               Although we do not anticipate delays in processing your application, we may experience delays if agents fail to forward applications and purchase payments to our administrative office in a timely manner.


               If you wish to make purchase payments by bank wire, please instruct your bank to wire federal funds as follows:


               All First Bank of Baltimore


               ABA #052000113

               For credit to: Western Reserve Life
               Account #89539600

               Owner's Name:


               Contract Number:


               Attention: General Accounting


               We may reject any application or purchase payments for any reason permitted by law.

               ADDITIONAL PURCHASE PAYMENTS


               You are not required to make any additional purchase payments. However, you can make additional purchase payments as often as you like during the lifetime of the annuitant and prior to the maturity date. We will accept purchase payments by bank wire or by check. Additional purchase payments must be at least $100 ($1,000 if by wire). We will credit any additional purchase payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive them at our administrative office. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. If we receive your purchase payments after the close of our business day, we will calculate and credit them as of the close of the next business day.

               MAXIMUM ANNUAL PURCHASE PAYMENTS

               We allow purchase payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total purchase payments you may make during the accumulation period.

               ALLOCATION OF PURCHASE PAYMENTS


               On the Contract date, we will allocate your purchase payment to the investment choices you selected on your application. Your allocation must be in whole percentages and must total 100%. We may in the future require that you allocate at least 10% of each payment to any particular investment choice. We will allocate additional purchase payments in accordance with your current purchase payment allocation instructions.


               You may change allocations for future additional purchase payments by writing or telephoning the administrative office, subject to the limitations described below under Telephone Transactions on page 36. The allocation change will apply to purchase payments received after the date we receive the change request.

               YOU SHOULD REVIEW PERIODICALLY HOW YOUR PAYMENTS ARE DIVIDED AMONG THE SUBACCOUNTS BECAUSE MARKET CONDITIONS AND YOUR OVERALL FINANCIAL OBJECTIVES MAY CHANGE.

               RIGHT TO CANCEL PERIOD

               You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive your written notice of cancellation and the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.


               POLICY DELIVERY RECEIPT

               You will be given 30 days after receipt of your Contract to sign and return the Policy Delivery Receipt Form. Your signature on the Policy Delivery Receipt Form is the acceptance for your Contract. If after 30 days, we have not received the signed form, we will follow up with a reminder letter. After 60 days, if we have still not received this signed form, we will send another request by certified mail. If the certified mail slip is returned, but the Policy Delivery Receipt is still not received, we will assume you have accepted this Contract. Also, if, at any time after we issue this Contract, you have made any of the following transactions: partial withdrawals, systematic partial withdrawals, transfers, automatic monthly investing and/or additional purchase payments, we will assume you have accepted this Contract.

               ANNUITY VALUE

               You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of business on each business day and ends at the close of business on the next valuation date. A valuation date is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 P.M. Eastern Time. We observe the same holidays as the NYSE.

               ACCUMULATION UNITS

               We measure the value of your Contract during the accumulation period by using a measurement called an accumulation unit. During the income phase, we use a measurement called an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount's accumulation unit value as of the end of that valuation date. If you withdraw or transfer out of a subaccount, or if we assess a transfer or annual Contract charge, we subtract accumulation units from the subaccounts using the same method.


               Each subaccount's accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each valuation date. The new accumulation unit value reflects the investment performance and the fees and expenses of the underlying portfolio, and the daily deduction of the mortality and expense risk charge and the administrative charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.

4. INVESTMENT CHOICES
--------------------------------------------------------------------------------

               THE SEPARATE ACCOUNT


               The separate account currently consists of 13 subaccounts.


               JANUS ASPEN SERIES


               Each subaccount invests exclusively in the Institutional Shares of one portfolio of the Trust. Janus Capital Management LLC serves as the investment adviser to each portfolio. The portfolios are listed below.


               Growth Portfolio
               Aggressive Growth Portfolio
               Capital Appreciation Portfolio
               Strategic Value Portfolio

               Core Equity Portfolio*

               Balanced Portfolio
               Growth and Income Portfolio
               International Growth Portfolio
               Worldwide Growth Portfolio
               Global Life Sciences Portfolio
               Global Technology Portfolio
               Flexible Income Portfolio

               Money Market Portfolio



               *Formerly, Equity Income Portfolio.



               The general public may not purchase these portfolios. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to those of the portfolios offered by this prospectus.



               THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE(S). FOR EXAMPLE, DURING EXTENDED PERIODS OF LOW INTEREST RATES, THE YIELD OF A MONEY MARKET SUBACCOUNT MAY BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. MORE DETAILED INFORMATION, INCLUDING AN EXPLANATION OF EACH PORTFOLIO'S

               INVESTMENT OBJECTIVE, MAY BE FOUND IN THE TRUST'S CURRENT PROSPECTUSES, WHICH ARE ATTACHED TO THIS PROSPECTUS. YOU SHOULD READ THE PROSPECTUSES FOR THE TRUST CAREFULLY BEFORE YOU INVEST.


               Please contact our administrative office at 1-800-504-4440 (Monday-Friday 9:00 a.m.-6:00 p.m. Eastern Time) or visit our website (www.janus.com) to obtain an additional copy of the Trust prospectus containing more complete information concerning the Trust and portfolios.


               We do not guarantee that each portfolio will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable laws, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers.

               THE FIXED ACCOUNT


               Purchase payments you allocate to and amounts you transfer to the fixed account become part of the general account of Western Reserve. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, neither the general account nor any interests in the general account is generally subject to the provisions of the 1933 Act or 1940 Act. Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus which relates to the fixed account.


               We guarantee that the interest credited to the fixed account will not be less than 4% per year. We have no formula for determining fixed account interest rates. We establish the interest rate, at our sole discretion, for each purchase payment or transfer into the fixed account. Rates are guaranteed for at least one year.

               If you select the fixed account, your money will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase. You may not transfer money between the fixed account and the subaccounts during the income phase.


               When you request a transfer or partial withdrawal from the fixed account, we will account for it on a first-in, first-out ("FIFO") basis, for purposes of crediting your interest. This means that we will take the deduction from the oldest money you have put in the fixed account. You may transfer money from the fixed account to the subaccounts once each Contract year, subject to certain restrictions. You may not transfer money between the fixed account and the subaccounts during the income phase. You may not make partial withdrawals from the fixed account unless we consent.


               The fixed account is not available in all states. Residents of New Jersey and Washington may not direct or transfer any money to the fixed account.

               TRANSFERS


               During the accumulation period, you may make transfers from any subaccount as often as you wish. However, if you elect the asset rebalancing program, you may not make any transfers if you want to continue in the program. A transfer would automatically cancel your participation in the asset rebalancing program.



               Transfers from the fixed account are allowed once each Contract year. We must receive written notice at our administrative office within 30 days after a Contract anniversary. The amount that may be transferred is the greater of: (1) 50% of the dollar amount in the fixed account, or (2) the amount you transferred out of the fixed account in the previous Contract year. Although we currently allow you to transfer 50% of the dollar amount in the fixed account, we reserve the right to reduce this percentage to 25%.



               During the income phase of your Contract, you may transfer values from one subaccount to another. No transfers may be made to or from the fixed account during the income phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the variable annuity units in the subaccount from which the transfer is being made.



               No transfers may be made to or from the fixed account after the maturity date. We may limit subaccount transfers to one per Contract year.


               The fixed account is not available in all states. Residents of New Jersey and Washington may not transfer any of their Contract value to the fixed account.

               Transfers may be made by telephone, subject to limitations described below under Telephone Transactions on page 36.

               If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $10 for each additional transfer you make during that year. Currently, there is no charge for transfers from the fixed account.

               Transfers to and from the subaccounts will be processed based on the accumulation unit values determined at the end of the business day on which we receive your written, telephoned, or faxed request at our administrative office, provided we receive your request before the close of our business day (usually 4:00 p.m. Eastern Time). If we receive your request at our administrative office after the close of our business day, we will process the transfer request using the accumulation unit value for the next business day.

               COSTS AND MARKET TIMING. Some investors try to profit from various strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one portfolio to another and then back again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all portfolios have adopted special policies to discourage short-term trading. Specifically, each portfolio reserves the right to reject any transfer request that it regards as disruptive to efficient portfolio management. A transfer request could be rejected because of the timing of the investment or because of a history of excessive transfers by the owner.



               THE PORTFOLIOS DO NOT PERMIT MARKET TIMING. DO NOT INVEST WITH US IF YOU ARE A MARKET TIMER. WHEN WE IDENTIFY YOU AS A MARKET TIMER, WE WILL IMMEDIATELY NOTIFY YOUR AGENT WHO WILL THEN NOTIFY YOU THAT ANY ADDITIONAL REQUESTS FOR TRANSFERS WILL BE SUBJECT TO CERTAIN RESTRICTIONS, INCLUDING THE LOSS OF ELECTRONIC AND TELEPHONE TRANSFER PRIVILEGES.



               The Contract you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying portfolio and increase transaction costs. We reserve the right to reject any purchase payment or transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a portfolio's operations or if a portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.



               We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

               SYSTEMATIC EXCHANGES

               Systematic exchanges allows you to transfer systematically a specific amount each month from the fixed account, the Money Market subaccount, the Flexible Income subaccount, or any combination of these accounts to a different subaccount. You may specify the dollar amount to be transferred monthly; however, you must transfer a minimum of $100 per exchange. To qualify, a minimum of $2,500 must be in each subaccount from which we make the transfer.


               There is no charge for this program. However, these transfers do count towards the 12 free transfers allowed during each Contract year.


               If you make systematic exchanges from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start systematic exchanges.

               By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. Systematic exchanges do not guarantee a profit and it does not protect you from loss if market prices decline.

               We reserve the right to discontinue offering systematic exchanges 30 days after we send notice to you. Systematic exchanges are not available if you have elected the asset rebalancing program or if you elect to participate in any asset allocation service provided by a third party.

               ASSET REBALANCING PROGRAM


               During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing. To enter into asset rebalancing, please send a request form to the administrative office. To end participation in asset rebalancing, please call or write to the administrative office. Entrance to the asset rebalancing program is limited to once per Contract year. However, we will not rebalance if you are in systematic exchanges, if you are taking systematic partial withdrawals, if you elect to participate in any asset allocation service provided by a third party, or if you request any other transfer. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.



               To qualify for asset rebalancing, a minimum annuity value of $2,500 for an existing Contract, or a minimum initial purchase payment of $2,500 for a new Contract, is required. Any annuity value in the fixed account value may not be included in the asset rebalancing program. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.



               There is no charge for this program. However, each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.


               We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.

               TELEPHONE TRANSACTIONS

               You may make additional purchase payments, request transfers and change the allocation of additional purchase payments by telephone if you complete the appropriate form for telephone transfers.

               When you make an additional purchase by telephone, we will automatically debit your predesignated bank account for the requested amount. Call 1-800-504-4440 (Monday-Friday, 9:00 A.M.-6:00 P.M., Eastern Time) to request the proper form to be completed.


               To make telephone transfers, allocation changes or partial withdrawals, call 1-800-504-4440 (Monday-Friday, 9:00 A.M.-6:00 P.M., Eastern Time). You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine.


               We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. Outages or slowdowns may prevent or delay our receipt of your request.



               In addition, you should protect your personal identification number ("PIN") because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions via an automated telephone or online system is you or is authorized to act on your behalf.



               Telephone orders must be received before 4:00 P.M. Eastern Time to assure same-day pricing of the transaction. We may discontinue this option at any time.

5. EXPENSES
--------------------------------------------------------------------------------

               There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract. Unless we indicate otherwise, the expenses described below apply only during the accumulation period.

               PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS


               During the accumulation period, you can withdraw part or all of the cash value. We will not deduct any withdrawal charges. Cash value is the annuity value less any applicable premium taxes. Withdrawals may be subject to tax and a penalty may apply.


               MORTALITY AND EXPENSE RISK CHARGE


               We charge a fee as compensation for bearing certain mortality and expense risks under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 0.50% of the average daily net assets that you have invested in each subaccount. This charge is deducted daily from the subaccounts during the accumulation period. If you elect variable annuity income payments, we will continue to deduct this charge during the income phase.


               If this charge does not cover our actual mortality and expense risk costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profits to cover distribution costs.

               ADMINISTRATIVE CHARGE


               We deduct an annual administrative charge to cover the costs of administering the Contracts. This charge is assessed daily and is equal to 0.15% per year of the daily net assets that you have invested in each subaccount. This charge is deducted from the subaccounts during the accumulation period. If you elect variable annuity income payments, we will continue to deduct this charge during the income phase. This charge is guaranteed not to be increased.


               ANNUAL CONTRACT CHARGE

               We deduct an annual Contract charge of $30 from your annuity value on each Contract anniversary during the accumulation period. We deduct this charge from the fixed account and each subaccount in proportion to the amount of annuity value in each account. We deduct the charge to cover our costs of administering the Contract. We currently waive this charge if the annuity value of your Contract equals or exceeds $25,000 on the Contract anniversary when this charge is payable. Although the Contract permits us to assess this charge if you surrender your Contract, we currently waive this charge on surrender. We reserve the right to modify this waiver upon 30 days written notice to you.

               TRANSFER CHARGE


               You are allowed to make 12 free transfers among the subaccounts per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Systematic exchange transfers and asset rebalancing are considered transfers. All transfer requests made on the same day are treated as a single request. We deduct the charge to compensate us for the cost of processing the transfer.


               PREMIUM TAXES

               Some states assess premium taxes on the purchase payments you make. A premium tax is a regulatory tax that some states assess on the purchase payments made into a contract. If we should have to pay any premium tax, we may deduct the tax from each purchase payment or from the accumulation unit value as we incur the tax. We may deduct the total amount of premium taxes, if any, from the annuity value when:

               - you elect to begin receiving annuity payments;

               - you surrender the Contract;

               - you request a partial withdrawal; or

               - a death benefit is paid.

               As of the date of this prospectus, the following states assess a premium tax on all initial and subsequent purchase payments:


            State                     Qualified Contracts    Nonqualified Contracts
            -----                     -------------------    ----------------------
            South Dakota                     0.00%                   1.25%
            Wyoming                          0.00%                   1.00%


               As of the date of this prospectus, the following states assess a premium tax against the accumulation unit value if you choose an annuity payment option instead of receiving a lump sum distribution:


            State                   Qualified Contracts    Nonqualified Contracts
            -----                   -------------------    ----------------------
            California                     0.50%                   2.35%
            Maine                          0.00%                   2.00%
            Nevada                         0.00%                   3.50%
            West Virginia                  1.00%                   1.00%


               FEDERAL, STATE AND LOCAL TAXES

               We deduct charges from the Contract for any taxes we incur because of the Contract.

               PORTFOLIO MANAGEMENT FEES


               The value of the assets in each subaccount is reduced by the management fees and expenses paid by the portfolios of the Trust. These fees and expenses reduce the value of your portfolio shares. A description of these fees and expenses is found in the Annuity Contract Fee Table on page 15 of this prospectus and in the Trust prospectus.

6. TAXES
--------------------------------------------------------------------------------


               NOTE: WESTERN RESERVE HAS PREPARED THE FOLLOWING INFORMATION ON FEDERAL INCOME TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISOR ABOUT YOUR OWN CIRCUMSTANCES. WE BELIEVE THAT THE CONTRACT QUALIFIES AS AN ANNUITY CONTRACT FOR FEDERAL INCOME TAX PURPOSES AND THE FOLLOWING DISCUSSIONS ASSUMES IT SO QUALIFIES. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE SAI.


               ANNUITY CONTRACTS IN GENERAL

               Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Code for annuities.


               Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity Contract until you take the money out either as a partial withdrawal or complete surrender, as annuity payments, or as a death benefit. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract - qualified or nonqualified (discussed below).




               When a non-natural person (e.g., corporations or certain other entities other than tax-qualified trusts) owns a nonqualified Contract, the Contract will generally not be treated as an annuity for tax purposes.

               QUALIFIED AND NONQUALIFIED CONTRACTS

               If you purchase the Contract under an individual retirement annuity, your Contract is referred to as a qualified Contract.

               If you purchase the Contract as an individual and not under a qualified Contract, your Contract is referred to as a nonqualified Contract.

               Because variable annuity contracts provide federal tax deferral whether purchased as a qualified Contract or nonqualified

               Contract, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a qualified Contract.

               A qualified Contract may be used in connection with an:

               - Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions. Roth IRA distributions may be tax-free if the owner meets certain rules.

               There are limits on the amount of annual contributions you can make to these plans. Other restrictions may apply. The terms of the plan may limit your rights under a qualified Contract. You should consult your legal counsel or tax advisor if you are considering purchasing a Contract for use with any retirement plan. We have provided more detailed information on IRAs and the tax consequences associated with them in the SAI.

               PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS - NONQUALIFIED CONTRACTS


               In general, if you make a partial withdrawal or systematic partial withdrawal from your Contract, the Code treats that withdrawal as first coming from earnings and then from your purchase payments. When you make a partial withdrawal, you are taxed on the amount of the withdrawal that is earnings. When you make a complete surrender, you are generally taxed on the amount that your surrender proceeds exceed your purchase payments, reduced by amounts withdrawn which were not includable in gross income. Pledges and assignments are taxed in the same manner as partial withdrawals and complete surrenders. Different rules apply for annuity payments.


               In the event of a partial withdrawal or systematic partial withdrawal from, or complete surrender of, a nonqualified Contract, we will withhold for tax purposes the minimum amount required by law, unless the owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.

               The Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

               - paid on or after the taxpayer reaches age 59 1/2;

               - paid after an owner dies;

               - paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

               - paid in a series of substantially equal payments made annually
                 (or more frequently) under a lifetime annuity;

               - paid under an immediate annuity; or

               - which come from purchase payments made prior to August 14,
                 1982.

               MULTIPLE CONTRACTS

               All nonqualified, deferred annuity contracts entered into after October 21, 1988 that we issue (or our affiliates issue) to the same owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. You should consult a competent tax advisor before purchasing more than one Contract or other annuity contracts.

               DIVERSIFICATION AND DISTRIBUTION REQUIREMENTS

               The Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Qualified and nonqualified Contracts must meet certain distribution requirements upon an owner's death in order to be treated as an annuity contract. A qualified Contract (except a Roth IRA) must also meet certain distribution requirements during the owner's life. These diversification and distribution requirements are discussed in the SAI. We may modify the Contract to attempt to maintain favorable tax treatment.

               PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS - QUALIFIED CONTRACTS

               The above information describing the taxation of nonqualified Contracts does not apply to qualified Contracts. There are special rules that govern qualified Contracts, including rules restricting when amounts can be paid from the Contracts and providing that a penalty tax may be assessed on amounts distributed from the Contract prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. We have provided more information in the SAI.

               In the case of a partial withdrawal, systematic partial withdrawal, or complete surrender distributed to a participant or beneficiary under a qualified Contract (other than a Roth IRA as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total annuity value. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of an individual under a Contract which is not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero.

               Pledges and assignments of qualified Contracts are taxed in the same manner as withdrawals from such Contracts.

               TAXATION OF DEATH BENEFIT PROCEEDS

               We may distribute amounts from the Contract because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:

               - if distributed in a lump sum, these amounts are taxed in the same manner as a complete surrender; or

               - if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

               For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total purchase payments, less amounts received which were not includable in gross income.

               ANNUITY PAYMENTS

               Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified Contracts (other than a Roth IRA, as to which there are special rules), only a portion of the annuity payments you receive will be includable in your gross income.

               The excludable portion of each annuity payment you receive generally will be determined as follows:

               - Fixed payments - by dividing the "investment in the contract"
                 on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

               - Variable payments - by dividing the "investment in the
                 contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

               The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income and subject to tax as ordinary income.


               If we permit you to select more than one annuity payment option, special rules govern the allocation of the Contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax advisor as to the potential tax effects of allocating amounts to any particular annuity payment option.

               If, after the maturity date, annuity payments stop because of an annuitant's death, the excess (if any) of the "investment in the contract" as of the maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last tax return.

               TRANSFERS, ASSIGNMENTS OR EXCHANGES OF CONTRACTS


               If you transfer your ownership or assign a Contract, designate an annuitant or other beneficiary who is not also the owner, select certain maturity dates, or change annuitants, you may trigger certain income or gift tax consequences that are beyond the scope of this discussion. If you contemplate any such transfer, assignment, selection, or change, you should contact a competent tax advisor with respect to the potential tax effects of such a transaction.


               POSSIBLE TAX LAW CHANGES

               Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Contract.


               We have the right to modify the Contract to meet the requirements of any applicable federal or state laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend that the above discussion be construed as tax advice.

7. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

               PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS


               During the accumulation period, you can have access to the money in your Contract in several ways:


               - by making a withdrawal (either a partial withdrawal or complete surrender); or

               - by taking annuity payments.

               If you want to surrender your Contract completely, you will receive cash value, which equals the annuity value of your Contract minus any premium taxes.

               The cash value will be determined at the accumulation unit value next determined as of the end of the business day (usually 4:00 p.m. Eastern Time) on which we receive your request for partial withdrawal or complete surrender at our administrative office, unless you specify a later date in your request.


               No partial withdrawal is permitted if the withdrawal would reduce the cash value below $2,500. You may not make partial withdrawals from the fixed account unless we consent. Unless you tell us otherwise, we will take the partial withdrawal from each of the investment choices in proportion to your current purchase payment allocation instructions.


               Remember that any partial withdrawal you make will reduce the annuity value and might reduce the amount of the death benefit. See Section 9, Death Benefit, and the SAI for more details.

               Income taxes, federal tax penalties and certain restrictions may apply to any partial withdrawals or any complete surrender you make.

               We must receive a properly completed surrender request which must contain your original signature. If you live in a community property state, your spouse must also sign the surrender request. We will accept telephone requests for partial withdrawals as long as the withdrawal proceeds are being sent to the address of record. The maximum withdrawal amount you may request by telephone is $50,000.

               When we incur extraordinary expenses, such as wire transfers or overnight mail expenses, for expediting delivery of your partial withdrawal or complete surrender payment, we will deduct that charge from the payment. We charge $25 for a wire transfer and $20 for an overnight delivery ($30 for Saturday delivery).

               For your protection, we will require a signature guarantee for:

               - all requests for partial withdrawals or complete surrenders over $500,000;

               - where the partial withdrawal or surrender proceeds will be sent to an address other than the address of record; or

               - any request for a partial withdrawal or complete surrender within 30 days of an address change.

               All signature guarantees must be made by:

               - a national or state bank;

               - a member firm of a national stock exchange; or

               - any institution that is an eligible guarantor under SEC rules and regulations.

               Notarization is not an acceptable form of signature guarantee.

               If the Contract's owner is not an individual, additional information may be required. If you own a qualified Contract, the Code may require your spouse to consent to any withdrawal. For more information, call us at 1-800-504-4440 (Monday-Friday, 9:00 A.M.-6:00 P.M., Eastern Time).

               DELAY OF PAYMENT AND TRANSFERS


               Payment of any amount due from the separate account for a partial withdrawal, a complete surrender, a death benefit, or on the death of the owner of a nonqualified Contract, will generally occur within seven days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:

               - the NYSE is closed for other than usual weekends or holidays or trading on the NYSE is otherwise restricted; or

               - an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

               - the SEC permits a delay for the protection of owners.

               In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.


               Pursuant to the requirements of certain state laws, we reserve the right to defer payment of transfers, partial withdrawals, complete surrenders, and death benefits from the fixed account for up to six months.



               If mandated under applicable law, we may be required to reject a purchase payment and/or block a Contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators.


               SYSTEMATIC PARTIAL WITHDRAWALS


               During the accumulation period, you can elect to receive regular payments from your Contract by using systematic partial withdrawals. Unless you specify otherwise, we will deduct systematic partial withdrawal amounts from each subaccount (and, if we consent, the fixed account) in proportion to your current purchase payment allocation instructions. Payments are made monthly, quarterly, semi-annually or annually, in equal payments of at least $200 ($50 if by direct deposit). Your initial purchase payment, if a new Contract, or your annuity value, if an existing Contract, must equal at least $2,500. We will not process a systematic partial withdrawal if the cash value for the entire Contract would be reduced below $25,000. No systematic partial withdrawals are permitted from the fixed account without our prior consent.


               There is no charge for taking systematic partial withdrawals. You may stop systematic partial withdrawals at any time, but we must receive written notice at our administrative office at least 30 days prior to the date systematic partial withdrawals are to be discontinued. We reserve the right to discontinue offering systematic partial withdrawals 30 days after we send you written notice.



               YOU CAN TAKE SYSTEMATIC PARTIAL WITHDRAWALS DURING THE ACCUMULATION PERIOD ONLY. ON THE MATURITY DATE, YOU MUST ANNUITIZE THE CONTRACT AND SYSTEMATIC PARTIAL WITHDRAWAL PAYMENTS MUST STOP.


               Income taxes, federal tax penalties and other restrictions may apply to any systematic partial withdrawal you receive.

8. PERFORMANCE
--------------------------------------------------------------------------------

               We periodically advertise performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of performance.

               First, we may disclose standardized total return figures for the subaccounts that reflect the deduction of all charges assessed during the accumulation period under the Contract, including the mortality and expense charge, the administrative charge, and the annual Contract charge. These figures are based on the actual historical performance of the subaccounts investing in the underlying portfolios since their inception, adjusted to reflect current Contract charges.

               Second, we may disclose total return figures on a non-standardized basis. This means that the data may be presented for different time periods and different dollar amounts. We will only disclose non-standardized performance data if it is accompanied by standardized total return data.

               Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

               Fourth, we may include in our advertising and sales materials, tax-deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets.

               Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9. DEATH BENEFIT
--------------------------------------------------------------------------------

               PAYMENTS ON DEATH


               We will pay death benefit proceeds to your beneficiary(ies), under certain circumstances, if you are both an owner and annuitant, and you die during the accumulation period (that is before the maturity date). A beneficiary may choose to receive payment of his or her portion of the death benefit proceeds under a life annuity payment option; to continue the Contract in the accumulation period for a specified number of years; or to receive a lump sum payment. Death benefit provisions may vary from state to state.



               If a beneficiary does not choose one of these options, then the default option for nonqualified Contracts is complete distribution of the beneficiary's interest within 5 years of the owner's death, and the default option for qualified Contracts is payout over a beneficiary's life expectancy. Please see Alternate Payment Elections Before the Maturity Date on page 56 for details.

               BEFORE THE MATURITY DATE. Payment of the death benefit proceeds depends on the status of the person who dies, as shown below:



   ----------------------------------------------------------------------------
   PERSON WHO DIES BEFORE MATURITY DATE                 BENEFIT
   ----------------------------------------------------------------------------
   If an owner and the annuitant are         Then, the DEATH BENEFIT
   the SAME person, and that person          PROCEEDS will be paid to the
   dies:                                     beneficiaries,(1)(2)(4) if
                                             alive, or the surviving spouse
                                             may, in some cases, continue
                                             the Contract.(3)
   ----------------------------------------------------------------------------



   If the surviving spouse who               Then, we pay the death benefit
   continued the Contract dies:              proceeds to the beneficiaries,
                                             if alive, otherwise to the
                                             surviving spouse's estate.
   ----------------------------------------------------------------------------



   If an owner and the annuitant are         Then, the owner becomes the
   NOT the same person, and an               annuitant and the Contract
   annuitant dies first:                     continues.
   ----------------------------------------------------------------------------



   If an owner and the annuitant are         Then, we pay the cash value to
   NOT the same person, and an owner         the successor owner named by
   dies first:                               the deceased owner(1)(5)(6)(7)
                                             or if the successor owner is
                                             the surviving spouse, then the
                                             Contract continues with the
                                             surviving spouse as the new
                                             owner.(6)
   ----------------------------------------------------------------------------


(1) The Code requires that payment to the beneficiaries or successor owners be made in a certain manner and within certain strict timeframes. We discuss these timeframes in Alternate Payment Elections Before the Maturity Date, below.


(2) If neither the surviving spouse nor any beneficiary is alive on the death report day, then the death benefit proceeds are paid to the owner's estate. If the sole beneficiary was living on the owner's date of death, but died before the death report day, the death benefit is paid to the owner's estate, not to the beneficiary's estate.



(3) If the sole beneficiary is the deceased owner's surviving spouse, then the surviving spouse may elect to continue the Contract in force as the new owner and annuitant. On the surviving spouse's death, we will pay the death benefit under the terms of the Contract to the beneficiaries, if alive, otherwise to the surviving spouse's estate.



(4)If there are multiple beneficiaries, each beneficiary may elect, individually, how he or she wishes to receive his or her proportionate share of the death benefit proceeds.

(5) If the successor owner is alive and is the deceased owner's surviving spouse at the time of the deceased owner's death, then the Contract will continue with the spouse as the new owner.



(6) If the successor owner is not the deceased owner's surviving spouse, then any living successor owner must receive the cash value in the manner and within the timeframes discussed below in Alternate Payment Elections Before the Maturity Date.



(7) If no successor owner is alive, the cash value must be distributed to the owner's estate within 5 years of the deceased owner's death.



               Different rules apply if the owner, successor owner or beneficiary is not a natural person. Please consult the SAI or your Contract for more details.


               AFTER THE MATURITY DATE. The death benefit paid after the start of annuity payments depends upon the annuity option you selected. See Fixed Annuity Payment Options and Variable Annuity Payment Options on pages 22 and 23. Not all payment options provide for a death benefit.

               If an annuitant dies on or after the start of annuity payments, the remaining portion of any interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the annuitant's death.


               AMOUNT OF DEATH BENEFIT BEFORE THE MATURITY DATE



               Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as substantially equal payments while the Contract continues in the accumulation period for a specified number of years, or as annuity payments, but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.



               If an owner who is the annuitant dies before the maturity date and if the death benefit proceeds are payable, the death benefit will be the greater of:


               - the annuity value of your Contract on the death report day; or

               - the total purchase payments you make to the Contract, reduced by partial withdrawals.

               The death benefit proceeds are reduced by any premium taxes due.



               The death benefit proceeds are not payable after the maturity date.


               ALTERNATE PAYMENT ELECTIONS BEFORE THE MATURITY DATE




               If a beneficiary is entitled to receive the death benefit proceeds, a beneficiary may elect to receive the death benefit in a lump sum payment or to receive payment under one of the following options that provides for complete distribution and termination of this Contract at the end of the distribution period:



               1.  within 5 years of the date of the owner's death;



               2. over the beneficiary's lifetime, with payments beginning within one year of the deceased owner's death; or



               3. over a specific number of years, not to exceed the beneficiary's life expectancy, with payments beginning within one year of the owner's death.



               We may use the "account-based" method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary's current life expectancy, with payments beginning within one year of the deceased owner's death.





               Different rules may apply if the Contract is an IRA.



               Multiple beneficiaries may choose individually among any of these options.



               If a beneficiary chooses 1 or 3 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The beneficiary's proportionate share of the death benefit proceeds becomes the new annuity value. If a beneficiary chooses 2 above, the Contract remains in effect, but moves into the annuity phase with that beneficiary receiving payments under a life annuity payout option. Special restrictions apply to options 1 and 3 above. See the SAI for more details.





               These Alternate Payment Elections do not apply if the sole beneficiary (or successor owner) is the surviving spouse of the deceased owner and the surviving spouse continues the Contract. These Alternate Payment Elections do apply when we pay the cash value to the successor owner on the death of an owner who is not the annuitant.

10. OTHER INFORMATION
--------------------------------------------------------------------------------

               OWNERSHIP


               You, as owner of the Contract, exercise all rights under the Contract, including the right to transfer of ownership (subject to any assignee or irrevocable beneficiary's consent). You can change the owner at any time by notifying us in writing at our administrative office. An ownership change may be a taxable event.


               ANNUITANT

               The annuitant is the person named in the application to receive annuity payments. If no person is named, the owner will be the annuitant. As of the maturity date, and upon our agreement, the owner may change the annuitant or, if either annuity Option C or Option E has been selected, add a co-annuitant. On the maturity date, the annuitant(s) will become the payee(s) and receive the annuity payments.

               BENEFICIARY


               The beneficiary is the person who receives the death benefit proceeds when an owner who is also the annuitant dies. You may change the beneficiary(ies) during the lifetime of the annuitant, subject to the rights of any irrevocable beneficiary. Any change must be made in writing and received by us at our administrative office and, if accepted, will be effective as of the date on which the request was signed by the owner. Before the maturity date, if the owner who is the annuitant dies, and no beneficiary is alive on the death report day, the owner's estate will be the beneficiary. In the case of certain qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a beneficiary. See the SAI for more details on the beneficiary.



               SUCCESSOR OWNER



               If an owner who is not the annuitant dies before the annuitant and the successor owner is not the owner's spouse, the successor owner will become the new owner and receive the cash value.

               ASSIGNMENT


               You can also assign the Contract any time before the maturity date. We will not be bound by the assignment until we receive written notice of the assignment at our administrative office. We will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract and such assignments may be subject to tax penalties and taxed as distributions under the Code.


               WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

               Western Reserve was incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is wholly owned by First AUSA Life Insurance Company, a stock life insurance company which is wholly owned indirectly by AEGON USA, Inc. ("AEGON USA"), which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York.

               THE SEPARATE ACCOUNT


               Western Reserve established a separate account, called the WRL Series Annuity Account B, under the laws of the State of Ohio on May 24, 1993. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Currently, there are 13 subaccounts offered through this Contract. Western Reserve may add, delete or substitute subaccounts or investments held by the subaccounts, and we reserve the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.

               The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the separate account or Western Reserve.

               The assets of the separate account are held in Western Reserve's name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business Western Reserve may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

               Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (www.sec.gov) that contains other information regarding the separate account.

               EXCHANGES

               You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old contract, and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may also have to pay federal income tax, and possibly a penalty tax, on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.


               VOTING RIGHTS

               Western Reserve will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio. More information on voting rights is provided in the SAI.

               DISTRIBUTION OF THE CONTRACTS


               AFSG Securities Corporation ("AFSG"), an affiliate of Western Reserve, is the principal underwriter of the Contracts. Like Western Reserve, it is an indirect wholly owned subsidiary of AEGON USA. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. More information about AFSG is available at www.nasdr.com or by calling 1-800-289-9999.


               There are no sales commissions payable upon the sale of Contracts. The offering of Contracts will be made on a continuous basis.

               NON-PARTICIPATING CONTRACT

               The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.

               VARIATIONS IN CONTRACT PROVISIONS

               Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

               The fixed account is not available in all states. Residents of New Jersey and Washington may not direct or transfer any money to the fixed account.

               IMSA


               We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the "Consumer" section or by contacting IMSA at: 202-624-2121.


               LEGAL PROCEEDINGS

               Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG's ability to perform under its principal underwriting agreement or on Western Reserve's ability to meet its obligations under the Contract.

               FINANCIAL STATEMENTS

               The financial statements of Western Reserve and the separate account are included in the SAI.

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

               Definitions of Special Terms
               The Contract - General Provisions
               Certain Federal Income Tax Consequences
               Investment Experience
               Historical Performance Data
               Published Ratings
               Administration
               Records and Reports
               Distribution of the Contracts
               Other Products
               Custody of Assets
               Legal Matters
               Independent Auditors
               Other Information
               Financial Statements

               Inquiries and requests for an SAI should be directed to:

               Western Reserve Life
               Administrative Office
               Attention: Annuity Department
               P.O. Box 9052
               Clearwater, Florida 33758-9052
               1-800-504-4440 (Monday-Friday, 9:00 A.M.-6:00 P.M.,
               Eastern Time)

APPENDIX A
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION


   ---------------------------------------------------------------------------------------------
                                         GROWTH SUBACCOUNT
   ---------------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   9/13/93(1)-12/31/93                      $10.000             $10.350             100.000
   12/31/94                                 $10.350             $10.547         451,117.958
   12/31/95                                 $10.547             $13.613         743,809.909
   12/31/96                                 $13.613             $16.010       1,042,859.684
   12/31/97                                 $16.010             $19.524       1,514,530.379
   12/31/98                                 $19.524             $26.315       1,652,701.845
   12/31/99                                 $26.315             $37.644       2,014,953.327
   12/31/00                                 $37.644             $31.957       2,309,698.040
   12/31/01                                 $31.957             $23.897       2,034,502.405
   ---------------------------------------------------------------------------------------------



   ---------------------------------------------------------------------------------------------
                                   AGGRESSIVE GROWTH SUBACCOUNT
   ---------------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   9/13/93(1)-12/31/93                      $10.000             $11.805             100.000
   12/31/94                                 $11.805             $13.617         354,557.639
   12/31/95                                 $13.617             $17.213         678,636.237
   12/31/96                                 $17.213             $18.449       1,020,107.090
   12/31/97                                 $18.449             $20.651         984,381.141
   12/31/98                                 $20.651             $27.546         883,037.839
   12/31/99                                 $27.546             $61.688       1,646,464.597
   12/31/00                                 $61,688             $41.786       2,052,935.851
   12/31/01                                 $41.786             $25.137       1,727,823.304
   ---------------------------------------------------------------------------------------------

   ---------------------------------------------------------------------------------------------
                                  CAPITAL APPRECIATION SUBACCOUNT
   ---------------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   5/1/97(1)-12/31/97                       $10.000             $12.605         209,216.685
   12/31/98                                 $12.605             $19.801         714,666.508
   12/31/99                                 $19.801             $32.853       1,511,875.364
   12/31/00                                 $32.853             $26.705       1,630,542.736
   12/31/01                                 $26.705             $20.782       1,357,637.610
   ---------------------------------------------------------------------------------------------



   ---------------------------------------------------------------------------------------------
                                    STRATEGIC VALUE SUBACCOUNT
   ---------------------------------------------------------------------------------------------
                                                                                 Number of
                                                                               Accumulation
                                                                                   Units
                                          Accumulation        Accumulation      Outstanding
                                          Unit Value at       Unit Value at         at
                                       Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   5/1/00(1)-12/31/00                        $10.000             $9.976         455,961.526
   12/31/01                                  $ 9.976             $9.106         555,701.569
   ---------------------------------------------------------------------------------------------



   ---------------------------------------------------------------------------------------------
                                      CORE EQUITY SUBACCOUNT
                               (FORMERLY, EQUITY INCOME SUBACCOUNT)
   ---------------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   5/1/97(1)-12/31/97                       $10.000             $13.412         227,237.196
   12/31/98                                 $13.412             $19.487         462,715.096
   12/31/99                                 $19.487             $27.411         692,274.711
   12/31/00                                 $27.411             $25.036         627,362.600
   12/31/01                                 $25.036             $21.952         575,494.859
   ---------------------------------------------------------------------------------------------

   ---------------------------------------------------------------------------------------------
                                        BALANCED SUBACCOUNT
   ---------------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   9/13/93(1)-12/31/93                      $10.000             $10.720             100.000
   12/31/94                                 $10.720             $10.720         201,716.082
   12/31/95                                 $10.720             $13.264         247,488.141
   12/31/96                                 $13.264             $15.301         348,749.461
   12/31/97                                 $15.301             $18.562         608,080.467
   12/31/98                                 $18.562             $24.764         733,116.706
   12/31/99                                 $24.764             $31.187         882,216.822
   12/31/00                                 $31.187             $30.280         944,768.965
   12/31/01                                 $30.280             $28.681         929,488.974
   ---------------------------------------------------------------------------------------------



   ---------------------------------------------------------------------------------------------
                                   GROWTH AND INCOME SUBACCOUNT
   ---------------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   5/1/98(1)-12/31/98                       $10.000             $11.928         359,656.882
   12/31/99                                 $11.928             $20.625         808,516.942
   12/31/00                                 $20.625             $17.602       1,044,296.153
   12/31/01                                 $17.602             $15.149         980,198.793
   ---------------------------------------------------------------------------------------------



   ---------------------------------------------------------------------------------------------
                                  INTERNATIONAL GROWTH SUBACCOUNT
   ---------------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   5/2/94(1)-12/31/94                       $10.000             $ 9.665          93,520.075
   12/31/95                                 $ 9.665             $11.801         135,202.435
   12/31/96                                 $11.801             $15.785         390,010.601
   12/31/97                                 $15.785             $18.585         821,409.199
   12/31/98                                 $18.585             $21.647         671,555.731
   12/31/99                                 $21.647             $39.200         823,130.768
   12/31/00                                 $39.200             $32.738       1,046,545.766
   12/31/01                                 $32.738             $24.968         856,254.351
   ---------------------------------------------------------------------------------------------

   ---------------------------------------------------------------------------------------------
                                    WORLDWIDE GROWTH SUBACCOUNT
   ---------------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   9/13/93(1)-12/31/93                      $10.000             $11.910             100.000
   12/31/94                                 $11.910             $11.991         561,882.376
   12/31/95                                 $11.991             $15.144         732,914.024
   12/31/96                                 $15.144             $19.402       1,211,235.201
   12/31/97                                 $19.402             $23.547       1,875,176.146
   12/31/98                                 $23.547             $30.160       1,941,625.844
   12/31/99                                 $30.160             $49.277       1,946,606.109
   12/31/00                                 $49.277             $41.286       2,112,001.905
   12/31/01                                 $41.286             $31.815       1,853,389.190
   ---------------------------------------------------------------------------------------------



   ---------------------------------------------------------------------------------------------
                                  GLOBAL LIFE SCIENCES SUBACCOUNT
   ---------------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   5/1/00(1)-12/31/00                       $10.000             $11.496         955,196.158
   12/31/01                                 $11.496             $ 9.545         625,947.355
   ---------------------------------------------------------------------------------------------



   ---------------------------------------------------------------------------------------------
                                   GLOBAL TECHNOLOGY SUBACCOUNT
   ---------------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   5/1/00(1)-12/31/00                       $10.000             $ 6.842       1,180,148.176
   12/31/01                                 $ 6.842             $ 4.277       1,319,222.615
   ---------------------------------------------------------------------------------------------

   ---------------------------------------------------------------------------------------------
                                    FLEXIBLE INCOME SUBACCOUNT
   ---------------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   9/13/93(1)-12/31/93                      $10.000             $10.070             100.000
   12/31/94                                 $10.070             $ 9.895          90,218.877
   12/31/95                                 $ 9.895             $12.152         200,443.851
   12/31/96                                 $12.152             $13.175         166,841.253
   12/31/97                                 $13.175             $14.629         250,305.069
   12/31/98                                 $14.629             $15.858         427,644.390
   12/31/99                                 $15.858             $16.008         324,319.325
   12/31/00                                 $16.008             $16.898         326,843.057
   12/31/01                                 $16.898             $18.087         635,746.093
   ---------------------------------------------------------------------------------------------






   ---------------------------------------------------------------------------------------------
                                      MONEY MARKET SUBACCOUNT
   ---------------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    End of Period
   -----------------------------------------------------------------------------------------
   5/1/95(1)-12/31/95                       $10.000             $10.303         167,435.066
   12/31/96                                 $10.303             $10.744         567,317.336
   12/31/97                                 $10.744             $11.226         656,381.666
   12/31/98                                 $11.226             $11.752       1,395,441.856
   12/31/99                                 $11.752             $12.257       2,812,034.805
   12/31/00                                 $12.257             $12.943       3,426,876.640
   12/31/01                                 $12.943             $13.402       3,622,376.113
   ---------------------------------------------------------------------------------------------


(1) Commencement of operations of these subaccounts.

APPENDIX B
--------------------------------------------------------------------------------




HISTORICAL PERFORMANCE DATA

               STANDARDIZED PERFORMANCE DATA

               We may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.


               MONEY MARKET SUBACCOUNT. The yield of the Money Market subaccount is the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period, not including capital changes or income other than investment income, is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but we assume that the income earned is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven days ended December 31, 2001, the yield of the Money Market subaccount was 1.43%, and the effective yield was 1.44%.


               OTHER SUBACCOUNTS. The YIELD of a subaccount, other than the Money Market subaccount, refers to the annualized income generated by an investment in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

               The TOTAL RETURN of a subaccount assumes that an investment has been held in a subaccount for various periods of time including a period measured from the date the first subaccount investing in the underlying portfolios began operations. When the first subaccount investing in the underlying portfolios has been in operation for 1, 5, and 10 years, the total return for these periods will be provided, adjusted to reflect current subaccount charges. The total return quotations will represent the average annual compounded rates of return of investment of $1,000 in the subaccount as of the last day of each period. We do not show performance for subaccounts in operation for less than 6 months.


               The yield and total return calculations for a subaccount are not reduced by any premium taxes. For additional information regarding yields and total returns, please refer to the SAI.


               Based on the method of calculation described in the SAI, the standardized average annual total returns of the subaccounts for periods from inception of the subaccounts investing in the underlying portfolios to December 31, 2001, and for the one, three and five-year periods ended December 31, 2001 are shown in Table 1 below. Total returns shown in Table 1 reflect deductions of 0.50% for the mortality and expense risk charge, 0.15% for the administrative charge and $30 for the annual Contract charge. (Based on an average Contract size of $44,871, the annual Contract charge translates into a charge of 0.07%.)



   ------------------------------------------------------------------------------------------
   TABLE 1
   STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS OF THE SUBACCOUNTS
   (Total Subaccount Annual Expenses: 0.65%)
   ------------------------------------------------------------------------------------------
                              1 Year    3 Years    5 Years     Inception of    Subaccount
                              Ended      Ended      Ended     the Subaccount   Inception
   Subaccount                12/31/01   12/31/01   12/31/01    to 12/31/01        Date
   --------------------------------------------------------------------------------------
   Growth                    (25.27)%   (3.23)%      8.27%         10.99%      09/13/1993
   Aggressive Growth         (39.88)%   (3.07)%      6.31%         11.67%      09/13/1993
   Capital Appreciation      (22.23)%     1.56%        N/A         16.88%      05/01/1997
   Strategic Value            (8.78)%       N/A        N/A        (5.53)%      05/01/2000
   Core Equity**             (12.38)%     3.98%        N/A         18.26%      05/01/1997
   Balanced                   (5.35)%     4.95%     13.31%         13.46%      09/13/1993
   Growth and Income         (13.99)%     8.22%        N/A         11.91%      05/01/1998
   International Growth      (23.78)%     4.80%      9.53%         12.60%      05/02/1994
   Worldwide Growth          (22.99)%     1.73%     10.32%         14.88%      09/13/1993
   Global Life Sciences      (17.03)%       N/A        N/A        (2.82)%      05/01/2000
   Global Technology         (37.53)%       N/A        N/A       (39.98)%      05/01/2000
   Flexible Income              6.97%     4.41%      6.47%          7.33%      09/13/1993
   Money Market*                3.47%     4.41%      4.45%          4.42%      05/01/1995
   ------------------------------------------------------------------------------------------



 * Yield more closely reflects the current earnings of the Money Market subaccount than its total return.


**Formerly, Equity Income.

               NON-STANDARDIZED PERFORMANCE DATA


               In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

               We may from time to time also disclose average annual total return or other performance data in non-standardized formats for the subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial withdrawals or annuity payments.

               All non-standardized performance data will be advertised only if the standard performance data as shown in Table 1 is also disclosed. For additional information regarding the calculation of other performance data, please see the SAI.

                  [JANUS LOGO]

                            Please direct all mail to:
                            WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            Please complete and return Application to:

                            IF MAILED:

                            Janus Annuity

                            c/o Western Reserve Life Assurance Co. of Ohio
                            Attn: Annuity Dept.
                            P.O. Box 9052
                            Clearwater, FL 33758-9052

                            IF OVERNIGHT DELIVERY:

                            Janus Annuity

                            c/o Western Reserve Life Assurance Co. of Ohio
                            Attn: Annuity Dept.
                            Spectrum Technology Park
                            8550 Ulmerton Rd., Suite 101
                            Largo, FL 33771

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                                                     May 1, 2002

                                 JANUS ANNUITY
                                VARIABLE ANNUITY

                      Statement of Additional Information

                                 Issued through
                          WRL Series Annuity Account B

                                   Offered by
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                              570 Carillon Parkway
                         St. Petersburg, Florida 33716

This Statement of Additional Information ("SAI") is not a prospectus and should be read only in conjunction with the prospectus for the Contract and the WRL Series Annuity Account B.

    [JANUS LOGO]


                This SAI expands upon subjects discussed in the current prospectus for the Janus Annuity variable annuity offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 2002, by calling 1-800-504-4440 (Monday-Friday, 9:00 A.M.-6:00 P.M., Eastern
                Time), or by writing to the administrative office, Western Reserve Life, P.O. Box 9052, Clearwater, Florida 33758-9052. The prospectus sets forth information that a prospective investor should know before investing in a Contract. Terms used in the current prospectus for the Contract are incorporated in this SAI.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                Definitions of Special Terms................................    2
                The Contract - General Provisions...........................    4
                   Owner....................................................    4
                   Entire Contract..........................................    4
                   Misstatement of Age or Gender............................    4
                   Addition, Deletion or Substitution of Investments........    4
                   Annuity Payment Options..................................    5
                   Death Benefit............................................    6
                   Assignment...............................................    8
                   Proof of Age, Gender and Survival........................    8
                   Non-Participating........................................    8
                Certain Federal Income Tax Consequences.....................    9
                   Tax Status of the Contract...............................    9
                   Taxation of Western Reserve..............................   11
                Investment Experience.......................................   12
                   Accumulation Units.......................................   12
                   Accumulation Unit Value..................................   12
                   Annuity Unit Value and Annuity Payment Rates.............   13
                Historical Performance Data.................................   15
                   Money Market Yields......................................   15
                   Other Subaccount Yields..................................   16
                   Total Returns............................................   16
                   Other Performance Data...................................   17
                   Advertising and Sales Literature.........................   17
                Published Ratings...........................................   18
                Administration..............................................   19
                Records and Reports.........................................   19
                Distribution of the Contracts...............................   19
                Other Products..............................................   20
                Custody of Assets...........................................   20
                Legal Matters...............................................   20
                Independent Auditors........................................   21
                Other Information...........................................   21
                Financial Statements........................................   22

DEFINITIONS OF SPECIAL TERMS
--------------------------------------------------------------------------------

accumulation period     The period between the Contract date and the maturity
                        date while the Contract is in force.

accumulation unit value An accounting unit of measure we use to calculate subaccount values during the accumulation period.


administrative office   Our administrative office and mailing address is P.O.
                        Box 9052, Clearwater, Florida 33758-9052 (8550 Ulmerton
                        Road, Suite 101, Largo, Florida 33771 for overnight deliveries). Our street address is 570 Carillon Parkway, St. Petersburg, Florida 33716. Our phone number is
                        1-800-504-4440.


age
                        The issue age, which is the annuitant's age on the birthday nearest the Contract date, plus the number of completed Contract years. When we use the term "age" in this SAI, it has the same meaning as "attained age" in the Contract.

annuitant               The person you named in the application (or later
                        changed), to receive annuity payments. The annuitant may be changed as provided in the Contract's death benefit provisions and annuity provision.

annuity unit value      An accounting unit of measure we use to calculate
                        annuity payments from certain subaccounts after the maturity date.

annuity value           The sum of the separate account value and the fixed
                        account value at the end of any valuation period.

beneficiary(ies)        The person(s) you elect to receive the death benefit
                        proceeds under the Contract.

cash value              The annuity value less any applicable premium taxes.

Code                    The Internal Revenue Code of 1986, as amended.


Contract date           Generally, the later of the date on which the initial
                        purchase payment is received, or the date that the properly completed application is received, at Western
                        Reserve's administrative office. We measure Contract years, Contract months and Contract anniversaries from the Contract date.



death benefit proceeds  If an owner who is the annuitant dies during the accumulation period, the death benefit proceeds is the amount, if any, payable under the death benefit option described in your Contract.



death report day        The valuation date on which we have received both proof
                        of death of the owner who is the annuitant and a beneficiary's election regarding payment.


fixed account           An option to which you can direct your money under the
                        Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.

fixed account value     During the accumulation period, your Contract's value
                        allocated to the fixed account.

in force Condition under which the Contract is active and the owner is entitled to exercise all rights under the Contract.


maturity date           The date on which the accumulation period ends and
                        annuity payments begin. The latest maturity date is the annuitant's 90th birthday.


NYSE                    New York Stock Exchange.

nonqualified Contracts  Contracts issued other than in connection with retirement plans.

owner
  (you, your)           The person(s) entitled to exercise all rights under the
                        Contract. The annuitant is the owner unless the application states otherwise, or unless a change of ownership is made at a later time.

portfolio               A separate investment portfolio of the Trust.

purchase payments       Amounts paid by an owner or on the owner's behalf to
                        Western Reserve as consideration for the benefits provided by the Contract. When we use the term "purchase payment" in this SAI, it has the same meaning as "net payment" in the Contract, which means the purchase payment less any applicable premium taxes.

qualified Contracts     Contracts issued in connection with retirement plans
                        that qualify for special federal income tax treatment under the Code.


separate account        WRL Series Annuity Account B, a unit investment trust
                        consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of the Trust.


separate account value  During the accumulation period, your Contract's value in the separate account, which equals the sum of the values in each subaccount.

subaccount              A subdivision of the separate account that invests
                        exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.


successor owner         The person who becomes the new owner if the owner is not
                        the annuitant and dies before the annuitant.


surrender               The termination of a Contract at the option of the
                        owner.

Trust Janus Aspen Series, an investment company registered with the U.S. Securities and Exchange Commission.

valuation date/
  business day          Each day on which the NYSE is open for trading, except
                        when a subaccount's corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term
                        "business day," it has the same meaning as valuation date.

valuation period        The period of time over which we determine the change in
                        the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE
                        (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.

Western Reserve
  (we, us, our)         Western Reserve Life Assurance Co. of Ohio.

THE CONTRACT - GENERAL PROVISIONS
--------------------------------------------------------------------------------

          In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Contract, which may be of interest to a prospective purchaser.

OWNER


          The Contract shall belong to the owner upon issuance of the Contract after completion of an application and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the Contract; (2) surrender the Contract; (3) amend or modify the Contract with Western Reserve's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of an owner's spouse in a community or marital property state.



          A successor owner may be named in the Contract application or in a written notice to our administrative office. The successor owner will become the new owner upon the owner's death, if the owner is not the annuitant and dies before the annuitant. If no successor owner survives the owner and the owner dies before the annuitant, the owner's estate will become the owner.



          An owner may change the ownership of the Contract in a written notice. When this change takes effect, all rights of ownership in the Contract will pass to the new owner. A change of ownership may have tax consequences.



          When there is a change of owner or successor owner, the change will take effect as of the date Western Reserve accepts the written notice. We assume no liability for any payments made, or actions taken before a change is accepted, and shall not be responsible for the validity or effect of any change of ownership. Changing an owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.


ENTIRE CONTRACT

          The Contract and any endorsements thereon and the Contract application constitute the entire contract between Western Reserve and the owner. All statements in the application are representations and not warranties. No statement will cause the Contract to be void or to be used in defense of a claim unless contained in the application.

MISSTATEMENT OF AGE OR GENDER

          If the age or gender of the annuitant has been misstated, Western Reserve will change the annuity benefit payable to that which the purchase payments would have purchased for the correct age or gender. The dollar amount of any underpayment Western Reserve makes shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment Western Reserve makes due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof Western Reserve finds satisfactory.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

          We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the separate account or that the separate account may purchase. We reserve the right to eliminate the shares of any of the portfolios of the Trust and to substitute shares of another portfolio of the Trust (or of another open-end registered investment company), if the shares of a portfolio are no longer available for investment or, if in our judgment, further investment in any portfolio should become inappropriate in view of the purposes of the separate account. We will not, however, substitute shares attributable to an owner's interest in a subaccount without notice to, and prior approval of, the Securities and Exchange Commission (the "SEC") to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act"), or other applicable law.

          We also reserve the right to establish additional subaccounts, each of which would invest in a new portfolio of the Trust, or in shares of another investment company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of Western Reserve, marketing, tax or other investment conditions warrant, and any new subaccounts will be made available to existing owners on a basis to be determined by Western Reserve. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax or other investment conditions warrant.

          In the event of any such substitution or change, we may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by us to be in the best interests of persons having voting rights under the Contracts, the separate account may be operated as a management company under the 1940 Act, or subject to any required approval, it may be deregistered under the 1940 Act in the event such registration is no longer required.

          We reserve the right to change the investment objective of any subaccount. Additionally, if required by law or regulation, we will not materially change an investment objective of the separate account or of a portfolio designated for a subaccount unless a statement of change is filed with and approved by the appropriate insurance official of the state of Western Reserve's domicile, or deemed approved in accordance with such law or regulation.

ANNUITY PAYMENT OPTIONS

          During the lifetime of the annuitant and prior to the maturity date, the owner may choose an annuity payment option or change the election. If no election is made prior to the maturity date, annuity payments will be made under payment Option D, as Variable Life Income with 10 years of guaranteed payments.


          Thirty days prior to the maturity date, we will mail to the owner a notice and a form upon which the owner can select allocation options for the annuity proceeds as of the maturity date. We reserve the right to limit transfers to once per year after the maturity date. If a separate account annuity option is chosen, the owner must include in the written notice the subaccount allocation of the annuity proceeds as of the maturity date. If we do not receive that form or other written notice acceptable to us prior to the maturity date, the Contract's existing allocation options will remain in effect. The owner may also, prior to the maturity date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity option and payment frequency provides for payments of at least $20 per period. If none of these is possible, a lump sum payment will be made.



          DETERMINATION OF THE FIRST VARIABLE AND FIXED PAYMENT. The amount of the first variable and fixed annuity payment is determined by multiplying the annuity proceeds times the appropriate rate for the annuity option selected. The rates are based on the Society of Actuaries 1983 Individual Mortality Table A with projection Scale G, and variable rates are based on a 5% effective annual assumed investment return and assuming a maturity date in the year 2000. Gender based mortality tables will be used unless prohibited by law.

          The amount of the first annuity payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, at the maturity date, adjusted as follows:


                Maturity Date                 Adjusted Age
                --------------------------------------------------------------
                Before 2001                   Actual Age
                2001 -- 2010                  Actual Age minus 1
                2011 -- 2020                  Actual Age minus 2
                2021 -- 2030                  Actual Age minus 3
                2031 -- 2040                  Actual Age minus 4
                After 2040                    As determined by Western Reserve

          This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

          DETERMINATION OF ADDITIONAL VARIABLE PAYMENTS. The amount of variable annuity payments after the first will increase or decrease according to the annuity unit value which reflects the investment experience of the selected subaccount(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected subaccount multiplied by the annuity unit value of that subaccount on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that subaccount by the annuity unit value of that subaccount on the date the first annuity payment is processed.

DEATH BENEFIT

          DEATH OF OWNER. Federal tax law requires that if any owner (including any successor owner who has become a current owner) dies before the maturity date, then the entire value of the Contract must generally be distributed within five years of the date of death of such owner. Special rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) an owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the maturity date. See Certain Federal Income Tax Consequences on page 9 for a detailed description of these rules. Other rules may apply to qualified Contracts.

          If an owner is not the annuitant and dies before the annuitant:

          - if no successor owner is named and alive on the death report day, the owner's estate will become the new owner. The cash value must be distributed within five years of the former owner's death;

          - if the successor owner is alive and is the owner's spouse, the Contract will continue with the spouse as the new owner; or

          - if the successor owner is alive and is not the owner's spouse, the successor owner will become the new owner. The cash value must be distributed either:

           - within five years of the former owner's death; or

           - over the lifetime of the new owner, if a natural person, with payments beginning within one year of the former owner's death; or


           - over a period that does not exceed the life expectancy (as defined by the Code and regulations adopted under the Code) of the new owner, if a natural person, with payments beginning within one year of the former owner's death.

          We may use the "account-based" method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary's current life expectancy, with payments beginning within one year of the deceased owner's death.



          DEATH OF ANNUITANT. Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the Contract, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options, unless a settlement agreement is effective at an owner's death preventing such election.



          If the annuitant who is not an owner dies during the accumulation period and an owner is a natural person other than the annuitant, the owner will automatically become the annuitant and this Contract will continue. If the annuitant dies during the accumulation period and an owner is either (1) the same individual as the annuitant; or (2) other than a natural person, then the death benefit proceeds are payable to the beneficiary in a lump sum distribution.



          If the annuitant who is an owner dies before maturity date, and the sole beneficiary is not the deceased annuitant's spouse who elects to continue the Contract, (1) the death benefit must be distributed within five years of the date of the annuitant/deceased owner's death, or (2) payments must begin no later than one year after the annuitant/deceased owner's death and must be made (i) for the beneficiary's lifetime or (ii) for a period certain (so long as any certain period does not exceed the beneficiary's life expectancy). Payments must be made in accordance with the "account-based" method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary's current life expectancy, with payments beginning within one year of the deceased owner's death. Death benefit proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the annuitant/deceased owner's death. If the sole beneficiary is the annuitant/deceased owner's surviving spouse, such spouse may elect to continue the Contract as the new annuitant and owner instead of receiving the death benefit. (See Certain Federal Income Tax Consequences on page 9.)



          If a beneficiary elects to receive the death benefit proceeds under option (1) or 2(ii) in the preceding paragraph, then we will: (a) allow the beneficiary to make partial withdrawals and transfers among the subaccounts and the fixed account during the distribution period;
          (b) not permit annuitization at the end of the distribution period; and (c) if the beneficiary dies during the distribution period, pay the remaining value of the Contract first to the contingent beneficiary named by the owner. If no contingent beneficiary is named, then we will make payments to the beneficiary's estate. The beneficiary is not permitted to name his or her own beneficiary, unless the Contract is an IRA.



          BENEFICIARY. The beneficiary designation in the application will remain in effect until changed. An owner may change the designated beneficiary(ies) during the annuitant's lifetime by sending written notice to us at our administrative office. A beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date an owner signs the written notice. We will not be liable for any payment made before the written notice is received at our administrative office. Unless we receive written notice from an owner to the contrary, no beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any beneficiary's creditors.

ASSIGNMENT

          During the annuitant's lifetime and prior to the maturity date (subject to any irrevocable beneficiary's rights) the owner may assign any rights or benefits provided by a nonqualified Contract. The assignment of a Contract will be treated as a distribution of the annuity value for federal tax purposes. Any assignment must be made in writing and accepted by us. An assignment will be effective as of the date the request is received at our administrative office and is accepted by us. We assume no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any assignment.


          With regard to qualified Contracts, any assignment may be subject to restrictions, penalties, taxation as a distribution, or even prohibition under the Code, and must be permitted under the terms of the underlying retirement plan.


PROOF OF AGE, GENDER, AND SURVIVAL

          We may require proper proof of age and gender of any annuitant or co-annuitant prior to making the first annuity payment. Prior to making any payment, we may require proper proof that the annuitant or co-annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in gender of any payee, annuity payments will be determined using unisex rates.

NON-PARTICIPATING

          The Contract will not share in Western Reserve's surplus earnings; no dividends will be paid.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES
--------------------------------------------------------------------------------

          THE FOLLOWING SUMMARY DOES NOT CONSTITUTE TAX ADVICE. IT IS A GENERAL DISCUSSION OF CERTAIN OF THE EXPECTED FEDERAL INCOME TAX CONSEQUENCES OF INVESTMENT IN AND DISTRIBUTIONS WITH RESPECT TO A CONTRACT, BASED ON THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, PROPOSED AND FINAL TREASURY REGULATIONS THEREUNDER, JUDICIAL AUTHORITY, AND CURRENT ADMINISTRATIVE RULINGS AND PRACTICE. THIS SUMMARY DISCUSSES ONLY CERTAIN FEDERAL INCOME TAX CONSEQUENCES TO "UNITED STATES PERSONS," AND DOES NOT DISCUSS STATE, LOCAL, OR FOREIGN TAX CONSEQUENCES. UNITED STATES PERSONS MEANS CITIZENS OR RESIDENTS OF THE UNITED STATES, DOMESTIC CORPORATIONS, DOMESTIC PARTNERSHIPS AND TRUSTS OR ESTATES THAT ARE SUBJECT TO UNITED STATES FEDERAL INCOME TAX REGARDLESS OF THE SOURCE OF THEIR INCOME.

TAX STATUS OF THE CONTRACT

          The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

          DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. sec. 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the Trust and its portfolios, intends to comply with the diversification requirements of the Treasury.


          Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified Contracts from application of the diversification rules, the investment vehicle for Western Reserve's qualified Contracts (i.e., the Trust) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified Contracts as well as qualified Contracts.


          OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular subaccounts without being treated as owners of underlying assets."

          The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has the choice of one or more subaccounts in which to allocate purchase payments and annuity values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in owners being treated as the owners of the assets of the separate account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners from being considered the owners of a pro rata share of the assets of the separate account.

          DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the Contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the Contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.


          WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us.


          QUALIFIED CONTRACTS. The qualified Contract is designed for use with IRAs and Roth IRAs. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

          We make no attempt to provide more than general information about use of the Contract with IRAs and Roth IRAs. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.


          INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $3,000 for 2002 ($3,500 if age 50 or older by the end of the calendar year), except in the case of a rollover amount or contribution under section 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form or manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. No regular contributions may be made. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


          No part of the funds for an IRA, including a Roth IRA, may be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract.


          ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $3,000 for 2002 ($3,500 if age 50 or older by the end of the calendar year). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.


TAXATION OF WESTERN RESERVE

          Western Reserve at present is taxed as a life insurance company under
          Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.

INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------

ACCUMULATION UNITS

          Allocations of a purchase payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the purchase payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the Trust less any applicable charges or fees.

          Upon allocation to the selected subaccount of the separate account, purchase payments are converted into accumulation units of the subaccount. At the end of any valuation period, a subaccount's value is equal to the number of units that your Contract has in the subaccount, multiplied by the accumulation unit value of the subaccount.

          The number of units that your Contract has in each subaccount is equal to:

          1. The initial units purchased on the Contract date; plus

          2. Units purchased at the time additional purchase payments are allocated to the subaccount; plus

          3. Units purchased through transfers from another subaccount or the fixed account; minus

          4. Any units that are redeemed to pay for partial withdrawals; minus

          5. Any units that are redeemed as part of a transfer to another subaccount or the fixed account; minus

          6. Any units that are redeemed to pay the annual Contract charge, any premium taxes and any transfer charge.


          The value of an accumulation unit was arbitrarily established at $10.00 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of the regular session of business on the NYSE (currently 4:00 p.m. Eastern Time), on each day the NYSE is open.


ACCUMULATION UNIT VALUE

          The accumulation unit value will vary from one valuation period to the next depending on the investment results experienced by each subaccount. The accumulation unit value for each subaccount at the end of a valuation period is the result of:

          1. The total value of the assets held in the subaccount. This value is determined by multiplying the number of shares of the designated Trust portfolio owned by the subaccount times the portfolio's net asset value per share; minus

          2. The accrued daily percentage for the mortality and expense risk charge and the administrative charge multiplied by the net assets of the subaccount; minus

          3. The accrued amount of reserve for any taxes that are determined by us to have resulted from the investment operations of the subaccount; divided by

          4. The number of outstanding units in the subaccount.

          During the accumulation period, the mortality and expense risk charge is deducted at an annual rate of 0.50% of net assets for each day in the valuation period and compensates us for certain mortality and expense risks. The administrative charge is deducted at an annual rate of 0.15% of net assets for each day in the valuation period and compensates us for certain administrative expenses. The accumulation unit value may increase, decrease, or remain the same from valuation period to valuation period.

ANNUITY UNIT VALUE AND ANNUITY PAYMENT RATES

          The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount (that is, the portfolio performance minus subaccount fees and charges) exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $10.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

          (a) is the variable annuity unit value for that subaccount on the immediately preceding business day;

          (b) is the net investment factor for that subaccount for the valuation period; and

          (c) is the investment result adjustment factor for the valuation period.

          The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

          The net investment factor for the Contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

          (i) is the result of:

               (1) the net asset value of a portfolio share held in that
                   subaccount determined at the end of the current valuation period; plus

               (2) the per share amount of any dividend or capital gain
                   distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

               (3) a per share charge or credit for any taxes reserved for which we determine to have resulted from the investment operations of the subaccount.

          (ii) is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period.

          (iii) is a factor representing the mortality and expense risk charge and the administrative charge. This factor is equal, on an annual basis, to 0.65% of the daily net asset value of the portfolio share held in that subaccount.

          The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.


          The annuity payment rates vary according to the annuity option elected and the gender and adjusted age of the annuitant at the maturity date. See Annuity Payment Options - Determination of the First Variable and Fixed Payment on page 5, which contains a table for determining the adjusted age of the annuitant.

                   ILLUSTRATION OF CALCULATIONS FOR ANNUITY UNIT VALUE
                              AND VARIABLE ANNUITY PAYMENTS

               FORMULA AND ILLUSTRATION FOR DETERMINING ANNUITY UNIT VALUE

          Annuity unit value = ABC

          Where: A = Annuity unit value for the immediately preceding valuation period.
                     Assume................................................ = $X

                 B = Net investment factor for the valuation period for which the annuity unit value is being calculated.
                     Assume................................................ =  Y

                 C = A factor to neutralize the assumed interest rate of 5%
                     built into the annuity tables used.
                     Assume................................................ =  Z

          Then, the annuity unit value is: $XYZ = $Q

                    FORMULA AND ILLUSTRATION FOR DETERMINING AMOUNT OF
                          FIRST MONTHLY VARIABLE ANNUITY PAYMENT

                                                            AB
                First monthly variable annuity payment =  ------
                                                          $1,000

          Where: A = The annuity value as of the maturity date.
                     Assume................................................ = $X

                 B = The annuity purchase rate per $1,000 based upon the option selected, the gender and adjusted age of the annuitant according to the tables contained in the Contract.
                     Assume................................................ = $Y

                                                                     $XY = $Z
                Then, the first monthly variable annuity payment =  ----------
                                                                      1,000

           FORMULA AND ILLUSTRATION FOR DETERMINING THE NUMBER OF ANNUITY UNITS
                   REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

                                            A
                Number of annuity units =   -
                                            B

          Where: A = The dollar amount of the first monthly variable annuity payment.
                     Assume................................................ = $X

                 B = The annuity unit value for the valuation date on which the first monthly payment is due.
                     Assume................................................ = $Y

                                                     $X
                Then, the number of annuity units =  ---  = Z
                                                     $Y

HISTORICAL PERFORMANCE DATA
--------------------------------------------------------------------------------

MONEY MARKET YIELDS

          YIELD. The yield quotation set forth in the prospectus for the Money Market subaccount is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the Money Market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

          EFFECTIVE YIELD. The effective yield quotation for the Money Market subaccount set forth in the prospectus is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing subaccount having a balance of one unit in the Money Market subaccount at the beginning of the period. A hypothetical charge, reflecting deductions from owner accounts, is subtracted from the balance. The difference is divided by the value of the subaccount at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next, the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:

                  EFFECTIVE YIELD = ([BASE PERIOD RETURN + 1](365/7)) - 1

          The effective yield is shown at least to the nearest hundredth of one percent.


          HYPOTHETICAL CHARGE. For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all owner accounts in proportion to the length of the base period. Such fees and charges include the $30 annual Contract charge, calculated on the basis of an average Contract size of $44,871, which translates into a charge of 0.07%. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular Contract. No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the Money Market subaccount and the Trust are excluded from the calculation of yield.



          The yield on amounts held in the Money Market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market portfolio, the types and quality of portfolio securities held by the Money Market portfolio and its operating expenses. For the seven days ended December 31, 2001, the yield of the Money Market subaccount was 1.43%, and the effective yield was 1.44%.

OTHER SUBACCOUNT YIELDS

          The yield quotations for all of the subaccounts, except the Money Market subaccount, representing the accumulation period set forth in the prospectus is based on the 30-day period ended on the date of the most recent balance sheet of the separate account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:

              [(  a-b        ) (6)        ]
  YIELD = 2   [(  ---  + 1   )      - 1   ]
              [(  cd         )            ]

                Where:  a =  net investment income earned during the period by the corresponding portfolio of the Trust attributable to shares owned by the subaccount.
                        b =  expenses accrued for the period (net of reimbursement).
                        c =  the average daily number of units outstanding during the period.
                        d =  the maximum offering price per unit on the last day of the period.


          For purposes of the yield quotations for all of the subaccounts, except the Money Market subaccount, the calculations take into account all fees that are charged to all owner accounts during the accumulation period. Such fees include the $30 annual Contract charge, calculated on the basis of an average Contract size of $44,871, which translates into a charge of 0.07%. The calculations do not take into account any premium taxes or any transfer charges.


          Premium taxes currently range from 0% to 3.5% of purchase payments depending upon the jurisdiction in which the Contract is delivered.

          The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.

TOTAL RETURNS


          The total return quotations set forth in the prospectus for all of these subaccounts, except the Money Market subaccount, holding assets for the Contracts during the accumulation period are average annual total return quotations for the one, three, five, and ten-year periods, (or, while a subaccount has been in existence for a period of less than one, three, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the separate account, and for the period from the first date any subaccount investing in an underlying portfolio commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equal the initial amount invested to the ending redeemable value, adjusted to reflect current subaccount charges, according to the following formula:


                                    P(1 + T)(n) = ERV

                Where:  P =     a hypothetical initial payment of $1,000.
                        T =     average annual total return.
                        n =     number of years.
                        ERV =   ending redeemable value of a hypothetical $1,000 payment
                                made at the beginning of each period at the end of each
                                period.

          For purposes of the total return quotations for all of the subaccounts, except the Money Market subaccount, the calculations take into account all fees that are charged under the Contract to all owner accounts during the accumulation period. Such fees include the mortality and expense risk charge of 0.50%, the administrative charge of 0.15%, and the $30 annual Contract charge, calculated on the basis of an average Contract size of $44,871, which translates into a charge of 0.07%. The calculations do not reflect any deduction for premium taxes or any transfer charges that may be applicable to a particular Contract.


OTHER PERFORMANCE DATA

          We may present the total return data stated in the prospectus on a non-standardized basis. This means that the data will not be reduced by all the fees and charges under the Contract and that the data may be presented for different time periods and for different purchase payment amounts. NON-STANDARDIZED PERFORMANCE DATA WILL ONLY BE DISCLOSED IF STANDARDIZED PERFORMANCE DATA FOR THE REQUIRED PERIODS IS ALSO DISCLOSED.

          We may also disclose cumulative total returns and average annual compound rates of return (T) for the subaccounts based on the inception date of the subaccounts investing in the underlying portfolios. We calculate cumulative total returns according to the following formula:

                                      (1 + T)(n) - 1

          Where:             T and n are the same values as above.

          In addition, we may present historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.


          For instance, we may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge of 0.50%, the administrative charge of 0.15% and the $30 annual Contract charge (based on average Contract size of $44,871, the annual Contract charge translates into a charge of 0.07%). Such data may or may not assume a complete surrender of the Contract at the end of the period.


ADVERTISING AND SALES LITERATURE

          From time to time we may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are: (1) the selection of individual investments has little impact on portfolio performance, (2) market timing strategies seldom work, (3) markets are efficient, and (4) portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that may provide a higher return with the same risk or the same return with lower risk.

          When presenting the asset allocation process we may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. We may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper

          Analytical Services and any other expert which has been deemed by us to be appropriate. We may also provide an historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. We may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. We may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, we may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of purchase payments made on a "before tax" basis through a tax-qualified plan with those made on an "after tax" basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of purchase payments.

          As described in the prospectus, in general, an owner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Contract will benefit from tax deferral during the accumulation period, as the annuity value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, we may use narrative, numerical or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.

PUBLISHED RATINGS
--------------------------------------------------------------------------------


          We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. A.M. Best's and Moody's ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Standard & Poor's and Fitch Ratings provide ratings which measure the claims-paying ability of insurance companies. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance contracts in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-contract obligations such as debt or commercial paper obligations. These ratings do not apply to the separate account, its subaccounts, the Trust or its portfolios, or to their performance.

ADMINISTRATION
--------------------------------------------------------------------------------

          Western Reserve performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

RECORDS AND REPORTS
--------------------------------------------------------------------------------


          All records and accounts relating to the separate account will be maintained by AEGON/Transamerica Fund Services, Inc. As presently required by the 1940 Act and regulations promulgated thereunder, Western Reserve will mail to all Contract owners at their last known address of record, at least annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. Contract owners will also receive confirmation of each financial transaction (including purchase payments, transfers, partial withdrawals, and complete surrenders) and any other reports required by law or regulation.


DISTRIBUTION OF THE CONTRACTS
--------------------------------------------------------------------------------

          AFSG Securities Corporation ("AFSG") is the principal underwriter of the Contracts. AFSG is located at 4333 Edgewood Rd., N.E., Cedar Rapids, Iowa 52499. AFSG is registered with the SEC under the Securities Exchange Act of 1934 and, is a member of the National Association of Securities Dealers, Inc. AFSG will not be compensated for its services as principal underwriter of the Contracts.

          There are no sales commissions payable upon the sale of Contracts. The offering of the Contracts is continuous and Western Reserve does not anticipate discontinuing the offering of the Contracts. However, Western Reserve reserves the right to do so at any time.

OTHER PRODUCTS
--------------------------------------------------------------------------------

          Western Reserve makes other variable annuity contracts available that are funded through other separate accounts. These variable annuity contracts may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS
--------------------------------------------------------------------------------


          The assets of the separate account are held by Western Reserve. The assets of the separate account are kept physically segregated and held apart from our general account and any other separate account. AEGON/Transamerica Fund Services, Inc. maintains records of all purchases and redemptions of shares of the Trust. Additional protection for the assets of the separate account is provided by a blanket bond issued to AEGON USA, Inc. ("AEGON USA") in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage to a limit of $10 million.


LEGAL MATTERS
--------------------------------------------------------------------------------

          Sutherland Asbill & Brennan LLP has provided advice on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts. All matters of Ohio law pertaining to the Contracts, including the validity of the Contracts and Western Reserve's right to issue the Contracts under Ohio insurance law, have been passed upon by Thomas E. Pierpan, Esq., Senior Vice President, General Counsel and Assistant Secretary of Western Reserve.

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------


          The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to the separate account and Western Reserve for the year ended December 31, 2001. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.


OTHER INFORMATION
--------------------------------------------------------------------------------

          A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

          The values of an owner's interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Western Reserve's financial statements which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.


          Financial statements for Western Reserve for the years ended December 31, 2001 and 2000 for each of the three years in the period ended December 31, 2001 have been prepared on the basis of statutory accounting principles, rather than accounting principles generally accepted in the United States.

INDEX TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT B


          Report of Independent Auditors, dated January 31, 2002



          Statement of Assets and Liabilities as of December 31, 2001



          Statement of Operations for the year ended December 31, 2001



          Statement of Changes in Net Assets for the years ended December 31, 2001 and 2000




          Notes to Financial Statements

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


          Report of Independent Auditors, dated February 15, 2002



          Statutory-basis balance sheets at December 31, 2001 and 2000



          Statutory-basis statements of operations for the years ended December 31, 2001, 2000 and 1999



          Statutory-basis statements of changes in capital and surplus for the years ended December 31, 2001, 2000 and 1999



          Statutory-basis statements of cash flow for the years ended December 31, 2001, 2000 and 1999



          Notes to financial statements - statutory-basis


          Statutory-basis financial statement schedules

                      This page intentionally left blank.

                            [JANUS LOGO]


                                  Janus Annuity

                                  c/o Western Reserve Life Assurance Co. of Ohio
                                  Attn: Annuity Department
                                  P.O. Box 9052
                                  Clearwater, FL 33758-9052
                                  1-800-504-4440

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Contract Owners
  of the Janus Retirement Advantage WRL Series Annuity Account B
Western Reserve Life Assurance Company of Ohio

We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the Janus Retirement Advantage WRL Series Annuity Account B (the "Separate Account," a separate account of Western Reserve Life Assurance Co. of Ohio) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2001, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Janus Retirement Advantage WRL Series Annuity Account B at December 31, 2001, and the results of their operations and changes in net assets for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.

                                    /S/ERNST & YOUNG LLP

Des Moines, Iowa
January 31, 2002

JANUS RETIREMENT ADVANTAGE
WRL SERIES ANNUITY ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2001
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                                   AGGRESSIVE     CAPITAL      STRATEGIC       CORE
                                                        GROWTH       GROWTH     APPRECIATION     VALUE        EQUITY
                                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
ASSETS:
  Investment in Janus Aspen Series Trust:
    Number of Shares...............................       2,445        1,980         1,360          553           775
                                                       ========    =========      ========      =======      ========
    Cost...........................................    $ 65,536    $ 105,387      $ 38,289      $ 5,537      $ 17,190
                                                       ========    =========      ========      =======      ========
  Investment, at net asset value...................    $ 48,597    $  43,519      $ 28,183      $ 5,047      $ 12,601
  Transfers receivable from depositor..............          21            0            31           13            32
                                                       --------    ---------      --------      -------      --------
    Total assets...................................      48,618       43,519        28,214        5,060        12,633
                                                       --------    ---------      --------      -------      --------
LIABILITIES:
  Accrued expenses.................................           0            0             0            0             0
  Transfers payable to depositor...................           0           86             0            0             0
                                                       --------    ---------      --------      -------      --------
    Total liabilities..............................           0           86             0            0             0
                                                       --------    ---------      --------      -------      --------
    Net assets.....................................    $ 48,618    $  43,433      $ 28,214      $ 5,060      $ 12,633
                                                       ========    =========      ========      =======      ========
NET ASSETS CONSISTS OF:
  Contract owners' equity..........................    $ 48,618    $  43,433      $ 28,214      $ 5,037      $ 12,633
  Depositor's equity...............................           0            0             0           23             0
                                                       --------    ---------      --------      -------      --------
    Net assets applicable to units outstanding.....    $ 48,618    $  43,433      $ 28,214      $ 5,060      $ 12,633
                                                       ========    =========      ========      =======      ========
  Contract owners' units...........................       2,034        1,728         1,358          553           575
  Depositor's units................................           0            0             0            3             0
                                                       --------    ---------      --------      -------      --------
    Units outstanding..............................       2,034        1,728         1,358          556           575
                                                       ========    =========      ========      =======      ========
    Accumulation unit value........................    $  23.90    $   25.14      $  20.78      $  9.11      $  21.95
                                                       ========    =========      ========      =======      ========

See accompanying notes.

JANUS RETIREMENT ADVANTAGE
WRL SERIES ANNUITY ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2001
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                                    GROWTH AND   INTERNATIONAL   WORLDWIDE    GLOBAL LIFE
                                                        BALANCED      INCOME        GROWTH         GROWTH      SCIENCES
                                                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
ASSETS:
  Investment in Janus Aspen Series Trust:
    Number of Shares................................       1,187          995           909          2,066          769
                                                        ========     ========      ========       ========      =======
    Cost............................................    $ 29,140     $ 19,031      $ 31,222       $ 76,352      $ 6,401
                                                        ========     ========      ========       ========      =======
  Investment, at net asset value....................    $ 26,789     $ 14,796      $ 21,330       $ 58,965      $ 5,974
  Transfers receivable from depositor...............           0           53            49              1            0
                                                        --------     --------      --------       --------      -------
    Total assets....................................      26,789       14,849        21,379         58,966        5,974
                                                        --------     --------      --------       --------      -------
LIABILITIES:
  Accrued expenses..................................           0            0             0              0            0
  Transfers payable to depositor....................         131            0             0              0            0
                                                        --------     --------      --------       --------      -------
    Total liabilities...............................         131            0             0              0            0
                                                        --------     --------      --------       --------      -------
    Net assets......................................    $ 26,658     $ 14,849      $ 21,379       $ 58,966      $ 5,974
                                                        ========     ========      ========       ========      =======
NET ASSETS CONSISTS OF:
  Contract owners' equity...........................    $ 26,658     $ 14,849      $ 21,379       $ 58,966      $ 5,951
  Depositor's equity................................           0            0             0              0           23
                                                        --------     --------      --------       --------      -------
    Net assets applicable to units outstanding......    $ 26,658     $ 14,849      $ 21,379       $ 58,966      $ 5,974
                                                        ========     ========      ========       ========      =======
  Contract owners' units............................         930          980           856          1,853          623
  Depositor's units.................................           0            0             0              0            3
                                                        --------     --------      --------       --------      -------
    Units outstanding...............................         930          980           856          1,853          626
                                                        ========     ========      ========       ========      =======
    Accumulation unit value.........................    $  28.68     $  15.15      $  24.97       $  31.82      $  9.54
                                                        ========     ========      ========       ========      =======

See accompanying notes.

JANUS RETIREMENT ADVANTAGE
WRL SERIES ANNUITY ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2001
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                                 GLOBAL      FLEXIBLE      MONEY
                                                               TECHNOLOGY     INCOME       MARKET
                                                               SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
ASSETS:
  Investment in Janus Aspen Series Trust:
    Number of Shares........................................      1,470           986       48,887
                                                                =======      ========     ========
    Cost....................................................    $ 7,476      $ 11,659     $ 48,887
                                                                =======      ========     ========
  Investment, at net asset value............................    $ 5,732      $ 11,492     $ 48,887
  Transfers receivable from depositor.......................          0             7            0
                                                                -------      --------     --------
    Total assets............................................      5,732        11,499       48,887
                                                                -------      --------     --------
LIABILITIES:
  Accrued expenses..........................................          0             0            0
  Transfers payable to depositor............................         89             0          341
                                                                -------      --------     --------
    Total liabilities.......................................         89             0          341
                                                                -------      --------     --------
    Net assets..............................................    $ 5,643      $ 11,499     $ 48,546
                                                                =======      ========     ========
NET ASSETS CONSISTS OF:
  Contract owners' equity...................................    $ 5,632      $ 11,499     $ 48,546
  Depositor's equity........................................         11             0            0
                                                                -------      --------     --------
    Net assets applicable to units outstanding..............    $ 5,643      $ 11,499     $ 48,546
                                                                =======      ========     ========
  Contract owners' units....................................      1,316           636        3,622
  Depositor's units.........................................          3             0            0
                                                                -------      --------     --------
    Units outstanding.......................................      1,319           636        3,622
                                                                =======      ========     ========
    Accumulation unit value.................................    $  4.28      $  18.09     $  13.40
                                                                =======      ========     ========

See accompanying notes.

JANUS RETIREMENT ADVANTAGE
WRL SERIES ANNUITY ACCOUNT B
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
(ALL AMOUNTS IN THOUSANDS)

                                                                   AGGRESSIVE     CAPITAL      STRATEGIC       CORE
                                                        GROWTH       GROWTH     APPRECIATION     VALUE        EQUITY
                                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
INVESTMENT INCOME:
  Dividend income..................................   $      38    $       0      $    408     $      30     $    112
                                                      ---------    ---------      --------     ---------     --------
EXPENSES:
  Mortality and expense risk.......................         380          364           219            36           91
                                                      ---------    ---------      --------     ---------     --------
    Net investment income (loss)...................        (342)        (364)          189            (6)          21
                                                      ---------    ---------      --------     ---------     --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of investment
    securities.....................................       2,633       (5,927)         (810)         (309)        (497)
  Realized gain distributions......................         114            0             0             0          466
  Change in unrealized appreciation
    (depreciation).................................     (20,832)     (26,120)       (8,956)         (406)      (2,015)
                                                      ---------    ---------      --------     ---------     --------
    Net gain (loss) on investment securities.......     (18,085)     (32,047)       (9,766)         (715)      (2,046)
                                                      ---------    ---------      --------     ---------     --------
      Net increase (decrease) in net assets
         resulting from operations.................   $ (18,427)   $ (32,411)     $ (9,577)    $    (721)    $ (2,025)
                                                      =========    =========      ========     =========     ========

                                                                   GROWTH AND   INTERNATIONAL   WORLDWIDE    GLOBAL LIFE
                                                       BALANCED      INCOME        GROWTH         GROWTH      SCIENCES
                                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
INVESTMENT INCOME:
  Dividend income..................................    $    723    $     222      $    251      $     318     $      9
                                                       --------    ---------      --------      ---------     --------
EXPENSES:
  Mortality and expense risk.......................         179          102           165            440           42
                                                       --------    ---------      --------      ---------     --------
    Net investment income (loss)...................         544          120            86           (122)         (33)
                                                       --------    ---------      --------      ---------     --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of investment
    securities.....................................       1,310         (137)       (2,210)         1,582         (998)
  Realized gain distributions......................           0            0             0              0            0
  Change in unrealized appreciation
    (depreciation).................................      (3,432)      (2,562)       (5,406)       (20,890)        (833)
                                                       --------    ---------      --------      ---------     --------
    Net gain (loss) on investment securities.......      (2,122)      (2,699)       (7,616)       (19,308)      (1,831)
                                                       --------    ---------      --------      ---------     --------
      Net increase (decrease) in net assets
         resulting from operations.................    $ (1,578)   $  (2,579)     $ (7,530)     $ (19,430)    $ (1,864)
                                                       ========    =========      ========      =========     ========

See accompanying notes.

JANUS RETIREMENT ADVANTAGE
WRL SERIES ANNUITY ACCOUNT B
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
(ALL AMOUNTS IN THOUSANDS)

                                                                 GLOBAL      FLEXIBLE      MONEY
                                                               TECHNOLOGY     INCOME       MARKET
                                                               SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
INVESTMENT INCOME:
  Dividend income...........................................    $    295      $  554      $ 2,056
                                                                --------      ------      -------
EXPENSES:
  Mortality and expense risk................................          42          60          325
                                                                --------      ------      -------
    Net investment income (loss)............................         253         494        1,731
                                                                --------      ------      -------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of investment
    securities..............................................      (5,698)        139            0
  Realized gain distributions...............................           0           0            0
  Change in unrealized appreciation (depreciation)..........       1,782        (132)           0
                                                                --------      ------      -------
    Net gain (loss) on investment securities................      (3,916)          7            0
                                                                --------      ------      -------
      Net increase (decrease) in net assets resulting from
       operations...........................................    $ (3,663)     $  501      $ 1,731
                                                                ========      ======      =======

See accompanying notes.

JANUS RETIREMENT ADVANTAGE
WRL SERIES ANNUITY ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                                                   AGGRESSIVE                CAPITAL
                                                             GROWTH                  GROWTH               APPRECIATION
                                                           SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                                      ---------------------   ---------------------   ---------------------
                                                          DECEMBER 31,            DECEMBER 31,            DECEMBER 31,
                                                      ---------------------   ---------------------   ---------------------
                                                        2001        2000        2001        2000        2001        2000
                                                      ---------   ---------   ---------   ---------   ---------   ---------
OPERATIONS:
  Net investment income (loss).....................   $    (342)  $   6,356   $    (364)  $  13,572   $     189   $     296
  Net gain (loss) on investment securities.........     (18,085)    (19,954)    (32,047)    (61,607)     (9,766)    (10,906)
                                                      ---------   ---------   ---------   ---------   ---------   ---------
  Net increase (decrease) in net assets resulting
    from operations................................     (18,427)    (13,598)    (32,411)    (48,035)     (9,577)    (10,610)
                                                      ---------   ---------   ---------   ---------   ---------   ---------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........      (2,433)     16,070      (5,192)     39,239      (3,037)      7,116
                                                      ---------   ---------   ---------   ---------   ---------   ---------
  Less cost of units redeemed:
    Administrative charges.........................          19          11          25          12          13           7
    Surrender benefits.............................       4,232       4,436       4,601       6,575       2,651       2,404
    Death benefits.................................          83          64         122         400          52         221
                                                      ---------   ---------   ---------   ---------   ---------   ---------
                                                          4,334       4,511       4,748       6,987       2,716       2,632
                                                      ---------   ---------   ---------   ---------   ---------   ---------
    Increase (decrease) in net assets from capital
      unit transactions............................      (6,767)     11,559      (9,940)     32,252      (5,753)      4,484
                                                      ---------   ---------   ---------   ---------   ---------   ---------
    Net increase (decrease) in net assets..........     (25,194)     (2,039)    (42,351)    (15,783)    (15,330)     (6,126)
  Depositor's equity contribution (redemption).....           0           0           0           0           0           0
NET ASSETS:
  Beginning of year................................      73,812      75,851      85,784     101,567      43,544      49,670
                                                      ---------   ---------   ---------   ---------   ---------   ---------
  End of year......................................   $  48,618   $  73,812   $  43,433   $  85,784   $  28,214   $  43,544
                                                      =========   =========   =========   =========   =========   =========
UNIT ACTIVITY:
  Units outstanding - beginning of year............       2,310       2,015       2,053       1,646       1,631       1,512
  Units issued.....................................         339         946         474       1,705         198         970
  Units redeemed...................................        (615)       (651)       (799)     (1,298)       (471)       (851)
                                                      ---------   ---------   ---------   ---------   ---------   ---------
  Units outstanding - end of year..................       2,034       2,310       1,728       2,053       1,358       1,631
                                                      =========   =========   =========   =========   =========   =========

See accompanying notes.

JANUS RETIREMENT ADVANTAGE
WRL SERIES ANNUITY ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                          STRATEGIC              CORE
                                                            VALUE               EQUITY               BALANCED
                                                         SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                      -----------------   -------------------   -------------------
                                                        DECEMBER 31,         DECEMBER 31,          DECEMBER 31,
                                                      -----------------   -------------------   -------------------
                                                       2001     2000(1)     2001       2000       2001       2000
                                                      -------   -------   --------   --------   --------   --------
OPERATIONS:
  Net investment income (loss).....................   $    (6)  $     0   $     21   $  4,141   $    544   $  3,050
  Net gain (loss) on investment securities.........      (715)      (76)    (2,046)    (5,595)    (2,122)    (4,007)
                                                      -------   -------   --------   --------   --------   --------
  Net increase (decrease) in net assets resulting
    from operations................................      (721)      (76)    (2,025)    (1,454)    (1,578)      (957)
                                                      -------   -------   --------   --------   --------   --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........     1,975     4,703        548     (1,155)     1,974      3,400
                                                      -------   -------   --------   --------   --------   --------
  Less cost of units redeemed:
    Administrative charges.........................         1         0          4          2          6          4
    Surrender benefits.............................       742       103      1,572        532      2,319      1,307
    Death benefits.................................         0         0         21        126         21         38
                                                      -------   -------   --------   --------   --------   --------
                                                          743       103      1,597        660      2,346      1,349
                                                      -------   -------   --------   --------   --------   --------
    Increase (decrease) in net assets from capital
      unit transactions............................     1,232     4,600     (1,049)    (1,815)      (372)     2,051
                                                      -------   -------   --------   --------   --------   --------
    Net increase (decrease) in net assets..........       511     4,524     (3,074)    (3,269)    (1,950)     1,094
  Depositor's equity contribution (redemption).....         0        25          0          0          0          0
NET ASSETS:
  Beginning of year................................     4,549         0     15,707     18,976     28,608     27,514
                                                      -------   -------   --------   --------   --------   --------
  End of year......................................   $ 5,060   $ 4,549   $ 12,633   $ 15,707   $ 26,658   $ 28,608
                                                      =======   =======   ========   ========   ========   ========
UNIT ACTIVITY:
  Units outstanding - beginning of year............       456         0        627        692        945        882
  Units issued.....................................       709       655        143        270        346        436
  Units redeemed...................................      (609)     (199)      (195)      (335)      (361)      (373)
                                                      -------   -------   --------   --------   --------   --------
  Units outstanding - end of year..................       556       456        575        627        930        945
                                                      =======   =======   ========   ========   ========   ========

See accompanying notes.

JANUS RETIREMENT ADVANTAGE
WRL SERIES ANNUITY ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                    GROWTH AND            INTERNATIONAL             WORLDWIDE
                                                      INCOME                 GROWTH                  GROWTH
                                                    SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                                -------------------   ---------------------   ---------------------
                                                   DECEMBER 31,           DECEMBER 31,            DECEMBER 31,
                                                -------------------   ---------------------   ---------------------
                                                  2001       2000       2001        2000        2001        2000
                                                --------   --------   ---------   ---------   ---------   ---------
OPERATIONS:
  Net investment income (loss)...............   $    120   $    380   $      86   $   1,910   $    (122)  $   8,380
  Net gain (loss) on investment securities...     (2,699)    (3,674)     (7,616)    (10,873)    (19,308)    (26,382)
                                                --------   --------   ---------   ---------   ---------   ---------
  Net increase (decrease) in net assets
    resulting from operations................     (2,579)    (3,294)     (7,530)     (8,963)    (19,430)    (18,002)
                                                --------   --------   ---------   ---------   ---------   ---------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred).....        337      5,960      (3,861)     13,787      (4,931)     13,671
                                                --------   --------   ---------   ---------   ---------   ---------
  Less cost of units redeemed:
    Administrative charges...................          5          3           8           5          20          12
    Surrender benefits.......................      1,281        937       1,468       2,763       3,749       4,262
    Death benefits...........................          4         21          15          62         100         123
                                                --------   --------   ---------   ---------   ---------   ---------
                                                   1,290        961       1,491       2,830       3,869       4,397
                                                --------   --------   ---------   ---------   ---------   ---------
    Increase (decrease) in net assets from
      capital unit transactions..............       (953)     4,999      (5,352)     10,957      (8,800)      9,274
                                                --------   --------   ---------   ---------   ---------   ---------
    Net increase (decrease) in net assets....     (3,532)     1,705     (12,882)      1,994     (28,230)     (8,728)
  Depositor's equity contribution
    (redemption).............................          0          0           0           0           0           0
NET ASSETS:
  Beginning of year..........................     18,381     16,676      34,261      32,267      87,196      95,924
                                                --------   --------   ---------   ---------   ---------   ---------
  End of year................................   $ 14,849   $ 18,381   $  21,379   $  34,261   $  58,966   $  87,196
                                                ========   ========   =========   =========   =========   =========
UNIT ACTIVITY:
  Units outstanding - beginning of year......      1,044        809       1,047         823       2,112       1,947
  Units issued...............................        388        929         398         886         183         877
  Units redeemed.............................       (452)      (694)       (589)       (662)       (442)       (712)
                                                --------   --------   ---------   ---------   ---------   ---------
  Units outstanding - end of year............        980      1,044         856       1,047       1,853       2,112
                                                ========   ========   =========   =========   =========   =========

See accompanying notes.

JANUS RETIREMENT ADVANTAGE
WRL SERIES ANNUITY ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                         GLOBAL LIFE                    GLOBAL                    FLEXIBLE
                                                           SCIENCES                   TECHNOLOGY                   INCOME
                                                          SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                                    ----------------------      ----------------------      ---------------------
                                                         DECEMBER 31,                DECEMBER 31,               DECEMBER 31,
                                                    ----------------------      ----------------------      ---------------------
                                                      2001        2000(1)         2001        2000(1)         2001         2000
                                                    --------      --------      --------      --------      --------      -------
OPERATIONS:
  Net investment income (loss)...................   $    (33)     $     (4)     $    253      $    102      $    494      $   254
  Net gain (loss) on investment securities.......     (1,831)          562        (3,916)       (3,807)            7            3
                                                    --------      --------      --------      --------      --------      -------
  Net increase (decrease) in net assets resulting
    from operations..............................     (1,864)          558        (3,663)       (3,705)          501          257
                                                    --------      --------      --------      --------      --------      -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred).........     (2,469)       10,583         2,021        12,157         7,123          767
                                                    --------      --------      --------      --------      --------      -------
  Less cost of units redeemed:
    Administrative charges.......................          2             0             2             0             2            1
    Surrender benefits...........................        672           185           752           402         1,646          679
    Death benefits...............................          0             0            36             0             0           13
                                                    --------      --------      --------      --------      --------      -------
                                                         674           185           790           402         1,648          693
                                                    --------      --------      --------      --------      --------      -------
    Increase (decrease) in net assets from
      capital unit transactions..................     (3,143)       10,398         1,231        11,755         5,475           74
                                                    --------      --------      --------      --------      --------      -------
    Net increase (decrease) in net assets........     (5,007)       10,956        (2,432)        8,050         5,976          331
  Depositor's equity contribution (redemption)...          0            25             0            25             0            0
NET ASSETS:
  Beginning of year..............................     10,981             0         8,075             0         5,523        5,192
                                                    --------      --------      --------      --------      --------      -------
  End of year....................................   $  5,974      $ 10,981      $  5,643      $  8,075      $ 11,499      $ 5,523
                                                    ========      ========      ========      ========      ========      =======
UNIT ACTIVITY:
  Units outstanding - beginning of year..........        955             0         1,180             0           327          324
  Units issued...................................        476         1,253         1,452         1,548           757          315
  Units redeemed.................................       (805)         (298)       (1,313)         (368)         (448)        (312)
                                                    --------      --------      --------      --------      --------      -------
  Units outstanding - end of year................        626           955         1,319         1,180           636          327
                                                    ========      ========      ========      ========      ========      =======

See accompanying notes.

JANUS RETIREMENT ADVANTAGE
WRL SERIES ANNUITY ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                                        MONEY
                                                                       MARKET
                                                                     SUBACCOUNT
                                                               -----------------------
                                                                    DECEMBER 31,
                                                               -----------------------
                                                                 2001          2000
                                                               --------      ---------
OPERATIONS:
  Net investment income (loss)..............................   $  1,731      $   2,201
  Net gain (loss) on investment securities..................          0              0
                                                               --------      ---------
  Net increase (decrease) in net assets resulting from
    operations..............................................      1,731          2,201
                                                               --------      ---------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)....................     22,203         20,966
                                                               --------      ---------
  Less cost of units redeemed:
    Administrative charges..................................          5              2
    Surrender benefits......................................     19,695         13,087
    Death benefits..........................................         42            190
                                                               --------      ---------
                                                                 19,742         13,279
                                                               --------      ---------
    Increase (decrease) in net assets from capital unit
     transactions...........................................      2,461          7,687
                                                               --------      ---------
    Net increase (decrease) in net assets...................      4,192          9,888
  Depositor's equity contribution (redemption)..............          0              0
NET ASSETS:
  Beginning of year.........................................     44,354         34,466
                                                               --------      ---------
  End of year...............................................   $ 48,546      $  44,354
                                                               ========      =========
UNIT ACTIVITY:
  Units outstanding - beginning of year.....................      3,427          2,812
  Units issued..............................................      5,663         11,584
  Units redeemed............................................     (5,468)       (10,969)
                                                               --------      ---------
  Units outstanding - end of year...........................      3,622          3,427
                                                               ========      =========

See accompanying notes.

JANUS RETIREMENT ADVANTAGE
WRL SERIES ANNUITY ACCOUNT B
NOTES TO THE FINANCIAL STATEMENTS
AT DECEMBER 31, 2001

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Janus Retirement Advantage WRL Series Annuity Account B (the "Annuity Account"), was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL" or the "depositor") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Annuity Account encompasses the Janus Retirement Advantage, a tax-deferred variable annuity contract (the "Contracts") issued by WRL. The Annuity Account contains thirteen investment options referred to as subaccounts. Each subaccount invests in the corresponding Portfolio (the "Portfolio") of the Janus Aspen Series Trust (the "Trust"), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The subaccount invests in the Institutional shares of the Trust.

The Financial Statements reflect a full twelve-month period, for each year reported on, except as follows:

SUBACCOUNT                                 INCEPTION DATE
----------                                 --------------
Capital Appreciation                         05/01/1997
Core Equity                                  05/01/1997
Growth and Income                            05/01/1998
Strategic Value                              05/01/2000
Global Life Sciences                         05/01/2000
Global Technology                            05/01/2000

The following Portfolio name has changed:

PORTFOLIO                                    FORMERLY
---------                                    --------
Core Equity                                Equity Income

On October 25, 2001, pursuant to an exemptive order (Rel. No. 25169) received from the Securities and Exchange Commission for the substitution of securities issued by the Janus Aspen Series Fund and held by the Annuity Account to support individual flexible premium deferred variable annuity contracts, investments were transferred from the High-Yield subaccount to the Flexible Income subaccount.

The Annuity Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States, have been consistently applied in the preparation of the Annuity Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

A.  VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS

Investments in the Trust's shares are valued at the closing net asset value ("NAV") per share of the underlying Portfolio, which value their securities at fair value as determined by the Trust. Investment transactions are accounted for on the trade date, using the Portfolio NAV per share next determined after receipt of sale or redemption order without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B.  FEDERAL INCOME TAXES

The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under the current Internal Revenue Code, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL as long as the earnings are credited under the Contracts. Accordingly, no provision for Federal income taxes has been made.

NOTE 2 -- CHARGES AND DEDUCTIONS

Charges are assessed by WRL in connection with the issuance and administration of the Contracts.

A.  CONTRACT CHARGES

No deduction for sales expenses is made from the purchase payments. On each anniversary through maturity date, WRL will deduct an annual Contract charge as partial compensation for providing administrative services under the Contracts. Deduction of the annual Contract charge is currently waived when the

JANUS RETIREMENT ADVANTAGE
WRL SERIES ANNUITY ACCOUNT B
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 2 -- (CONTINUED)

account value on the anniversary is equal to or greater than $25,000.

B.  ANNUITY SUBACCOUNT CHARGES
A daily charge equal to an annual rate of 0.65 % of average daily net assets of each subaccount is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual Contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 -- DIVIDEND DISTRIBUTIONS

Dividends are not declared by the Annuity Account, since the increase in the value of the underlying investment in a Portfolio is reflected daily in the accumulation unit value used to calculate the equity value within the Annuity Account. Consequently, a dividend distribution by the underlying Portfolio does not change either the accumulation unit value or equity values within the Annuity Account.

NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions for the year ended December 31, 2001 are as follows (in thousands):

                                  PURCHASES      PROCEEDS
                                      OF        FROM SALES
SUBACCOUNT                        SECURITIES   OF SECURITIES
----------                        ----------   -------------
Growth                             $  5,682      $ 12,711
Aggressive Growth                     7,080        17,336
Capital Appreciation                  2,707         8,382
Strategic Value                       5,054         3,819
Core Equity                           2,270         2,865
Balanced                              7,209         6,901
Growth and Income                     4,644         5,530
International Growth                  8,430        13,820
Worldwide Growth                      3,642        12,662
Global Life Sciences                  3,419         6,406
Global Technology                     6,558         4,985
Flexible Income                      11,581         5,535
Money Market                         48,265        43,555

JANUS RETIREMENT ADVANTAGE
WRL SERIES ANNUITY ACCOUNT B
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                                              GROWTH SUBACCOUNT
                                                         -----------------------------------------------------------
                                                                                DECEMBER 31,
                                                         -----------------------------------------------------------
                                                            2001         2000        1999        1998        1997
                                                         ----------   ----------   ---------   ---------   ---------
Accumulation unit value, beginning of year............       $31.96   $    37.64   $   26.31   $   19.52   $   16.01
                                                         ----------   ----------   ---------   ---------   ---------
  Income from operations:
    Net investment income (loss)......................        (0.16)        2.83        0.03        1.30        0.42
    Net realized and unrealized gain (loss) on
      investment......................................        (7.90)       (8.51)      11.30        5.49        3.09
                                                         ----------   ----------   ---------   ---------   ---------
      Net income (loss) from operations...............        (8.06)       (5.68)      11.33        6.79        3.51
                                                         ----------   ----------   ---------   ---------   ---------
Accumulation unit value, end of year..................       $23.90   $    31.96   $   37.64   $   26.31   $   19.52
                                                         ==========   ==========   =========   =========   =========
Total return..........................................     (25.22)%     (15.11)%     43.05 %     34.78 %     21.95 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)............      $48,618   $   73,812   $  75,851   $  43,490   $  29,570
  Ratio of net investment income (loss) to average net
    assets............................................      (0.59)%       7.51 %      0.09 %      5.92 %      2.30 %
  Ratio of expenses to average net assets.............       0.65 %       0.65 %      0.65 %      0.65 %      0.65 %

                                                                        AGGRESSIVE GROWTH SUBACCOUNT
                                                         -----------------------------------------------------------
                                                                                DECEMBER 31,
                                                         -----------------------------------------------------------
                                                            2001         2000        1999        1998        1997
                                                         ----------   ----------   ---------   ---------   ---------
Accumulation unit value, beginning of year............       $41.79   $    61.69   $   27.55   $   20.65   $   18.45
                                                         ----------   ----------   ---------   ---------   ---------
  Income from operations:
    Net investment income (loss)......................        (0.20)        6.57        1.08       (0.14)      (0.12)
    Net realized and unrealized gain (loss) on
      investment......................................       (16.45)      (26.47)      33.06        7.04        2.32
                                                         ----------   ----------   ---------   ---------   ---------
      Net income (loss) from operations...............       (16.65)      (19.90)      34.14        6.90        2.20
                                                         ----------   ----------   ---------   ---------   ---------
Accumulation unit value, end of year..................       $25.14   $    41.79   $   61.69   $   27.55   $   20.65
                                                         ==========   ==========   =========   =========   =========
Total return..........................................     (39.84)%     (32.26)%    123.95 %     33.39 %     11.93 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)............      $43,433   $   85,784   $ 101,567   $  24,324   $  20,328
  Ratio of net investment income (loss) to average net
    assets............................................      (0.65)%      10.94 %      2.77 %     (0.65)%     (0.65)%
  Ratio of expenses to average net assets.............       0.65 %       0.65 %      0.65 %      0.65 %      0.65 %

JANUS RETIREMENT ADVANTAGE
WRL SERIES ANNUITY ACCOUNT B
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)
FOR THE YEAR ENDED


                                                                         CAPITAL APPRECIATION SUBACCOUNT
                                                           -----------------------------------------------------------
                                                                                  DECEMBER 31,
                                                           -----------------------------------------------------------
                                                              2001         2000        1999        1998       1997(1)
                                                           ----------   ----------   ---------   ---------   ---------
Accumulation unit value, beginning of year..............   $    26.70   $    32.85      $19.80      $12.61   $   10.00
                                                           ----------   ----------   ---------   ---------   ---------
  Income from operations:
    Net investment income (loss)........................         0.13         0.18       (0.03)      (0.08)       0.03
    Net realized and unrealized gain (loss) on
      investment........................................        (6.05)       (6.33)      13.08        7.27        2.58
                                                           ----------   ----------   ---------   ---------   ---------
      Net income (loss) from operations.................        (5.92)       (6.15)      13.05        7.19        2.61
                                                           ----------   ----------   ---------   ---------   ---------
Accumulation unit value, end of year....................   $    20.78   $    26.70      $32.85      $19.80   $   12.61
                                                           ==========   ==========   =========   =========   =========
Total return............................................     (22.18)%     (18.71)%     65.92 %     57.09 %     26.05 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..............   $   28,214   $   43,544     $49,670     $14,151   $   2,637
  Ratio of net investment income (loss) to average net
    assets..............................................       0.56 %       0.56 %     (0.13)%     (0.52)%      0.35 %
  Ratio of expenses to average net assets...............       0.65 %       0.65 %      0.65 %      0.65 %      0.65 %

                                                               STRATEGIC VALUE
                                                                 SUBACCOUNT
                                                           -----------------------
                                                                DECEMBER 31,
                                                           -----------------------
                                                              2001       2000(1)
                                                           ----------   ----------
Accumulation unit value, beginning of year..............        $9.98       $10.00
                                                           ----------   ----------
  Income from operations:
    Net investment income (loss)........................        (0.01)        0.00
    Net realized and unrealized gain (loss) on
      investment........................................        (0.86)       (0.02)
                                                           ----------   ----------
      Net income (loss) from operations.................        (0.87)       (0.02)
                                                           ----------   ----------
Accumulation unit value, end of year....................        $9.11        $9.98
                                                           ==========   ==========
Total return............................................      (8.72)%      (0.24)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)..............       $5,060       $4,549
  Ratio of net investment income (loss) to average net
    assets..............................................      (0.10)%      (0.03)%
  Ratio of expenses to average net assets...............       0.65 %       0.65 %

JANUS RETIREMENT ADVANTAGE
WRL SERIES ANNUITY ACCOUNT B
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)
FOR THE YEAR ENDED


                                                                             CORE EQUITY SUBACCOUNT
                                                           -----------------------------------------------------------
                                                                                  DECEMBER 31,
                                                           -----------------------------------------------------------
                                                              2001         2000        1999        1998       1997(1)
                                                           ----------   ----------   ---------   ---------   ---------
Accumulation unit value, beginning of year..............   $    25.04   $    27.41   $   19.49   $   13.41      $10.00
                                                           ----------   ----------   ---------   ---------   ---------
  Income from operations:
    Net investment income (loss)........................         0.04         6.43        0.00        0.13       (0.03)
    Net realized and unrealized gain (loss) on
      investment........................................        (3.13)       (8.80)       7.92        5.95        3.44
                                                           ----------   ----------   ---------   ---------   ---------
      Net income (loss) from operations.................        (3.09)       (2.37)       7.92        6.08        3.41
                                                           ----------   ----------   ---------   ---------   ---------
Accumulation unit value, end of year....................   $    21.95   $    25.04   $   27.41   $   19.49      $13.41
                                                           ==========   ==========   =========   =========   =========
Total return............................................     (12.32)%      (8.66)%     40.67 %     45.30 %      34.12%
Ratios and supplemental data:
  Net assets at end of year (in thousands)..............   $   12,633   $   15,707   $  18,976   $   9,017     $3,048
  Ratio of net investment income (loss) to average net
    assets..............................................       0.15 %      23.92 %      0.01 %      0.81 %     (0.32)%
  Ratio of expenses to average net assets...............       0.65 %       0.65 %      0.65 %      0.65 %       0.65%

                                                                               BALANCED SUBACCOUNT
                                                           -----------------------------------------------------------
                                                                                  DECEMBER 31,
                                                           -----------------------------------------------------------
                                                              2001         2000        1999        1998        1997
                                                           ----------   ----------   ---------   ---------   ---------
Accumulation unit value, beginning of year..............   $    30.28   $    31.19   $   24.76   $   18.56   $   15.30
                                                           ----------   ----------   ---------   ---------   ---------
  Income from operations:
    Net investment income (loss)........................         0.57         3.31        0.46        0.81        0.49
    Net realized and unrealized gain (loss) on
      investment........................................        (2.17)       (4.22)       5.97        5.39        2.77
                                                           ----------   ----------   ---------   ---------   ---------
      Net income (loss) from operations.................        (1.60)       (0.91)       6.43        6.20        3.26
                                                           ----------   ----------   ---------   ---------   ---------
Accumulation unit value, end of year....................   $    28.68   $    30.28   $   31.19   $   24.76   $   18.56
                                                           ==========   ==========   =========   =========   =========
Total return............................................      (5.28)%      (2.91)%     25.94 %     33.42 %     21.31 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..............   $   26,658   $   28,608   $  27,514   $  18,155   $  11,287
  Ratio of net investment income (loss) to average net
    assets..............................................       1.97 %      10.64 %      1.68 %      3.85 %      2.84 %
  Ratio of expenses to average net assets...............       0.65 %       0.65 %      0.65 %      0.65 %      0.65 %

JANUS RETIREMENT ADVANTAGE
WRL SERIES ANNUITY ACCOUNT B
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)
FOR THE YEAR ENDED


                                                                      GROWTH AND INCOME SUBACCOUNT
                                                             ----------------------------------------------
                                                                              DECEMBER 31,
                                                             ----------------------------------------------
                                                                2001        2000        1999       1998(1)
                                                             ----------   ---------   ---------   ---------
Accumulation unit value, beginning of year................       $17.60      $20.62      $11.93      $10.00
                                                             ----------   ---------   ---------   ---------
  Income from operations:
    Net investment income (loss)..........................         0.12        0.36       (0.04)      (0.01)
    Net realized and unrealized gain (loss) on
      investment..........................................        (2.57)      (3.38)       8.73        1.94
                                                             ----------   ---------   ---------   ---------
      Net income (loss) from operations...................        (2.45)      (3.02)       8.69        1.93
                                                             ----------   ---------   ---------   ---------
Accumulation unit value, end of year......................       $15.15      $17.60      $20.62      $11.93
                                                             ==========   =========   =========   =========
Total return..............................................     (13.94)%    (14.66)%     72.91 %     19.28 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)................      $14,849     $18,381     $16,676      $4,326
  Ratio of net investment income (loss) to average net
    assets................................................       0.76 %      1.83 %     (0.29)%     (0.21)%
  Ratio of expenses to average net assets.................       0.65 %      0.65 %      0.65 %      0.65 %

                                                                          INTERNATIONAL GROWTH SUBACCOUNT
                                                             ----------------------------------------------------------
                                                                                    DECEMBER 31,
                                                             ----------------------------------------------------------
                                                                2001        2000        1999        1998        1997
                                                             ----------   ---------   ---------   ---------   ---------
Accumulation unit value, beginning of year................       $32.74      $39.20      $21.65      $18.58      $15.78
                                                             ----------   ---------   ---------   ---------   ---------
  Income from operations:
    Net investment income (loss)..........................         0.09        1.77       (0.10)       0.29        0.05
    Net realized and unrealized gain (loss) on
      investment..........................................        (7.86)      (8.23)      17.65        2.78        2.75
                                                             ----------   ---------   ---------   ---------   ---------
      Net income (loss) from operations...................        (7.77)      (6.46)      17.55        3.07        2.80
                                                             ----------   ---------   ---------   ---------   ---------
Accumulation unit value, end of year......................       $24.97      $32.74      $39.20      $21.65      $18.58
                                                             ==========   =========   =========   =========   =========
Total return..............................................     (23.73)%    (16.49)%     81.09 %     16.48 %     17.74 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)................      $21,379     $34,261     $32,267     $14,537     $15,266
  Ratio of net investment income (loss) to average net
    assets................................................       0.34 %      4.47 %     (0.39)%      1.38 %      0.26 %
  Ratio of expenses to average net assets.................       0.65 %      0.65 %      0.65 %      0.65 %      0.65 %

JANUS RETIREMENT ADVANTAGE
WRL SERIES ANNUITY ACCOUNT B
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)
FOR THE YEAR ENDED


                                                                     WORLDWIDE GROWTH SUBACCOUNT
                                                       --------------------------------------------------------
                                                                             DECEMBER 31,
                                                       --------------------------------------------------------
                                                         2001        2000        1999        1998       1997
                                                       ---------   ---------   ---------   --------   ---------
Accumulation unit value, beginning of year...........     $41.29      $49.28      $30.16     $23.55      $19.40
                                                       ---------   ---------   ---------   --------   ---------
  Income from operations:
    Net investment income (loss).....................      (0.06)       3.88       (0.17)      0.87        0.23
    Net realized and unrealized gain (loss) on
      investment.....................................      (9.41)     (11.87)      19.29       5.74        3.92
                                                       ---------   ---------   ---------   --------   ---------
      Net income (loss) from operations..............      (9.47)      (7.99)      19.12       6.61        4.15
                                                       ---------   ---------   ---------   --------   ---------
Accumulation unit value, end of year.................     $31.82      $41.29      $49.28     $30.16      $23.55
                                                       =========   =========   =========   ========   =========
Total return.........................................   (22.94)%    (16.22)%     63.39 %    28.09 %     21.36 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)...........    $58,966     $87,196     $95,924    $58,560     $44,154
  Ratio of net investment income (loss) to average
    net assets.......................................    (0.18)%      7.89 %     (0.48)%     3.18 %      1.01 %
  Ratio of expenses to average net assets............     0.65 %      0.65 %      0.65 %     0.65 %      0.65 %

                                                       GLOBAL LIFE SCIENCES     GLOBAL TECHNOLOGY
                                                            SUBACCOUNT              SUBACCOUNT
                                                       ---------------------   --------------------
                                                           DECEMBER 31,            DECEMBER 31,
                                                       ---------------------   --------------------
                                                         2001       2000(1)      2001      2000(1)
                                                       ---------   ---------   ---------   --------
Accumulation unit value, beginning of year...........     $11.50      $10.00       $6.84     $10.00
                                                       ---------   ---------   ---------   --------
  Income from operations:
    Net investment income (loss).....................      (0.05)      (0.01)       0.19       0.12
    Net realized and unrealized gain (loss) on
      investment.....................................      (1.91)       1.51       (2.75)     (3.28)
                                                       ---------   ---------   ---------   --------
      Net income (loss) from operations..............      (1.96)       1.50       (2.56)     (3.16)
                                                       ---------   ---------   ---------   --------
Accumulation unit value, end of year.................      $9.54      $11.50       $4.28      $6.84
                                                       =========   =========   =========   ========
Total return.........................................   (16.98)%     14.96 %    (37.48)%   (31.58)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)...........     $5,974     $10,981      $5,643     $8,075
  Ratio of net investment income (loss) to average
    net assets.......................................    (0.52)%     (0.08)%      3.90 %     1.96 %
  Ratio of expenses to average net assets............     0.65 %      0.65 %      0.65 %     0.65 %

JANUS RETIREMENT ADVANTAGE
WRL SERIES ANNUITY ACCOUNT B
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2001

NOTE 5 -- (CONTINUED)
FOR THE YEAR ENDED


                                                                             FLEXIBLE INCOME SUBACCOUNT
                                                              --------------------------------------------------------
                                                                                    DECEMBER 31,
                                                              --------------------------------------------------------
                                                                2001        2000        1999        1998       1997
                                                              ---------   ---------   ---------   --------   ---------
Accumulation unit value, beginning of year..................  $   16.90   $   16.01   $   15.86   $  14.63   $   13.17
                                                              ---------   ---------   ---------   --------   ---------
  Income from operations:
    Net investment income (loss)............................       0.94        0.82        0.90       0.99        0.88
    Net realized and unrealized gain (loss) on investment...       0.25        0.07       (0.75)      0.24        0.58
                                                              ---------   ---------   ---------   --------   ---------
      Net income (loss) from operations.....................       1.19        0.89        0.15       1.23        1.46
                                                              ---------   ---------   ---------   --------   ---------
Accumulation unit value, end of year........................  $   18.09   $   16.90   $   16.01   $  15.86   $   14.63
                                                              =========   =========   =========   ========   =========
Total return................................................     7.04 %      5.56 %      0.95 %     8.40 %     11.04 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $  11,499   $   5,523   $   5,192   $  6,781   $   3,662
  Ratio of net investment income (loss) to average net
    assets..................................................     5.30 %      5.05 %      5.68 %     6.47 %      6.33 %
  Ratio of expenses to average net assets...................     0.65 %      0.65 %      0.65 %     0.65 %      0.65 %

                                                                              MONEY MARKET SUBACCOUNT
                                                              --------------------------------------------------------
                                                                                    DECEMBER 31,
                                                              --------------------------------------------------------
                                                                2001        2000        1999        1998       1997
                                                              ---------   ---------   ---------   --------   ---------
Accumulation unit value, beginning of year..................  $   12.94   $   12.26   $   11.75   $  11.23   $   10.74
                                                              ---------   ---------   ---------   --------   ---------
  Income from operations:
    Net investment income (loss)............................       0.46        0.68        0.51       0.52        0.49
    Net realized and unrealized gain (loss) on investment...       0.00        0.00        0.00       0.00        0.00
                                                              ---------   ---------   ---------   --------   ---------
      Net income (loss) from operations.....................       0.46        0.68        0.51       0.52        0.49
                                                              ---------   ---------   ---------   --------   ---------
Accumulation unit value, end of year........................  $   13.40   $   12.94   $   12.26   $  11.75   $   11.23
                                                              =========   =========   =========   ========   =========
Total return................................................     3.54 %      5.60 %      4.30 %     4.68 %      4.49 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $  48,546   $  44,354   $  34,466   $ 16,399   $   7,369
  Ratio of net investment income (loss) to average net
    assets..................................................     3.45 %      5.49 %      4.26 %     4.55 %      4.43 %
  Ratio of expenses to average net assets...................     0.65 %      0.65 %      0.65 %     0.65 %      0.65 %

Per unit information has been computed using average units outstanding throughout each period. Total return is not annualized for periods of less than one year. The ratio of net investment income (loss) to average net assets is annualized for periods of less than one year. The expense ratio considers only the expenses borne directly by the separate account and excludes expenses incurred indirectly by the underlying funds.

                         Report of Independent Auditors

The Board of Directors
Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2001. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2001 Western Reserve Life Assurance Co. of Ohio changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Department of the State of Ohio.

As discussed in Note 8 to the financial statements, in 2001 Western Reserve Life Assurance Co. of Ohio changed the method used to value universal life and variable universal life policies.



Des Moines, Iowa
February 15, 2002

                   Western Reserve Life Assurance Co. of Ohio

                        Balance Sheets - Statutory Basis
                (Dollars in Thousands, Except per Share Amounts)


                                                                          DECEMBER 31
                                                                     2001             2000
                                                                  ---------------------------
ADMITTED ASSETS
Cash and invested assets:
   Cash and short-term investments                                $  141,080      $    25,465
   Bonds                                                              78,489           92,652
   Common stocks:
     Affiliated entities (cost: 2001 - $543 and 2000 - $243)           5,903            4,164
     Other (cost: 2001 and 2000 - $302)                                  472              352
   Mortgage loans on real estate                                      13,821           14,041
   Home office properties                                             43,520           33,571
   Investment properties                                                  --           10,808
   Policy loans                                                      285,178          284,335
   Other invested assets                                              19,558           10,091
                                                                  ---------------------------
Total cash and invested assets                                       588,021          475,479


Net deferred income taxes                                              8,444               --
Federal and foreign income taxes recoverable                              --           22,547
Premiums deferred and uncollected                                      1,237              908
Accrued investment income                                              1,463            1,475
Cash surrender value of life insurance policies                       52,254           49,787
Other assets                                                           7,563            5,905
Separate account assets                                            8,093,342       10,190,653


                                                                  ---------------------------
Total admitted assets                                             $8,752,324      $10,746,754
                                                                  ===========================

                                                                               DECEMBER 31
                                                                          2001               2000
                                                                      ------------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                             $   399,187       $    400,695
     Annuity                                                              336,587            288,370
   Policy and contract claim reserves                                      14,358             13,474
   Liability for deposit-type contracts                                    15,754              9,909
   Other policyholders' funds                                                  60                 38
   Remittances and items not allocated                                     14,493             21,192
   Federal and foreign income taxes payable                                26,150                 --
   Transfers to separate account due or accrued                          (493,930)          (480,404)
   Asset valuation reserve                                                  4,299              4,726
   Interest maintenance reserve                                             4,861              5,934
   Short-term note payable to affiliate                                        --             71,400
   Payable to affiliate                                                       645             17,406
   Other liabilities                                                       92,231             62,528
   Separate account liabilities                                         8,089,904         10,185,342
                                                                      ------------------------------
Total liabilities                                                       8,504,599         10,600,610

Capital and surplus:
   Common stock, $1.00 par value, 3,000,000 shares
     authorized and 2,500,000 shares issued and outstanding                 2,500              2,500
   Paid-in surplus                                                        150,107            120,107
   Unassigned surplus                                                      95,118             23,537
                                                                      ------------------------------
Total capital and surplus                                                 247,725            146,144
                                                                      ------------------------------
Total liabilities and capital and surplus                             $ 8,752,324       $ 10,746,754
                                                                      ==============================

See accompanying notes.

                   Western Reserve Life Assurance Co. of Ohio

                   Statements of Operations - Statutory Basis
                             (Dollars in Thousands)


                                                                           YEAR ENDED DECEMBER 31
                                                                   2001              2000              1999
                                                               ------------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
     Life                                                       $   653,398       $   741,937       $   584,729
     Annuity                                                        625,117         1,554,430         1,104,525
   Net investment income                                             44,424            47,867            39,589
   Amortization of interest maintenance reserve                       1,440             1,656             1,751
   Commissions and expense allowances on reinsurance ceded          (10,789)            1,648             4,178
   Income from fees associated with investment management,
     administration and contract guarantees for separate
     accounts                                                       108,673           149,086           104,775
   Other income                                                      16,386            58,531            44,366
                                                               ------------------------------------------------
                                                                  1,438,649         2,555,155         1,883,913
Benefits and expenses:
   Benefits paid or provided for:
     Life                                                            56,155            58,813            35,591
     Surrender benefits                                             800,264           888,060           689,535
     Other benefits                                                  57,032            47,855            32,201
     Increase (decrease) in aggregate reserves for
       policies and contracts:
         Life                                                        10,100            98,557            70,542
         Annuity                                                     48,217            (9,665)            3,446
         Other                                                           --                67              (121)
                                                               ------------------------------------------------
                                                                    971,768         1,083,687           831,194
   Insurance expenses:
     Commissions                                                    176,023           316,337           246,334
     General insurance expenses                                     110,808           120,798           112,536
     Taxes, licenses and fees                                        18,714            23,193            19,019
     Net transfers to separate accounts                             216,797         1,068,213           625,598
     Other expenses                                                     556                36                --
                                                               ------------------------------------------------
                                                                    522,898         1,528,577         1,003,487
                                                               ------------------------------------------------
                                                                  1,494,666         2,612,264         1,834,681
                                                               ------------------------------------------------
Gain (loss) from operations before federal
   income tax  expense (benefit) and net
   realized capital gains
   (losses) on investments                                          (56,017)          (57,109)           49,232

Federal income tax expense (benefit)                                  3,500           (17,470)           11,816
                                                               ------------------------------------------------
Gain (loss) from operations before net realized
   capital gains (losses) on investments                            (59,517)          (39,639)           37,416

Net realized capital gains (losses) on investments
   (net of related federal
   income taxes and amounts transferred to
   interest maintenance reserve)                                        100              (856)             (716)
                                                               ------------------------------------------------
Net income (loss)                                               $   (59,417)      $   (40,495)      $    36,700
                                                               ================================================

See accompanying notes.

                   Western Reserve Life Assurance Co. of Ohio

         Statements of Changes in Capital and Surplus - Statutory Basis
                             (Dollars in Thousands)

                                                                                                                          TOTAL
                                                                  COMMON           PAID-IN         UNASSIGNED         CAPITAL AND
                                                                  STOCK            SURPLUS           SURPLUS             SURPLUS
                                                        ------------------------------------------------------------------------

Balance at January 1, 1999                                       $ 1,500          $120,107          $ 21,973           $ 143,580
   Net income                                                         --                --            36,700              36,700
   Change in net unrealized capital gains                             --                --             1,421               1,421
   Change in non-admitted assets                                      --                --               703                 703
   Change in asset valuation reserve                                  --                --              (961)               (961)
   Change in surplus in separate accounts                             --                --               451                 451
   Transfer from unassigned surplus to
     common stock (stock dividend)                                 1,000                --            (1,000)                 --
   Settlement of prior period tax returns                             --                --             1,000               1,000
   Tax benefits on stock options exercised                            --                --             2,022               2,022
                                                        ------------------------------------------------------------------------
Balance at December 31, 1999                                       2,500           120,107            62,309             184,916
   Net loss                                                           --                --           (40,495)            (40,495)
   Change in net unrealized capital gains                             --                --             1,571               1,571
   Change in non-admitted assets                                      --                --            (1,359)             (1,359)
   Change in asset valuation reserve                                  --                --              (917)               (917)
   Change in surplus in separate accounts                             --                --              (314)               (314)
   Settlement of prior period tax returns                             --                --                30                  30
   Tax benefits on stock options exercised                            --                --             2,712               2,712
                                                        ------------------------------------------------------------------------
Balance at December 31, 2000                                       2,500           120,107            23,537             146,144
   Net loss                                                           --                --           (59,417)            (59,417)
   Capital contribution                                               --            30,000                --              30,000
   Cumulative effect of change in
     accounting principles                                                                            12,312            12,312
   Change in valuation basis                                          --                --            11,609              11,609
   Change in net deferred income tax asset                            --                --           (11,733)            (11,733)
   Surplus effect of reinsurance                                      --                --            11,851              11,851
     transaction
   Change in net unrealized capital gains                             --                --            (1,281)             (1,281)
   Change in non-admitted assets                                      --                --             9,076               9,076
   Change in asset valuation reserve                                  --                --               427                 427
   Change in surplus in separate accounts                             --                --            97,374              97,374
   Tax benefits on stock options exercised                            --                --             1,363               1,363
                                                        ------------------------------------------------------------------------
Balance at December 31, 2001                                     $ 2,500          $150,107          $ 95,118           $ 247,725
                                                        ========================================================================

See accompanying notes.

                   Western Reserve Life Assurance Co. of Ohio

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in Thousands)


                                                                                       YEAR ENDED DECEMBER 31
                                                                         2001                  2000                  1999
                                                                     -------------------------------------------------------
OPERATING ACTIVITIES
Premiums and other considerations, net of reinsurance                $ 1,295,480           $ 2,356,441           $ 1,738,870
Net investment income received                                            45,355                51,583                44,235
Life and accident and health claims paid                                 (55,303)              (55,030)              (35,872)
Surrender benefits and other fund withdrawals paid                      (800,321)             (888,060)             (689,535)
Other benefits paid to policyholders                                     (56,598)              (43,721)              (32,642)
Commissions, other expenses and other taxes                             (315,087)             (456,874)             (382,372)
Net transfers to separate accounts                                       (27,317)             (935,755)             (628,762)
Federal income taxes received (paid)                                      46,560                (8,236)               (9,637)
                                                                     -------------------------------------------------------
Net cash provided by operating activities                                132,769                20,348                 4,285

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
   Bonds                                                                  29,163                45,079               114,177
   Mortgage loans on real estate                                             282                   227                   212
   Other                                                                    (170)                  345                    18
                                                                     -------------------------------------------------------
                                                                          29,275                45,651               114,407
Cost of investments acquired:
   Bonds                                                                 (14,445)              (18,005)              (49,279)
   Common stocks                                                            (300)                   --                    --
   Mortgage loans on real estate                                              --                (5,003)                   (1)
   Investment properties                                                     (13)                 (108)                 (286)
   Policy loans                                                             (843)             (101,360)              (69,993)
   Other invested assets                                                 (12,394)              (11,203)                   --
   Other                                                                      --                    --                  (855)
                                                                     -------------------------------------------------------
                                                                         (27,995)             (135,679)             (120,414)
                                                                     -------------------------------------------------------
Net cash provided by (used in) investing activities                        1,280               (90,028)               (6,007)

FINANCING AND MISCELLANEOUS ACTIVITIES Other cash provided:
   Capital and surplus paid in                                            30,000                    --                    --
   Borrowed money                                                        (71,400)               54,300               (27,100)
   Deposits and deposit-type contract funds and other
     liabilities without life or disability contingencies                 23,298                    --                    --
   Other sources                                                          45,631                27,815                12,580
                                                                     -------------------------------------------------------
                                                                          27,529                82,115               (14,520)


                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)

                                                                              YEAR ENDED DECEMBER 31
                                                                    2001              2000              1999
                                                                 -----------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES (CONTINUED)
Other cash applied:
   Withdrawals on deposit-type contract funds and other
     liabilities without life or disability contingencies          $  17,990           $    --          $     --
   Other applications                                                 27,973            10,902            33,634
                                                                 -----------------------------------------------
                                                                      45,963            10,902            33,634
                                                                 -----------------------------------------------
Net cash provided by (used in) financing activities                  (18,434)           71,213           (48,154)
                                                                 -----------------------------------------------
Increase (decrease) in cash and short-term investments               115,615             1,533           (49,876)

Cash and short-term investments at beginning of year                  25,465            23,932            73,808
                                                                 -----------------------------------------------
Cash and short-term investments at end of year                     $ 141,080           $25,465          $ 23,932
                                                                 ===============================================

See accompanying notes.

                   Western Reserve Life Assurance Co. of Ohio

                 Notes to Financial Statements - Statutory Basis
                             (Dollars in Thousands)

                                December 31, 2001

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of First AUSA Life Insurance Company which, in turn, is an indirect, wholly owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

NATURE OF BUSINESS

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written are done through an affiliated marketing organization.

BASIS OF PRESENTATION

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale.

   All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

   Investment properties are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

   Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

   Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the "interest maintenance reserve" (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

   The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

   Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

   Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

   Nonadmitted Assets: Certain assets designated as "nonadmitted" are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

   Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

   Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

   Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

   Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

   Deferred Income Taxes: Effective January 1, 2001, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes. Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, states taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not expected to be realizable.

   Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

   The effects of these variances have not been determined by the Company, but are presumed to be material.

INVESTMENTS

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market, and the related unrealized capital gains/(losses) are reported in unassigned surplus. Common stocks of the Company's wholly owned affiliates are recorded at the GAAP basis equity in net assets. Home office and investment properties are reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses.

Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 2001, 2000, and 1999, net realized capital gains (losses) of $367, $(276), and $(67), respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $1,440, $1,656, and $1,751 for the years ended December 31, 2001, 2000, and 1999, respectively.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. No investment income due and accrued has been excluded for the years ended December 31, 2001, 2000, and 1999, with respect to such practices.

PREMIUMS AND ANNUITY CONSIDERATIONS

Life and accident and health premiums are recognized as revenue when due. Subsequent to January 1, 2001, premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. Prior to January 1, 2001, life, annuity, accident, and health premiums were recognized as revenue when due.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

AGGREGATE RESERVES FOR POLICIES

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.00 to
11.25 percent and mortality rates, where appropriate, from a variety of tables.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting policies for the original policies issued and the terms of the reinsurance contracts.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY AND CONTRACT CLAIM RESERVES

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

SEPARATE ACCOUNTS

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $1,208,884, $2,336,299, and $1,675,642 in 2001, 2000, and 1999, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

STOCK OPTION PLAN

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECLASSIFICATIONS

Certain reclassifications have been made to the 2000 and 1999 financial statements to conform to the 2001 presentation.

2. ACCOUNTING CHANGES

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Ohio. Effective January 1, 2001, the State of Ohio required that insurance companies domiciled in the State of Ohio prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Ohio insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principle, as an adjustment that increased capital and surplus, of $12,312 as of January 1, 2001. This amount included the establishment of deferred tax assets of $12,696, offset by the release of mortgage loan origination fees of $25 and the establishment of a vacation accrual of $359.

3. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


3. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

of Financial Accounting Standards No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

   Investment Securities: Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common stocks of unaffiliated entities are based on quoted market prices.

   Mortgage Loans on Real Estate and Policy Loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

   Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

   Investment Contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Short-Term Note Payable to Affiliate: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

   Separate Account Annuity Liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


3. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

Fair values for the Company's insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:

                                                                    DECEMBER 31
                                                       2001                                2000
                                         --------------------------------- -----------------------------------
                                             CARRYING                            CARRYING
                                              AMOUNT         FAIR VALUE           AMOUNT           FAIR VALUE
                                         --------------------------------- -----------------------------------
ADMITTED ASSETS
Cash and short-term investments             $  141,080        $  141,080        $    25,465        $    25,465
Bonds                                           78,489            80,722             92,652             93,766
Common stocks, other than affiliates               472               472                352                352
Mortgage loans on real estate                   13,821            14,263             14,041             14,422
Policy loans                                   285,178           285,178            284,335            284,335
Separate account assets                      8,093,342         8,093,342         10,190,653         10,190,653

LIABILITIES
Investment contract liabilities                352,341           347,665            298,279            291,457
Short-term note payable to affiliate                --                --             71,400             71,400
Separate account annuity liabilities         5,792,373         5,709,486          7,305,380          7,142,011

4. INVESTMENTS

The carrying amount and estimated fair value of investments in bonds are as follows:

                                                                    GROSS         GROSS           ESTIMATED
                                                  CARRYING        UNREALIZED    UNREALIZED           FAIR
                                                   AMOUNT           GAINS         LOSSES             VALUE
                                                  ---------------------------------------------------------
DECEMBER 31, 2001
Bonds:
  United States Government and agencies            $ 4,363          $  173          $   --          $ 4,536
  State, municipal and other government              1,480             135              --            1,615
  Public utilities                                  12,048             306              --           12,354
  Industrial and miscellaneous                      39,429           2,470           1,358           40,541
  Mortgage and other asset-backed securities        21,169             507              --           21,676
                                                  ---------------------------------------------------------
Total bonds                                        $78,489          $3,591          $1,358          $80,722
                                                  =========================================================

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


4. INVESTMENTS (CONTINUED)

                                                                   GROSS         GROSS        ESTIMATED
                                                    CARRYING     UNREALIZED    UNREALIZED       FAIR
                                                     AMOUNT        GAINS         LOSSES         VALUE
                                                   ----------------------------------------------------
DECEMBER 31, 2000
Bonds:
  United States Government and agencies              $ 4,580        $   78        $   15        $ 4,643
  State, municipal and other government                1,478            85            --          1,563
  Public utilities                                    13,061            75           159         12,977
  Industrial and miscellaneous                        42,482         1,673           811         43,344
  Mortgage and other asset-backed securities          31,051           416           228         31,239
                                                   ----------------------------------------------------
Total bonds                                          $92,652        $2,327        $1,213        $93,766
                                                   ====================================================

The carrying amount and fair value of bonds at December 31, 2001 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                                        ESTIMATED
                                                       CARRYING            FAIR
                                                        AMOUNT            VALUE
                                                       --------------------------

   Due in one year or less                              $  7,305         $  7,408
   Due one through five years                             28,415           29,555
   Due five through ten years                             15,628           16,649
   Due after ten years                                     5,972            5,434
                                                        -------------------------
                                                          57,320           59,046
   Mortgage and other asset-backed securities             21,169           21,676
                                                        -------------------------
                                                        $ 78,489         $ 80,722
                                                        =========================

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


4. INVESTMENTS (CONTINUED)

A detail of net investment income is presented below:

                                                     YEAR ENDED DECEMBER 31
                                                2001             2000             1999
                                              ------------------------------------------

Interest on bonds                             $  7,050         $  8,540         $ 12,094
Dividends from common stock of affiliated
  entities                                      18,495           26,453           18,555
Interest on mortgage loans                       1,130              776              746
Rental income on investment properties           6,903            6,034            5,794
Interest on policy loans                        17,746           14,372            9,303
Other investment income                            (51)               1              414
                                              ------------------------------------------
Gross investment income                         51,273           56,176           46,906

Investment expenses                             (6,849)          (8,309)          (7,317)
                                              ------------------------------------------
Net investment income                         $ 44,424         $ 47,867         $ 39,589
                                              ==========================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                      YEAR ENDED DECEMBER 31
                               2001            2000             1999
                             ----------------------------------------

Proceeds                     $29,163        $ 45,079         $114,177
                             ========================================

Gross realized gains         $   637        $    117         $  1,762
Gross realized losses             --             480            1,709
                             ----------------------------------------
Net realized gains (losses)  $   637        $   (363)        $     53
                             ========================================

At December 31, 2001, bonds with an aggregate carrying value of $4,094 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


4. INVESTMENTS (CONTINUED)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                             REALIZED
                                                      YEAR ENDED DECEMBER 31
                                                2001            2000          1999
                                              -------------------------------------
Bonds                                         $   637         $  (363)        $  53
Other invested assets                              --          (1,115)           18
                                              -------------------------------------
                                                  637          (1,478)           71

Tax benefit (expense)                            (170)            346          (854)
Transfer to interest maintenance reserve         (367)            276            67
                                              -------------------------------------
Net realized gains (losses)                   $   100         $  (856)        $(716)
                                              =====================================

                                          CHANGES IN UNREALIZED
                                          YEAR ENDED DECEMBER 31
                                   2001            2000            1999
                                 ---------------------------------------

Other invested assets            $(2,926)        $    --         $    --
Common stocks                      1,559           2,002           1,426
Mortgage loans on real estate         86            (431)             (5)
                                 ---------------------------------------
Change in unrealized             $(1,281)        $ 1,571         $ 1,421
                                 =======================================

Gross unrealized gains (losses) on common stocks were as follows:

                                          UNREALIZED
                                          DECEMBER 31
                                      2001            2000
                                   ------------------------

Unrealized gains                    $ 5,930         $ 4,040
Unrealized losses                      (400)            (69)
                                   ------------------------
Net unrealized gains                $ 5,530         $ 3,971
                                   ========================

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


4. INVESTMENTS (CONTINUED)

During 2001, the Company did not issue any mortgage loans. During 2000, the Company issued one mortgage loan with a lending rate of 7.97%. The percentage of the loan to the value of the security at the time of origination was 69%. The Company requires all mortgages to carry fire insurance equal to the value of the underlying property.

During 2001, 2000, and 1999, no mortgage loans were foreclosed and transferred to real estate. During 2001 and 2000, the Company held a mortgage loan loss reserve in the asset valuation reserve of $135 and $-0-, respectively.

5. REINSURANCE

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

                                         YEAR ENDED DECEMBER 31
                             2001                2000                1999
                         ---------------------------------------------------

Direct premiums          $ 1,369,720         $ 2,385,134         $ 1,748,265
Reinsurance ceded            (91,205)            (88,767)            (59,011)
                         ---------------------------------------------------
Net premiums earned      $ 1,278,515         $ 2,296,367         $ 1,689,254
                         ===================================================

The Company received reinsurance recoveries in the amount of $12,337, $8,856, and $4,916 during 2001, 2000, and 1999, respectively. At December 31, 2001 and 2000, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $6,065 and $2,337, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2001 and 2000 of $63,758 and $5,128, respectively.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


5. REINSURANCE (CONTINUED)

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation for future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $37,176 and the reserve credit taken of $55,408 was credited directly to unassigned surplus on a net of tax basis. The Company holds collateral in the form of letters of credit of $70,000.

6. INCOME TAXES

The Company's net deferred tax asset is comprised of the following components:

                                           DECEMBER 31,       JANUARY 1,
                                              2001               2001
                                           ----------------------------
Gross deferred income tax assets            $162,669           $82,191
Gross deferred income tax liabilities         95,916             3,705
Deferred income tax assets nonadmitted        58,309            65,790
                                           ----------------------------
Net admitted deferred income tax asset      $  8,444           $12,696
                                           ============================

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the "policyholers' surplus account" (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA ($293 at December 31, 2001). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $103.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


6. INCOME TAXES (CONTINUED)

The main components of deferred tax amounts, as well as the net change for the year ended December 31, 2001, are as follow:

                                                DECEMBER 31,      JANUARY 1,          NET
                                                   2001              2001            CHANGE
                                                --------------------------------------------
Deferred income tax assets:
ss.807(f) adjustment                             $  1,977          $ 2,360          $   (383)
  Pension expenses                                  2,422            1,850               572
  Tax basis deferred acquisition costs             76,692           69,122             7,570
  Reserves                                         74,569            2,316            72,253
  Other                                             7,009            6,543               466
                                                --------------------------------------------
Total deferred income tax assets                 $162,669          $82,191          $ 80,478
                                                ============================================

Deferred income tax assets - nonadmitted         $ 58,309          $65,790          $ (7,481)

Deferred income tax liabilities:
ss.807(f) adjustment - liabilities                 91,560              427            91,133
  Other                                             4,356            3,278             1,078
                                                --------------------------------------------
Total deferred income tax liabilities            $ 95,916          $ 3,705          $ 92,211
                                                ============================================

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


6. INCOME TAXES (CONTINUED)

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

                                                                 DECEMBER 31
                                                     2001           2000           1999
                                                   --------------------------------------

Income tax expense (benefit) computed at the
  federal statutory rate (35%)                     $(19,606)      $(19,988)      $ 17,231
Deferred acquisition costs - tax basis                7,570         14,725         11,344
Amortization of IMR                                    (504)          (580)          (613)
Depreciation                                             (6)          (426)          (727)
Dividends received deduction                         (8,705)       (12,805)       (10,784)
Low income housing credits                           (1,944)            --             --
Prior year under (over) accrual                       3,340            560         (3,167)
Reinsurance transactions                              4,148             --             --
Reserves                                             19,541            123         (2,272)
Other                                                  (334)           921            804
                                                   --------------------------------------
Federal income tax expense (benefit)               $  3,500       $(17,470)      $ 11,816
                                                   ======================================

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and it affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined in the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

In 2000, the Company received $30 in interest from the Internal Revenue Service related to the 1993 tax year. In 1999, the Company received $1,000 from its former parent, an unaffiliated company, for reimbursement of prior period tax payments made by the Company but owed by the former parent. Tax settlements for 2000 and 1999 were credited directly to unassigned surplus.

The Company's federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. An examination is underway for 1996 and 1997.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


7. POLICY AND CONTRACT ATTRIBUTES

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                                                                       DECEMBER 31
                                                           2001                          2000
                                               ----------------------------- ------------------------------
                                                                  PERCENT                        PERCENT
                                                    AMOUNT       OF TOTAL          AMOUNT       OF TOTAL
                                               ----------------------------- ------------------------------

   Subject to discretionary withdrawal with
     market value adjustment                      $   11,429          0%          $   11,999         0%
   Subject to discretionary withdrawal at
     book value less surrender charge                102,240          2               72,456         1
   Subject to discretionary withdrawal at
     market value                                  5,641,756         93            7,305,182        96
   Subject to discretionary withdrawal at
     book value (minimal or no charges or
     adjustments)                                    294,012          5              210,648         3
   Not subject to discretionary withdrawal            14,654          0               15,753         0
                                               -----------------------------------------------------------
                                                                    100%           7,616,038       100%
                                                                    ===                            ===
   Less reinsurance ceded                             60,224                           2,145
                                               -------------                 ---------------
   Total policy reserves on annuities and
     deposit fund liabilities                     $6,003,867                      $7,613,893
                                               ============                  ===============

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                             YEAR ENDED DECEMBER 31
                                                     2001              2000              1999
                                                  ----------------------------------------------
Transfers as reported in the summary of
  operations of the separate accounts
  statement:
    Transfers to separate accounts                $1,208,884        $2,336,299        $1,675,642
    Transfers from separate accounts               1,107,157         1,268,865         1,056,207
                                                  ----------------------------------------------
Net transfers to separate accounts                   101,727         1,067,434           619,435

Change in valuation adjustment                        98,321                --                --
Other                                                 16,749               779             6,163
                                                  ----------------------------------------------
Transfers as reported in the summary of
  operations of the life, accident and health
  annual statement                                $  216,797        $1,068,213        $  625,598
                                                  ==============================================

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


7. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

At December 31, 2001, the Company had variable annuities with guaranteed living benefits as follows:

   BENEFIT AND TYPE OF RISK                     SUBJECTED    AMOUNT OF RESERVE
                                              ACCOUNT VALUE         HELD
   -----------------------------------------------------------------------------

   Guaranteed Minimum Income Benefit               $75,101           $19

Reserves on the Company's traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2001 and 2000, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

                                          GROSS             LOADING            NET
                                       ---------------------------------------------
DECEMBER 31, 2001
Ordinary direct renewal business            $1,439          $   407           $1,032
Ordinary new business                          200               (5)             205
                                       ---------------------------------------------
                                            $1,639          $   402           $1,237
                                       =============================================

DECEMBER 31, 2000
Ordinary direct renewal business            $  991          $   220           $  771
Ordinary new business                          133               (4)             137
                                       ---------------------------------------------
                                            $1,124          $   216           $  908
                                       =============================================

8. CONVERSION OF VALUATION SYSTEM

During 2001, the Company converted to a new reserve valuation system for universal life and variable universal life policies. The new valuation system, which provides for more precise calculations, caused general account reserves to decrease by $11,609 and separate account reserves to decrease by $98,321. These amounts were credited directly to unassigned surplus. The decrease in separate account reserves is included in the change in surplus in separate accounts in the 2001 Statement of Changes in Capital and Surplus.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


9. DIVIDEND RESTRICTIONS

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2002, without the prior approval of insurance regulatory authorities, is $24,523.

10. CAPITAL AND SURPLUS

During 1999, the Company's Board of Director's approved an amendment to the Company's Articles of Incorporation which increased the number of authorized capital shares to 3,000,000. The Board of Directors also authorized a stock dividend in the amount of $1,000, which was transferred from unassigned surplus. This amendment and stock dividend were in response to a change in California law which requires all life insurance companies that do business in the state to have capital stock of at least $2,500.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount is to be determined based on the various risk factors related to it. At December 2001, the Company meets the RBC requirements.

11. SALES, TRANSFER, AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

During 2001, the Company sold $17,515 of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

12. RETIREMENT AND COMPENSATION PLANS

The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


12. RETIREMENT AND COMPENSATION PLANS (CONTINUED)

employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $1,634, $1,224, and $1,105 for the years ended December 31, 2001, 2000, and 1999, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $1,100, $930, and $816 for the years ended December 31, 2001, 2000, and 1999, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2001, 2000, and 1999 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $233, $108, and $81 for the years ended December 31, 2001, 2000, and 1999, respectively.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


13. RELATED PARTY TRANSACTIONS

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2001, 2000, and 1999, the Company paid $16,904, $19,248, and $16,905, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 2001, 2000, and 1999, the Company received $6,752, $4,665, and $3,755, respectively, for such services, which approximates their cost.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2001, 2000, and 1999, the Company paid net interest of $945, $2,262, and $1,997, respectively, to affiliates.

The Company received capital contributions of $30,000 from its parent in 2001.

At December 31, 2000, the Company had short-term note payables to an affiliate of $71,400. Interest on these notes approximated the thirty-day commercial paper rate at the time of issuance.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2001 and 2000, the cash surrender value of these policies was $52,254 and $49,787, respectively.

14. COMMITMENTS AND CONTINGENCIES

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion that damages arising from such demands will not be material to the Company's financial position.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in Thousands)


14. COMMITMENTS AND CONTINGENCIES (CONTINUED)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,425 and $3,438 and an offsetting premium tax benefit of $764 and $777 at December 31, 2001 and 2000, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $13, $(9), and $(20) for the years ended December 31, 2001, 2000, and 1999, respectively.

                   Western Reserve Life Assurance Co. of Ohio

                       Summary of Investments - Other Than
                         Investments in Related Parties
                             (Dollars in Thousands)


SCHEDULE I

                                                                                         AMOUNT AT WHICH
                                                                             FAIR          SHOWN IN THE
                TYPE OF INVESTMENT                        COST (1)           VALUE         BALANCE SHEET
---------------------------------------------------------------------------------------------------------

FIXED MATURITIES
Bonds:
   United States Government and government
     agencies and authorities                           $    4,681           $  4,868         $    4,681
   States, municipalities, and political
     subdivisions                                            3,380              3,620              3,380
   Public utilities                                         12,048             12,354             12,048
   All other corporate bonds                                58,380             59,880             58,380
                                                        -------------------------------------------------
Total fixed maturities                                      78,489             80,722             78,489

EQUITY SECURITIES Common stocks (unaffiliated):
   Industrial, miscellaneous, and all other                    302                472                472
                                                        -------------------------------------------------
Total equity securities                                        302                472                472

Mortgage loans on real estate                               13,821                                13,821
Real estate                                                 43,520                                43,520
Policy loans                                               285,178                               285,178
Cash and short-term investments                            141,080                               141,080
Other invested assets                                       19,558                                19,558
                                                        ----------                            ---------
Total investments                                       $  581,948                            $  582,118
                                                        ==========                            ==========

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

                   Western Reserve Life Assurance Co. of Ohio

                       Supplementary Insurance Information
                             (Dollars in Thousands)


SCHEDULE III

                                                                                                 BENEFITS,
                                                                                                  CLAIMS,
                                  FUTURE POLICY    POLICY AND                       NET          LOSSES AND       OTHER
                                   BENEFITS AND     CONTRACT        PREMIUM      INVESTMENT      SETTLEMENT     OPERATING
                                     EXPENSES      LIABILITIES      REVENUE        INCOME         EXPENSES      EXPENSES*
                                  ------------------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 2001
Individual life                       $386,965        $14,219      $  652,626      $14,014       $  167,912     $216,211
Group life                              12,222            135             772          731            1,226          535
Annuity                                336,587              4         625,117       29,679          802,630       89,355
                                  ------------------------------------------------------------------------------------------
                                      $735,774        $14,358      $1,278,515      $44,424       $  971,768     $306,101
                                  ==========================================================================================

YEAR ENDED DECEMBER 31, 2000
Individual life                       $389,458        $13,349      $  741,090      $13,430       $  267,540     $310,243
Group life                              11,237            100             847          936            1,413          580
Annuity                                259,199             25       1,554,430       33,501          814,734      149,541
                                  ------------------------------------------------------------------------------------------
                                      $659,894        $13,474      $2,296,367      $47,867       $1,083,687     $460,364
                                  ==========================================================================================

YEAR ENDED DECEMBER 31, 1999
Individual life                       $291,106        $ 9,152      $  583,656      $10,754       $  178,237     $261,284
Group life                              11,032            100           1,073          706            1,437          599
Annuity                                268,864             17       1,104,525       28,129          651,520      116,006
                                  ------------------------------------------------------------------------------------------
                                      $571,002        $ 9,269      $1,689,254      $39,589       $  831,194     $377,889
                                  ==========================================================================================

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                   Western Reserve Life Assurance Co. of Ohio

                                   Reinsurance
                             (Dollars in Thousands)


SCHEDULE IV

                                                                           ASSUMED                            PERCENTAGE OF
                                                         CEDED TO            FROM                                 AMOUNT
                                       GROSS              OTHER             OTHER               NET            ASSUMED TO
                                      AMOUNT            COMPANIES         COMPANIES           AMOUNT               NET
                                  ----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
Life insurance in force             $78,786,575        $17,837,374        $       --        $60,949,201           0.0%
                                  ========================================================================================

Premiums:
   Individual life                  $   684,987        $    32,361        $       --        $   652,626           0.0%
   Group life                             1,030                258                --                772           0.0
   Annuity                              683,703             58,586                --            625,117           0.0
                                  ----------------------------------------------------------------------------------------
                                    $ 1,369,720        $    91,205        $       --        $ 1,278,515           0.0%
                                  ========================================================================================

YEAR ENDED DECEMBER 31, 2000
Life insurance in force             $76,903,969        $14,753,778        $       --        $62,150,191           0.0%
                                  ========================================================================================

Premiums:
   Individual life                  $   774,550        $    33,460        $       --        $   741,090           0.0%
   Group life                             1,100                253                --                847           0.0
   Annuity                            1,609,484             55,054                --          1,554,430           0.0
                                  ----------------------------------------------------------------------------------------
                                    $ 2,385,134        $    88,767        $       --        $ 2,296,367           0.0%
                                  ========================================================================================

YEAR ENDED DECEMBER 31, 1999
Life insurance in force             $63,040,741        $11,297,250        $       --        $51,743,491           0.0%
                                  ========================================================================================

Premiums:
   Individual life                  $   604,628        $    20,972        $       --        $   583,656           0.0%
   Group life                             1,383                310                --              1,073           0.0
   Annuity                            1,142,254             37,729                --          1,104,525           0.0
                                  ----------------------------------------------------------------------------------------
                                    $ 1,748,265        $    59,011        $       --        $ 1,689,254           0.0%
                                  ========================================================================================

WRL Series Annuity Account B

                                     PART C

                                OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

                  (a)      Financial Statements

                           The financial statements for the WRL Series Annuity Account B and for Western Reserve Life Assurance Co. of Ohio ("Western Reserve") are included in Part B.

                  (b)      Exhibits


                           (1) Resolution of the Board of Directors of Western Reserve establishing the separate account. 1/


                           (2)      Not Applicable.

                           (3)      Distribution of Contracts


                                    (a)      Form of Master Agreement. 2/

                                    (b)      Amendment to Master Agreement. 3/

                                    (c)      Form of Participation Agreement. 2/

                                    (d)      Principal Underwriting and
                                             Distribution Agreement.3/

                                    (e)      First Amendment to Principal
                                             Underwriting and Distribution
                                             Agreement. 3/

                                    (f)      Broker-Dealer Selling Agreement. 3/

                           (4)      Specimen Flexible Payment Variable
                                    Accumulation Deferred Annuity Contract. 1/

                           (5)      (a)      Application for Flexible Payment
                                             Variable Accumulation Deferred
                                             Annuity Contract. 2/

                                    (b)      Endorsement (Form END00117-04/95).
                                             4/

                           (6)      (a)      Second Amended Articles of
                                             Incorporation of Western Reserve.
                                             1/

                                    (b)      Certificate of First Amendment to
                                             Second Amended Articles of
                                             Incorporation of Western Reserve.
                                             5/

                                    (c)      Amended Code of Regulations of
                                             Western Reserve. 1/


                           (7)      Not Applicable.

                           (8)      Not Applicable.


                           (9) Opinion and Consent of Thomas E. Pierpan, Esq. as to Legality of Securities Being Registered. 4/


                           (10)     (a)      Written Consent of Sutherland
                                             Asbill & Brennan LLP. (b) Written
                                             Consent of Ernst & Young LLP.


                           (11)     Not Applicable.


                           (12)     Not Applicable.


                           (13) Schedules for Computation of Performance Quotations. 6/

                           (14)     Not Applicable.

                           (15)     Powers of Attorney. 7/ 8/

-----------------

1/ This exhibit was previously filed on the Initial Registration Statement on Form N-4 dated May 25, 1993 (File No. 33-63246) and is incorporated herein by reference.

2/ This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated August 18, 1993 (File No. 33-63246) and is incorporated herein by reference.

3/ This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.

4/ This exhibit was previously filed on Post-Effective Amendment No. 2 to Form N-4 dated April 28, 1995 (File No. 33-63246) and is incorporated herein by reference.

5/ This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 dated April 21, 2000 (File 333-82705) and is incorporated herein by reference.

6/ This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 dated April 29, 1993 (File No. 33-49550) and is incorporated herein by reference.


7/ This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-4 dated February 19, 2002 (File No. 333-82705) and is incorporated herein by reference.

8/ This exhibit was previously filed on Post-Effective Amendment No. 17 to Form S-6 dated October 30, 2001 (File No. 33-69138) and is incorporated herein by reference.


Item 25           Directors and Officers of the Depositor


Name                             Principal Business Address             Position and Offices with Depositor
----                             --------------------------             -----------------------------------
John R. Kenney                                    (1)                   Chairman of the Board


Michael W. Kirby                                  (2)                   Chief Executive Officer


Jerome C. Vahl                                    (1)                   Director and President


Jack E. Zimmerman                507 St. Michel Circle                  Director
                                 Kettering, Ohio 45429


James R. Walker                  3320 Office Park Drive                 Director
                                 Dayton, Ohio 45439


Alan M. Yaeger                                    (1)                   Executive Vice President, Actuary and
                                                                        Chief Financial Officer


William H. Geiger                                 (1)                   Senior Vice President, Secretary
                                                                        Corporate Counsel and Group Vice
                                                                        President - Compliance


Allan J. Hamilton                                 (1)                   Vice President, Treasurer and Controller


-----------------

(1)      570 Carillon Parkway, St. Petersburg, Florida 33716.


(2)      4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001


Item 26. Persons Controlled By Or Under Common Control With The Depositor Or Registrant.


VERENIGING AEGON - Netherlands Membership Association
AEGON N.V. (Netherlands) (52.27%)
  AEGON Nederland N.V. (Netherlands) (100%)
  AEGON Nevak Holding B.V. (Netherlands) (100%)

  AEGON Derivatives N.V. (Netherlands) (100%)
  Transamerica Corporation and subsidiaries (DE) (100%)
  AEGON DMS Holding B.V. (Netherlands) (100%)
    JC Penney Financial & Marketing Services Group Ltd. (Korea) (100%)
    JC Penney Direct Marketing Services Japan K.K. (Japan) (100%)
    Canadian Premier Holdings Ltd (Canada) (100%)
      Canadian Premier Life Insurance Company (Canada) (100%)
      Legacy General Insurance Company (Canada) (100%)
    Cornerstone International Holdings Ltd (UK) (100%)
      Cornerstone International Marketing Ltd (UK) (100%)
      Stonebridge International Insurance Ltd (UK) (100%)
    JC Penney Direct Asia Pacific Pty Ltd (Australia) (100%)
      JC Penney Direct Service Asia Pacific Pty Ltd (Australia) (100%)
      JC Penney Insurance Marketing Asia Pacific Pty Ltd (Australia) (100%) AEGON INTERNATIONAL N.V. (Netherlands) (100%)
    The AEGON Trust - voting trust - (Advisory Board: - Donald J. Shepard, Joseph B. M. Streppel, Dennis Hersch) (DE) (100%)
      AEGON U.S. Holding Corporation (DE) (100%)
        CORPA Reinsurance Company (NY) (100%)
        AEGON Management Company (IN) (100%)
        Short Hills Management Company (NJ) (100%)
        AEGON U.S. Corporation (IA) (100%)
          Commonwealth General Corporation and subsidiaries (DE) (100%)
          AEGON USA, Inc. (IA) (100%)
          RCC North America LLC (DE) (100%)
            Transamerica Holding Company, L.L.C. (DE) (100%)
              Veterans Life Insurance Company (IL) (100%)
                Peoples Benefit Services, Inc. (PA) (100%)
              Transamerica Life Insurance Company (IA) (100%)
                Professional Life & Annuity Insurance Company (AZ) (100%)
                AEGON Financial Services Group, Inc. (MN) (100%)
                  AEGON Assignment Corporation of Kentucky (KY) (100%)
                  AEGON Assignment Corporation (IL) (100%)
                  Transamerica Financial Institutions, Inc. (MN) (100%)
              AEGON Funding Corp. (DE) (100%)
              AEGON USA Investment Management, LLC (IA) (100%)
              First AUSA Life Insurance Company - insurance holding co. (MD) (100%)
                AUSA Life Insurance Company, Inc. - insurance (NY) (100%) United Financial Services, Inc. (MD) (100%)
                Monumental General Casualty Company (MD) (100%)
                Bankers Financial Life Insurance Company (AZ) (100%)
                The Whitestone Corporation (MD) (100%)
                Cadet Holding Corp. (IA) (100%)
                Monumental General Life Insurance Co. of Puerto Rico (PR) (51%) Iowa Fidelity Life Insurance Company (AZ) (100%)
                Southwest Equity Life Insurance Company (AZ) (100%)
                Life Investors Insurance Company of America - insurance (IA) (100%)
                  Apple Partners of Iowa, L.L.C. (IA) (100%)
                  Life Investors Alliance LLC (DE) (100%)
                Western Reserve Life Assurance Co. of Ohio - insurance (OH)
                (100%)
                  WRL Insurance Agency, Inc. (CA) (100%)
                    WRL Insurance Agency of Alabama, Inc. (AL) (100%)
                    WRL Insurance Agency of Massachusetts, Inc. (MA) (100%)
                    WRL Insurance Agency of Nevada, Inc. (NV) (100%
                    WRL Insurance Agency of Wyoming, Inc. (WY) (100%)
                  AEGON Equity Group, Inc. (FL) (100%)
                  AEGON/Transamerica Fund Services, Inc. - transfer agent (FL) (100%)
                  AEGON/Transamerica Fund Advisers, Inc. - investment adviser
                  (FL) (100%)
                  World Financial Group Insurance Agency, Inc. (CA) (100%)

                    World Financial Group Insurance Agency of Alabama, Inc. (AL) (100%)
                    World Financial Group Insurance Agency of Hawaii, Inc. (HI) (100%)
                    World Financial Group Insurance Agency of Massachusetts, Inc. (MA) (100%)
                    World Financial Group Insurance Agency of Nevada, Inc. (NV) (100%)
                    World Financial Group Insurance Agency of New Mexico (NM) (100%)
                    World Financial Group Insurance Agency of Wyoming, Inc. (WY) (100%)
                    WFG Property & Casualty Insurance Agency, Inc. (GA) (100%)
                      WFG Property & Casualty Insurance Agency of Alabama, Inc.
                      (AL) (100%)
                      WFG Property & Casualty Insurance Agency of California, Inc. (CA) (100%)
                      WFG Property & Casualty Insurance Agency of Mississippi, Inc. (MS) (100%)
                      WFG Property & Casualty Insurance Agency of Nevada, Inc.
                      (NV) (100%)
                      WFG Property & Casualty Insurance Agency of Wyoming, Inc.
                      (WY) (100%)
        AUSA Holding Company - holding company (MD) (100%)
          AEGON USA Investment Management, Inc. - investment adviser (IA) (100%) AEGON USA Securities, Inc. - broker-dealer (IA) (100%)
          Transamerica Capital, Inc. (CA) (100%)
          Universal Benefits Corporation - third party administrator (IA) (100%) Investors Warranty of America, Inc. - provider of automobile extended maintenance contracts (IA) (100%)
          Massachusetts Fidelity Trust Company - trust company (IA) (100%) Roundit, Inc. (MD) (50%) Long, Miller & Associates, L.L.C. (CA) (33-1/3%)
          Diversified Investment Advisors, Inc. - investment adviser (DE) (100%)
            Diversified Investors Securities Corp. - broker-dealer (DE) (100%) George Beram & Company, Inc. (MA) (100%)
          Creditor Resources, Inc. - credit insurance (MI) (100%)
            Premier Solutions Group, Inc. (MD) (100%)
            CRC Creditor Resources Canadian Dealer Network Inc. - insurance agency (Canada) 100%)
          Money Services, Inc. - financial counseling for employees and agents of affiliated companies (DE) (100%)
            ORBA Insurance Services, Inc. (CA) (40.15%)
            ADB Corporation, L.LC. (DE) (100%)
            AEGON USA Travel and Conference Services, LLC (IA) (100%)
            Great Companies, L.L.C. (IA) (30%)
          Zahorik Company, Inc. - broker-dealer (CA) (100%)
            ZCI, Inc. (AL) (100%)
            Zahorik Texas, Inc. (TX) (100%)
          Monumental General Insurance Group, Inc. - holding company (MD) (100%)
            Monumental General Mass Marketing, Inc. - marketing (MD) (100%)
            Trip Mate Insurance Agency, Inc. (KS) (100%)
            Monumental General Administrators, Inc. (MD) (100%)
              National Association Management and Consultant Services, Inc. (MD) (100%)
          AEGON Asset Management Services, Inc. (DE) (100%)
            World Group Securities, Inc. (DE) (100%)
            World Financial Group, Inc. (DE) (100%)
          InterSecurities, Inc. - broker-dealer  (DE) (100%)
          Idex Investor Services, Inc. - shareholder services  (FL) (100%)
          Idex Management, Inc. - investment adviser  (DE) (100%)
          AEGON USA Realty Advisors Inc. - real estate investment services (IA) (100%)
            QSC Holding, Inc. (DE) (100%)
            Realty Information Systems, Inc. - information systems for real estate investment management (IA) (100%)
            AEGON USA Real Estate Services, Inc. (DE) (100%)


Item 27.          Number of Contract Owners.


                  As of March 31, 2002, 7,046 nonqualified contracts and 129 qualified contracts were in force.

Item 28.          Indemnification

                  Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                          Ohio General Corporation Law

                    Section 1701.13 Authority of corporation.

         (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

         (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

                  (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

                  (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

         (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

         (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions
(E)(1) and (2) of this section. Such determination shall be made as follows:

                  (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

                  (b)      If the quorum described in division (E)(4)(a) of this
section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

                  (c)      By the shareholders;

                  (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

         Any determination made by the disinterested directors under division
(E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

         (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and
(2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

                  (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

                  (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

         (b) Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

         (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

         (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

         (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or
(7).

         (9) As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

           Second Amended Articles of Incorporation of Western Reserve

                                 ARTICLE EIGHTH

         EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

         (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

         (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

         (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or (b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

         (5) Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

         (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

         (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

         (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

         (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

                 Amended Code of Regulations of Western Reserve

                                    ARTICLE V

`                    Indemnification of Directors and Officers

         Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

                              Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriter


                  (a) AFSG Securities Corporation ("AFSG") is the principal underwriter for the Contracts. AFSG currently serves as principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VL A and Legacy Builder Variable Life Separate Account of Transamerica Life Insurance Company; the Separate Account VA BNY, Separate Account C, AUSA Series Life Account, AUSA Series Annuity Account, and AUSA Series Annuity Account B of AUSA Life Insurance Company, Inc.; the Separate Account I, Separate Account II, and Separate Account V of Peoples Benefit Life Insurance Company; the WRL Series Life Account, WRL Series Annuity Account, and WRL Series Annuity Account B of Western Reserve Life Assurance Co. of Ohio; Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3 of Transamerica Occidental Life Insurance Company; and Separate Account VA-2LNY of Transamerica Life Insurance Company of New York.


                  (b)      Directors and Officers of AFSG

                                  PRINCIPAL BUSINESS
NAME                                    ADDRESS                POSITION AND OFFICES WITH UNDERWRITER
----                              ------------------           -------------------------------------
Larry N. Norman                           (1)                  Director and President

Anne M. Spaes                             (1)                  Director and Vice President

Lisa A. Wachendorf                        (1)                  Director, Vice President and Chief Compliance
                                                               Officer

John K. Carter                            (2)                  Vice President

William G. Cummings                       (2)                  Vice President

Thomas R. Moriarty                        (2)                  Vice President

Christopher G. Roetzer                    (2)                  Vice President

Michael V. Williams                       (2)                  Vice President

Frank A. Camp                             (1)                  Secretary

Priscilla I. Hechler                      (2)                  Assistant Vice President and Assistant Secretary

Thomas E. Pierpan                         (2)                  Assistant Vice President and Assistant Secretary

Darin D. Smith                            (1)                  Vice President and Assistant Secretary

Teresa L. Stolba                          (1)                  Assistant Compliance Officer

Emily Bates                               (3)                  Assistant Treasurer

Clifton W. Flenniken                      (4)                  Assistant Treasurer


-----------------

(1)      4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001

(2)      570 Carillon Parkway, St. Petersburg, Florida 33716-1202

(3)      400 West Market Street, Louisville, Kentucky 40202

(4)      1111 North Charles Street, Baltimore, Maryland 21201

                  (c)      Compensation to Principal Underwriter

                                       NET UNDERWRITING
NAME OF PRINCIPAL                       DISCOUNTS AND         COMPENSATION ON       BROKERAGE
UNDERWRITER                              COMMISSIONS            REDEMPTION         COMMISSIONS        COMMISSIONS
-----------------                      ----------------       ---------------      -----------        -----------
AFSG Securities Corporation                   0                      0                  0                  0

Item 30.          Location of Accounts and Records

                  All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve, 570 Carillon Parkway, St. Petersburg, Florida 33716.

Item 31.          Management Services

                  Not Applicable

Item 32.          Undertakings

                  Western Reserve hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

                  Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

                  Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

                  Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on this 18th of April, 2002.


                                          WRL SERIES ANNUITY ACCOUNT B
                                          (Registrant)



                                          By: /s/ Michael W. Kirby
                                             ----------------------------------
                                             Michael W. Kirby,  Chief Executive
                                             Officer of Western Reserve Life
                                             Assurance Co. of Ohio */


                                          WESTERN RESERVE LIFE ASSURANCE
                                          CO. OF OHIO
                                          (Depositor)




                                          By: /s/ Michael W. Kirby
                                             ----------------------------------
                                             Michael W. Kirby, Chief Executive
                                             Officer */



         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



Signature                                Title                                    Date
---------                                -----                                    ----



/s/ Michael W. Kirby                     Chief Executive Officer                  April 18, 2002
---------------------------
Michael W. Kirby */



/s/ John R. Kenney                       Chairman of the Board                    April 18, 2002
---------------------------
John R. Kenney



/s/ Allan J. Hamilton                    Vice President, Treasurer                April 18, 2002
---------------------------              and Controller
Allan J. Hamilton



/s/ Alan M. Yaeger                       Executive Vice President,                April 18, 2002
---------------------------              Actuary and Chief Financial
Alan M. Yaeger                           Officer




 /s/ Jerome C. Vahl                      Director and President                   April 18, 2002
---------------------------
Jerome C. Vahl



/s/ Jack E. Zimmerman                    Director                                 April 18, 2002
---------------------------
Jack E. Zimmerman */




/s/ James R. Walker                      Director                                 April 18, 2002
---------------------------
James R. Walker */



*/s/ John K. Carter
---------------------------
Signed by John K. Carter
As Attorney-in-Fact

                                  EXHIBIT INDEX


EXHIBIT                    DESCRIPTION OF EXHIBIT
-------                    ----------------------
24(b)(10)(a)               Consent of Sutherland Asbill & Brennan LLP

24(b)(10)(b)               Consent of Ernst & Young LLP